TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.6%
55 * Aptiv plc $ 8,194
13,499 * General Motors Co 711,532
2,596 * Tesla, Inc 2,013,146
TOTAL AUTOMOBILES & COMPONENTS 2,732,872
CAPITAL GOODS - 3.1%
28,580 Carrier Global Corp 1,479,301
9,242 * Liberty Media Acquisition Corp 95,470
5,133 Roper Technologies Inc 2,289,985
11,750 Safran S.A. 1,486,147
TOTAL CAPITAL GOODS 5,350,903
COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
3,976 * Cimpress plc 345,236
60,948 * Clarivate Analytics plc 1,334,761
31,700 Experian Group Ltd 1,327,917
13,587 Waste Connections, Inc 1,711,011
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,718,925
CONSUMER DURABLES & APPAREL - 2.9%
9,405 Essilor International S.A. 1,797,230
6,889 Nike, Inc (Class B) 1,000,489
18,134 * Peloton Interactive, Inc 1,578,565
115,000 Prada S.p.A 628,013
TOTAL CONSUMER DURABLES & APPAREL 5,004,297
CONSUMER SERVICES - 3.8%
1,111 * Booking Holdings, Inc 2,637,370
56,655 * Carnival Corp 1,416,941
859 * Chipotle Mexican Grill, Inc (Class A) 1,561,250
5,296 * Flutter Entertainment plc 1,041,704
TOTAL CONSUMER SERVICES 6,657,265
DIVERSIFIED FINANCIALS - 2.3%
77,546 *,h Altimeter Growth Corp 670,773
7,916 Capital One Financial Corp 1,282,155
9,607 * Ribbit LEAP Ltd 100,489
4,416 S&P Global, Inc 1,876,314
TOTAL DIVERSIFIED FINANCIALS 3,929,731
FOOD & STAPLES RETAILING - 2.1%
8,063 Costco Wholesale Corp 3,623,109
TOTAL FOOD & STAPLES RETAILING 3,623,109
FOOD, BEVERAGE & TOBACCO - 2.3%
3,549 Constellation Brands, Inc (Class A) 747,739
59,593 Davide Campari-Milano NV 837,115
24,374 Keurig Dr Pepper, Inc 832,616
17,311 * Monster Beverage Corp 1,537,736
TOTAL FOOD, BEVERAGE & TOBACCO 3,955,206
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
11,713 Alcon, Inc 948,410
3,070 * Align Technology, Inc 2,042,870
6,783 Cigna Corp 1,357,685
3,407 * DexCom, Inc 1,863,152
7,944 * Guardant Health, Inc 993,080
2,188 * Intuitive Surgical, Inc 2,175,200

TIAA-CREF LIFE FUNDS - Growth Equity Fund
SHARES COMPANY VALUE
12,486 * Oak Street Health, Inc $ 531,030
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,911,427
INSURANCE - 0.5%
16,894 American International Group, Inc 927,312
918 *,e Bright Health Group, Inc 7,491
TOTAL INSURANCE 934,803
MATERIALS - 0.5%
2,975 Linde plc 872,805
TOTAL MATERIALS 872,805
MEDIA & ENTERTAINMENT - 16.3%
3,731 * Alphabet, Inc (Class C) 9,944,272
24,013 Comcast Corp (Class A) 1,343,047
8,610 Electronic Arts, Inc 1,224,773
24,074 * Facebook, Inc 8,170,475
8,634 * IAC 1,124,924
13,265 * Match Group, Inc 2,082,472
18,800 Tencent Holdings Ltd 1,122,336
23,573 * Twitter, Inc 1,423,573
14,019 * Vimeo, Inc 411,738
8,001 * Walt Disney Co 1,353,529
TOTAL MEDIA & ENTERTAINMENT 28,201,139
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
12,082 AstraZeneca plc 1,456,095
53,310 * Avantor, Inc 2,180,379
8,593 * Horizon Therapeutics Plc 941,277
5,329 * Illumina, Inc 2,161,496
13,311 Zoetis, Inc 2,584,198
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,323,445
RETAILING - 12.3%
5,343 * Alibaba Group Holding Ltd (ADR) 791,031
4,286 * Amazon.com, Inc 14,079,681
7,999 * ASOS plc 323,551
11,537 * CarMax, Inc 1,476,275
24,413 * Coupang, Inc 679,902
54,985 * ironSource Ltd 597,687
32,636 * Just Eat Takeaway.com NV (ADR) 474,201
1,488 Kering 1,056,868
28,477 TJX Companies, Inc 1,878,912
TOTAL RETAILING 21,358,108
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
17,114 Applied Materials, Inc 2,203,085
3,903 Broadcom, Inc 1,892,682
19,164 Marvell Technology, Inc 1,155,781
15,640 NVIDIA Corp 3,239,982
8,987 QUALCOMM, Inc 1,159,143
12,967 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 1,447,766
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,098,439
SOFTWARE & SERVICES - 24.8%
585 *,g Adyen NV 1,635,287
4,354 * DocuSign, Inc 1,120,850
4,953 Intuit, Inc 2,672,193
21,392 * ironSource Ltd 232,531
40,632 Microsoft Corp 11,454,973
22,440 * PayPal Holdings, Inc 5,839,112
14,423 * Qualtrics International, Inc 616,439
23,789 * salesforce.com, Inc 6,452,053
3,826 * ServiceNow, Inc 2,380,805
3,715 * Synopsys, Inc 1,112,308
4,098 * Twilio, Inc 1,307,467

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES COMPANY VALUE
16,270 * UiPath, Inc $ 855,965
32,585 Visa, Inc (Class A) 7,258,309
TOTAL SOFTWARE & SERVICES 42,938,292
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
45,081 Apple, Inc 6,378,962
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,378,962
TELECOMMUNICATION SERVICES - 0.6%
16,637 g Cellnex Telecom SAU 1,027,169
TOTAL TELECOMMUNICATION SERVICES 1,027,169
TRANSPORTATION - 2.4%
53,331 * Uber Technologies, Inc 2,389,229
9,400 Union Pacific Corp 1,842,494
TOTAL TRANSPORTATION 4,231,723
TOTAL COMMON STOCKS 172,248,620
(Cost $101,540,957)
EXPIRATION DATE
RIGHTS/WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
4,890 Lucid Group, Inc 07/23/26 55,257
TOTAL AUTOMOBILES & COMPONENTS 55,257
TOTAL RIGHTS/WARRANTS 55,257
(Cost $22,980)
SHORT-TERM INVESTMENTS - 0.0%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
114 c State Street Navigator Securities Lending Government Money
Market Portfolio
0 .030% 114
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 114
TOTAL SHORT-TERM INVESTMENTS 114
(Cost $114)
TOTAL INVESTMENTS - 99.4% 172,303,991
(Cost $101,564,051)
OTHER ASSETS & LIABILITIES, NET - 0.6% 1,042,639
NET ASSETS - 100.0% $ 173,346,630
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $106.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $2,662,456 or 1.5% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 2.0%
6,913 * Aptiv plc $ 1,029,830
20,510 * General Motors Co 1,081,082
2,231 * Tesla, Inc 1,730,096
TOTAL AUTOMOBILES & COMPONENTS 3,841,008
BANKS - 4.9%
67,106 Bank of America Corp 2,848,650
10,421 n Citigroup, Inc 731,346
19,577 Fifth Third Bancorp 830,848
60,046 ING Groep NV 872,979
16,447 JPMorgan Chase & Co 2,692,209
35,872 n Wells Fargo & Co 1,664,819
TOTAL BANKS 9,640,851
CAPITAL GOODS - 7.0%
2,473 Carlisle Cos, Inc 491,608
3,558 n Deere & Co 1,192,179
6,238 Dover Corp 970,009
11,302 Eaton Corp 1,687,502
9,954 Honeywell International, Inc 2,113,035
10,389 * Ingersoll Rand, Inc 523,709
10,678 ITT, Inc 916,600
2,921 * Middleby Corp 498,060
2,601 Northrop Grumman Corp 936,750
8,230 n Otis Worldwide Corp 677,164
13,784 Raytheon Technologies Corp 1,184,873
11,400 n Spirit Aerosystems Holdings, Inc (Class A) 503,766
9,861 Textron, Inc 688,396
5,346 Trane Technologies plc 922,987
4,141 Woodward Inc 468,761
TOTAL CAPITAL GOODS 13,775,399
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,043 Jacobs Engineering Group, Inc 535,819
7,794 * Stericycle, Inc 529,758
7,783 Waste Management, Inc 1,162,469
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,228,046
CONSUMER DURABLES & APPAREL - 1.5%
14,032 * Callaway Golf Co 387,704
16,232 Levi Strauss & Co 397,846
29,474 * Mattel, Inc 547,038
2,761 * On Holding AG. 83,189
12,105 n Tempur Sealy International, Inc 561,793
16,259 * Under Armour, Inc (Class C) 284,858
3,063 Whirlpool Corp 624,423
TOTAL CONSUMER DURABLES & APPAREL 2,886,851
CONSUMER SERVICES - 2.5%
2,958 *,n Airbnb, Inc 496,205
7,805 *,n Caesars Entertainment, Inc 876,345
1,814 Churchill Downs, Inc 435,505
8,613 n Darden Restaurants, Inc 1,304,611
791 * Duolingo, Inc 131,591
7,864 * Expedia Group, Inc 1,288,910
2,335 * Flutter Entertainment plc 459,286
TOTAL CONSUMER SERVICES 4,992,453

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES COMPANY VALUE
DIVERSIFIED FINANCIALS - 3.4%
31,200 *,h Altimeter Growth Corp $ 269,880
6,243 n Blackstone Group, Inc 726,311
794 * Coinbase Global, Inc 180,619
7,494 Discover Financial Services 920,638
40,058 Equitable Holdings, Inc 1,187,319
7,029 KKR & Co, Inc 427,925
6,342 Lazard Ltd (Class A) 290,464
24,105 n Morgan Stanley 2,345,658
4,471 n State Street Corp 378,783
TOTAL DIVERSIFIED FINANCIALS 6,727,597
ENERGY - 2.2%
6,751 *,n Cheniere Energy, Inc 659,370
5,794 Chevron Corp 587,801
8,114 Cimarex Energy Co 707,541
7,332 ConocoPhillips 496,890
11,468 Hess Corp 895,766
14,956 Marathon Petroleum Corp 924,430
TOTAL ENERGY 4,271,798
FOOD & STAPLES RETAILING - 0.5%
7,411 Walmart, Inc 1,032,945
TOTAL FOOD & STAPLES RETAILING 1,032,945
FOOD, BEVERAGE & TOBACCO - 3.4%
4,847 Archer-Daniels-Midland Co 290,868
8,261 Bunge Ltd 671,785
2,092 * Freshpet, Inc 298,508
5,337 Hershey Co 903,287
18,488 n Mondelez International, Inc 1,075,632
10,498 * Monster Beverage Corp 932,537
13,942 PepsiCo, Inc 2,097,016
1,803 Pernod-Ricard S.A. 397,495
TOTAL FOOD, BEVERAGE & TOBACCO 6,667,128
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
10,382 Abbott Laboratories 1,226,426
6,685 n Danaher Corp 2,035,181
2,232 * DexCom, Inc 1,220,591
13,039 * Envista Holdings Corp 545,161
3,029 * Guardant Health, Inc 378,655
774 Humana, Inc 301,202
1,631 * IDEXX Laboratories, Inc 1,014,319
14,755 Medtronic plc 1,849,539
7,192 * Neogen Corp 312,349
3,197 STERIS plc 653,083
6,480 UnitedHealth Group, Inc 2,531,995
1,679 West Pharmaceutical Services, Inc 712,803
3,760 n Zimmer Biomet Holdings, Inc 550,314
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,331,618
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
3,847 Estee Lauder Cos (Class A) 1,153,831
7,600 * Olaplex Holdings, Inc 186,200
13,698 Procter & Gamble Co 1,914,980
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,255,011
INSURANCE - 2.2%
5,185 Allstate Corp 660,102
12,477 American International Group, Inc 684,863
11,792 Hartford Financial Services Group, Inc 828,388
9,503 Lincoln National Corp 653,331
20,640 Metlife, Inc 1,274,107

TIAA-CREF LIFE FUNDS - Growth & Income Fund
SHARES COMPANY VALUE
6,215 * Ryan Specialty Group Holdings, Inc $ 210,502
TOTAL INSURANCE 4,311,293
MATERIALS - 3.8%
18,248 n CF Industries Holdings, Inc 1,018,603
21,524 Corteva, Inc 905,730
11,229 Dow, Inc 646,341
10,432 n DuPont de Nemours, Inc 709,272
567 Eagle Materials, Inc 74,368
7,637 Linde plc 2,240,543
6,306 PPG Industries, Inc 901,821
4,005 Reliance Steel & Aluminum Co 570,392
12,467 * Summit Materials, Inc 398,570
TOTAL MATERIALS 7,465,640
MEDIA & ENTERTAINMENT - 10.6%
3,326 * Alphabet, Inc (Class C) 8,864,821
22,699 n Comcast Corp (Class A) 1,269,555
13,298 * Facebook, Inc 4,513,208
2,616 * Netflix, Inc 1,596,649
6,567 *,n Snap, Inc 485,104
4,222 *,n Take-Two Interactive Software, Inc 650,484
8,650 * Twitter, Inc 522,374
12,786 n ViacomCBS, Inc (Class B) 505,175
14,049 *,n Walt Disney Co 2,376,669
TOTAL MEDIA & ENTERTAINMENT 20,784,039
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
17,853 n AbbVie, Inc 1,925,803
1,765 * Alnylam Pharmaceuticals, Inc 333,250
10,227 AstraZeneca plc (ADR) 614,234
32,352 * Avantor, Inc 1,323,197
5,538 *,e,n Axsome Therapeutics, Inc 182,532
23,652 Bristol-Myers Squibb Co 1,399,489
5,042 * Catalent, Inc 670,939
3,382 Eli Lilly & Co 781,411
10,694 * Genmab A.S. (ADR) 467,328
14,259 Gilead Sciences, Inc 995,991
8,400 *,n Horizon Therapeutics Plc 920,136
4,451 * IQVIA Holdings, Inc 1,066,192
541 Lonza Group AG. 405,809
2,951 Merck KGaA 638,713
1,945 *,n Moderna, Inc 748,553
41,778 n Pfizer, Inc 1,796,872
2,192 *,n Seagen, Inc 372,202
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,642,651
REAL ESTATE - 1.3%
2,081 American Tower Corp 552,318
9,279 Prologis, Inc 1,163,865
6,701 Simon Property Group, Inc 870,929
TOTAL REAL ESTATE 2,587,112
RETAILING - 7.1%
2,223 * Amazon.com, Inc 7,302,644
7,892 *,n Children's Place, Inc 593,952
16,131 * Coupang, Inc 449,248
3,506 Dollar General Corp 743,763
4,257 n Home Depot, Inc 1,397,403
28,251 * ironSource Ltd 307,088
20,028 * Petco Health & Wellness Co, Inc 422,591
6,988 Target Corp 1,598,645
61,139 * THG Holdings Ltd 417,660
13,142 * Torrid Holdings, Inc 202,781

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES COMPANY VALUE
13,585 *,n Urban Outfitters, Inc $ 403,339
TOTAL RETAILING 13,839,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
14,607 *,n Advanced Micro Devices, Inc 1,503,060
6,297 Applied Materials, Inc 810,613
781 ASML Holding NV (ADR) 581,931
2,298 Broadcom, Inc 1,114,369
4,243 * Cree, Inc 342,537
14,105 Marvell Technology, Inc 850,673
2,663 Monolithic Power Systems, Inc 1,290,703
13,322 n NVIDIA Corp 2,759,785
9,660 n QUALCOMM, Inc 1,245,947
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,499,618
SOFTWARE & SERVICES - 12.7%
106 *,g Adyen NV 296,308
4,465 n Alliance Data Systems Corp 450,474
3,426 *,n Anaplan, Inc 208,609
10,300 * Fiserv, Inc 1,117,550
5,104 International Business Machines Corp 709,099
2,339 * ironSource Ltd 25,425
5,867 * Liveperson, Inc 345,860
7,719 Mastercard, Inc (Class A) 2,683,742
40,697 Microsoft Corp 11,473,298
7,631 * PayPal Holdings, Inc 1,985,662
8,995 * salesforce.com, Inc 2,439,624
2,132 * ServiceNow, Inc 1,326,680
2,830 * Synopsys, Inc 847,330
1,478 * Twilio, Inc 471,556
1,891 * Zscaler, Inc 495,858
TOTAL SOFTWARE & SERVICES 24,877,075
TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
79,266 Apple, Inc 11,216,139
1,875 * Arista Networks, Inc 644,325
7,240 * Calix, Inc 357,873
13,927 * Ciena Corp 715,152
32,910 n Cisco Systems, Inc 1,791,291
7,704 Cognex Corp 618,015
13,195 * Stratasys Ltd 283,957
9,179 TE Connectivity Ltd 1,259,542
2,576 * Teledyne Technologies, Inc 1,106,598
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,992,892
TELECOMMUNICATION SERVICES - 0.4%
2,980 Cogent Communications Group, Inc 211,103
4,424 * T-Mobile US, Inc 565,210
TOTAL TELECOMMUNICATION SERVICES 776,313
TRANSPORTATION - 1.8%
15,985 * Delta Air Lines, Inc 681,121
4,165 DSV AS 996,950
8,092 n Knight-Swift Transportation Holdings, Inc 413,906
3,334 Union Pacific Corp 653,497
4,322 United Parcel Service, Inc (Class B) 787,036
TOTAL TRANSPORTATION 3,532,510
UTILITIES - 1.0%
6,673 Ameren Corp 540,513
18,522 NextEra Energy, Inc 1,454,347
TOTAL UTILITIES 1,994,860
TOTAL COMMON STOCKS 195,953,822
(Cost $105,054,462)

TIAA-CREF LIFE FUNDS - Growth & Income Fund
SHARES COMPANY VALUE
PURCHASED OPTIONS - 0.0%
SOFTWARE & SERVICES - 0.0%
900 Global Payments, Inc $ 2,007
TOTAL SOFTWARE & SERVICES 2,007
TOTAL PURCHASED OPTIONS 2,007
(Cost $4,519)
TOTAL INVESTMENTS - 100.0% 195,955,829
(Cost $105,058,981)
OTHER ASSETS & LIABILITIES, NET - 0.0% 39,858
NET ASSETS - 100.0% $ 195,995,687
ADR American Depositary Receipt
*
Non-income producing
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $182,335.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $296,308 or 0.2% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
Purchased options outstanding as of September 30, 2021 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Global Payments, Inc, Call 9 $ 4,519 $ 190.00 01/21/22 $ 2,007
Written options outstanding as of September 30, 2021 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
AbbVie, Inc, Put 12 $ (1,224) $ 100.00 11/19/21 $ (2,172)
ACADIA Pharmaceuticals, Inc, Put 15 (4,722) 17.50 01/21/22 (4,050)
Advanced Micro Devices, Inc, Call 12 (10,701) 135.00 12/17/21 (1,380)
Advanced Micro Devices, Inc, Put 12 (3,288) 85.00 12/17/21 (2,124)
Affirm Holdings, Inc, Put 16 (1,215) 95.00 10/01/21 (16)
Airbnb, Inc, Put 10 (1,600) 125.00 11/19/21 (730)
Alliance Data Systems Corp, Call 11 (1,086) 115.00 10/15/21 (418)
Alliance Data Systems Corp, Put 6 (813) 85.00 11/19/21 (1,335)
Anaplan, Inc, Put 22 (8,022) 50.00 11/19/21 (1,320)
Arcturus Therapeutics Holdings, Inc, Put 12 (20,476) 45.00 03/18/22 (12,240)
Axsome Therapeutics, Inc, Put 50 (37,398) 32.50 03/18/22 (50,500)
BioNTech SE, Put 7 (6,779) 240.00 11/19/21 (7,070)
Blackstone, Inc, Put 12 (1,068) 100.00 10/15/21 (660)
Boston Beer Co, Inc, Put 3 (9,338) 620.00 12/17/21 (36,180)
Brunswick Corp, Put 14 (1,100) 80.00 11/19/21 (1,855)
Caesars Entertainment, Inc, Call 9 (1,242) 140.00 11/19/21 (981)
Celsius Holdings, Inc, Put 16 (931) 75.00 10/15/21 (1,056)
CF Industries Holdings, Inc, Call 20 (2,199) 65.00 11/19/21 (1,500)
CF Industries Holdings, Inc, Put 20 (379) 47.00 10/22/21 (500)
Cheniere Energy, Inc, Put 18 (1,422) 70.00 12/17/21 (720)
Children's Place, Inc, Call 7 (1,426) 105.00 11/19/21 (858)
Children's Place, Inc, Call 7 (982) 110.00 11/19/21 (385)
Children's Place, Inc, Call 14 (4,171) 110.00 12/17/21 (3,710)
Children's Place, Inc, Put 14 (11,731) 70.00 12/17/21 (7,672)
Cisco Systems, Inc, Put 25 (1,224) 50.00 11/19/21 (2,025)
Citigroup, Inc, Call 9 (819) 80.00 11/19/21 (333)
Citigroup, Inc, Put 9 (3,510) 57.50 01/21/22 (1,080)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Coca-Cola Co, Put 26 $ (949) $ 47.50 12/17/21 $ (1,404)
Comcast Corp, Put 28 (951) 45.00 11/19/21 (812)
Danaher Corp, Put 5 (1,165) 270.00 11/19/21 (1,590)
Darden Restaurants, Inc, Put 10 (961) 125.00 10/15/21 (100)
Deckers Outdoor Corp, Put 4 (1,032) 310.00 11/19/21 (2,280)
Deere & Co, Put 4 (1,768) 310.00 11/19/21 (2,428)
DraftKings, Inc, Put 15 (2,489) 45.00 11/19/21 (3,600)
DraftKings, Inc, Put 9 (2,826) 45.00 01/21/22 (3,420)
DuPont de Nemours, Inc, Put 6 (666) 60.00 01/21/22 (894)
DuPont de Nemours, Inc, Put 6 (1,248) 62.50 01/21/22 (1,164)
Emergent BioSolutions, Inc, Put 15 (9,950) 65.00 12/17/21 (23,400)
Enphase Energy, Inc, Put 10 (1,390) 135.00 10/08/21 (920)
Entergy Corp, Put 15 (1,236) 92.50 12/17/21 (3,000)
EQT Corp, Put 78 (1,401) 16.00 10/15/21 (234)
Farfetch Ltd, Put 24 (8,338) 35.00 01/21/22 (7,680)
FedEx Corp, Put 3 (2,271) 210.00 01/21/22 (2,955)
FedEx Corp, Put 3 (3,294) 210.00 03/18/22 (4,032)
Generac Holdings, Inc, Put 4 (1,072) 300.00 11/19/21 (760)
Global Payments, Inc, Call 12 (1,656) 220.00 01/21/22 (690)
Global Payments, Inc, Put 9 (2,862) 135.00 01/21/22 (2,700)
Home Depot, Inc, Call 4 (1,420) 370.00 01/21/22 (1,520)
Home Depot, Inc, Put 4 (1,628) 260.00 01/21/22 (1,036)
Horizon Therapeutics PLC, Call 10 (749) 120.00 10/15/21 (800)
Intel Corp, Put 24 (3,023) 45.00 12/17/21 (1,752)
Knight-Swift Transportation Holdings, Inc, Put 27 (975) 45.00 11/19/21 (945)
Kohl's Corp, Put 30 (2,129) 37.50 11/19/21 (2,129)
Lamb Weston Holdings, Inc, Put 20 (2,070) 50.00 01/21/22 (2,150)
Lumentum Holdings, Inc, Put 4 (2,205) 75.00 12/17/21 (880)
Micron Technology, Inc, Put 18 (3,149) 60.00 11/19/21 (954)
Moderna, Inc, Call 6 (9,197) 470.00 12/17/21 (9,234)
Moderna, Inc, Put 6 (7,874) 340.00 11/19/21 (9,600)
Mondelez International, Inc, Put 24 (1,127) 52.50 12/17/21 (1,320)
Morgan Stanley, Put 16 (945) 80.00 11/19/21 (1,440)
Newell Brands, Inc, Put 62 (2,664) 20.00 12/17/21 (4,216)
Nordstrom, Inc, Put 44 (2,595) 22.50 11/19/21 (2,595)
NVIDIA Corp, Put 8 (1,256) 170.00 11/19/21 (1,808)
NXP Semiconductors NV, Put 8 (1,002) 180.00 10/15/21 (1,016)
Olin Corp, Put 30 (896) 40.00 10/15/21 (525)
Otis Worldwide Corp, Put 16 (1,087) 75.00 11/19/21 (1,960)
Pfizer, Inc, Put 32 (1,151) 40.00 11/19/21 (2,240)
QUALCOMM, Inc, Put 11 (1,320) 110.00 11/19/21 (1,364)
Seagen, Inc, Call 10 (5,047) 190.00 12/17/21 (4,750)
Seagen, Inc, Put 10 (5,264) 125.00 12/17/21 (1,525)
Shake Shack, Inc, Put 16 (9,007) 70.00 03/18/22 (9,007)
Six Flags Entertainment Corp, Put 30 (10,589) 35.00 12/17/21 (3,900)
Snap, Inc, Put 21 (1,364) 60.00 10/15/21 (462)
Sony Group Corp, Put 12 (972) 100.00 11/19/21 (1,710)
Spirit AeroSystems Holdings, Inc, Put 14 (1,343) 38.00 11/19/21 (1,652)
Spirit AeroSystems Holdings, Inc, Put 16 (2,122) 37.50 12/17/21 (2,400)
Spotify Technology S.A., Put 5 (1,520) 190.00 10/15/21 (300)
Square, Inc, Put 6 (2,424) 205.00 11/05/21 (2,160)
State Street Corp, Put 16 (2,607) 77.50 11/19/21 (2,480)
Take-Two Interactive Software, Inc, Put 10 (665) 135.00 10/15/21 (400)
Teladoc Health, Inc, Put 8 (2,648) 115.00 11/19/21 (3,360)
Tempur Sealy International, Inc, Call 28 (2,765) 55.00 12/17/21 (2,772)
Urban Outfitters, Inc, Call 30 (1,229) 40.00 11/19/21 (300)
Urban Outfitters, Inc, Put 42 (5,270) 27.00 12/17/21 (6,300)
ViacomCBS, Inc, Put 26 (16,873) 42.50 03/18/22 (15,600)
Walgreens Boots Alliance, Inc, Put 26 (2,183) 42.50 10/15/21 (754)
Walt Disney Co, Put 8 (1,288) 145.00 11/19/21 (1,032)
Wells Fargo & Co, Put 30 (1,619) 37.50 11/19/21 (1,140)
WW International, Inc, Put 32 (2,639) 17.00 11/05/21 (3,360)
WW International, Inc, Put 30 (3,708) 17.50 01/21/22 (6,630)
Zimmer Biomet Holdings, Inc, Put 10 (2,150) 120.00 12/17/21 (1,250)
Total 1,508 $(320,149) $(329,661)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.7%
11,581 * General Motors Co $ 610,434
TOTAL AUTOMOBILES & COMPONENTS 610,434
BANKS - 13.6%
63,187 Bank of America Corp 2,682,288
18,272 Citigroup, Inc 1,282,329
21,457 JPMorgan Chase & Co 3,512,296
5,519 PNC Financial Services Group, Inc 1,079,737
16,919 US Bancorp 1,005,666
37,642 Wells Fargo & Co 1,746,965
TOTAL BANKS 11,309,281
CAPITAL GOODS - 11.8%
2,520 Allegion plc 333,094
2,705 * Boeing Co 594,938
1,980 Caterpillar, Inc 380,101
2,601 Deere & Co 871,517
5,748 Dover Corp 893,814
5,955 Eaton Corp 889,141
7,143 Honeywell International, Inc 1,516,316
12,004 Masco Corp 666,822
3,370 Parker-Hannifin Corp 942,319
18,962 Raytheon Technologies Corp 1,629,973
2,535 Stanley Black & Decker, Inc 444,411
4,098 Trane Technologies plc 707,520
TOTAL CAPITAL GOODS 9,869,966
CONSUMER DURABLES & APPAREL - 1.0%
183 * NVR, Inc 877,317
TOTAL CONSUMER DURABLES & APPAREL 877,317
CONSUMER SERVICES - 3.2%
217 * Booking Holdings, Inc 515,130
8,561 * Hilton Worldwide Holdings, Inc 1,130,994
4,196 McDonald's Corp 1,011,697
TOTAL CONSUMER SERVICES 2,657,821
DIVERSIFIED FINANCIALS - 6.2%
7,439 American Express Co 1,246,255
4,669 * Berkshire Hathaway, Inc (Class B) 1,274,357
1,118 BlackRock, Inc 937,622
4,557 Goldman Sachs Group, Inc 1,722,683
TOTAL DIVERSIFIED FINANCIALS 5,180,917
ENERGY - 4.6%
15,481 Chevron Corp 1,570,548
18,051 ConocoPhillips 1,223,316
6,549 EOG Resources, Inc 525,688
7,591 Valero Energy Corp 535,697
TOTAL ENERGY 3,855,249
FOOD & STAPLES RETAILING - 1.5%
8,899 Walmart, Inc 1,240,343
TOTAL FOOD & STAPLES RETAILING 1,240,343

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES COMPANY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8%
11,743 Mondelez International, Inc $ 683,208
TOTAL FOOD, BEVERAGE & TOBACCO 683,208
HEALTH CARE EQUIPMENT & SERVICES - 9.7%
3,450 Anthem, Inc 1,286,160
5,341 Cigna Corp 1,069,054
3,937 HCA Healthcare, Inc 955,589
10,988 Medtronic plc 1,377,346
6,089 UnitedHealth Group, Inc 2,379,216
6,742 Zimmer Biomet Holdings, Inc 986,759
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,054,124
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
5,224 Procter & Gamble Co 730,315
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 730,315
INSURANCE - 5.1%
20,352 American International Group, Inc 1,117,121
7,747 Chubb Ltd 1,343,950
6,810 Marsh & McLennan Cos, Inc 1,031,238
7,278 Prudential Financial, Inc 765,646
TOTAL INSURANCE 4,257,955
MATERIALS - 4.6%
5,372 Ball Corp 483,319
10,719 Crown Holdings, Inc 1,080,261
8,658 DuPont de Nemours, Inc 588,658
1,522 Linde plc 446,524
5,909 PPG Industries, Inc 845,046
2,629 Reliance Steel & Aluminum Co 374,422
TOTAL MATERIALS 3,818,230
MEDIA & ENTERTAINMENT - 8.2%
684 * Alphabet, Inc (Class C) 1,823,072
1,226 * Charter Communications, Inc 891,989
41,612 Comcast Corp (Class A) 2,327,359
10,618 * Walt Disney Co 1,796,247
TOTAL MEDIA & ENTERTAINMENT 6,838,667
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
18,248 Bristol-Myers Squibb Co 1,079,734
15,802 Johnson & Johnson 2,552,023
10,764 Merck & Co, Inc 808,484
17,755 Pfizer, Inc 763,643
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,203,884
REAL ESTATE - 1.1%
7,308 Prologis, Inc 916,642
TOTAL REAL ESTATE 916,642
RETAILING - 1.1%
2,742 Home Depot, Inc 900,089
TOTAL RETAILING 900,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
5,192 Analog Devices, Inc 869,556
6,488 Applied Materials, Inc 835,200
10,776 Intel Corp 574,146
575 Lam Research Corp 327,261
11,340 Micron Technology, Inc 804,913
4,618 NXP Semiconductors NV 904,528
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,315,604
SOFTWARE & SERVICES - 4.4%
3,478 Accenture plc 1,112,682

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund
SHARES COMPANY VALUE
8,689 * Fiserv, Inc $ 942,757
4,820 Microsoft Corp 1,358,854
2,485 Oracle Corp 216,518
TOTAL SOFTWARE & SERVICES 3,630,811
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
26,807 Cisco Systems, Inc 1,459,105
9,780 TE Connectivity Ltd 1,342,011
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,801,116
TELECOMMUNICATION SERVICES - 1.3%
6,361 * T-Mobile US, Inc 812,682
5,435 Verizon Communications, Inc 293,544
TOTAL TELECOMMUNICATION SERVICES 1,106,226
TRANSPORTATION - 2.7%
18,697 CSX Corp 556,048
6,292 Union Pacific Corp 1,233,295
2,419 United Parcel Service, Inc (Class B) 440,500
TOTAL TRANSPORTATION 2,229,843
UTILITIES - 2.6%
7,306 Ameren Corp 591,786
9,658 American Electric Power Co, Inc 784,036
24,024 Centerpoint Energy, Inc 590,990
2,611 NextEra Energy, Inc 205,016
TOTAL UTILITIES 2,171,828
TOTAL COMMON STOCKS 83,259,870
(Cost $55,746,772)
TOTAL INVESTMENTS - 99.9% 83,259,870
(Cost $55,746,772)
OTHER ASSETS & LIABILITIES, NET - 0.1% 79,219
NET ASSETS - 100.0% $ 83,339,089
*
Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 96.0%
CASINOS & GAMING - 0.5%
6,300 * Las Vegas Sands Corp $ 230,580
3,000 * Wynn Resorts Ltd 254,250
TOTAL CASINOS & GAMING 484,830
DIVERSIFIED REITS - 1.0%
37,800 Empire State Realty Trust, Inc 379,134
18,500 STORE Capital Corp 592,555
TOTAL DIVERSIFIED REITS 971,689
HEALTH CARE REITS - 6.8%
11,700 Healthcare Trust of America, Inc 347,022
37,900 Healthpeak Properties Inc 1,268,892
13,000 Omega Healthcare Investors, Inc 389,480
19,400 Sabra Healthcare REIT, Inc 285,568
33,900 Ventas, Inc 1,871,619
27,400 Welltower, Inc 2,257,760
TOTAL HEALTH CARE REITS 6,420,341
HOTEL & RESORT REITS - 1.5%
58,900 * Host Hotels and Resorts, Inc 961,837
25,200 * Park Hotels & Resorts, Inc 482,328
TOTAL HOTEL & RESORT REITS 1,444,165
INDUSTRIAL REITS - 11.7%
3,700 EastGroup Properties, Inc 616,531
3,368 Innovative Industrial Properties, Inc 778,581
46,500 Prologis, Inc 5,832,495
47,500 Rexford Industrial Realty, Inc 2,695,625
17,300 Terreno Realty Corp 1,093,879
TOTAL INDUSTRIAL REITS 11,017,111
INTERNET SERVICES & INFRASTRUCTURE - 2.3%
25,200 * GDS Holdings Ltd (ADR) 1,426,572
36,474 * Megaport Ltd 435,855
36,900 * NEXTDC Ltd 314,330
TOTAL INTERNET SERVICES & INFRASTRUCTURE 2,176,757
OFFICE REITS - 5.7%
10,500 Alexandria Real Estate Equities, Inc 2,006,235
13,100 Boston Properties, Inc 1,419,385
10,200 Kilroy Realty Corp 675,342
7,800 SL Green Realty Corp 552,552
18,000 Vornado Realty Trust 756,180
TOTAL OFFICE REITS 5,409,694
REAL ESTATE OPERATING COMPANIES - 0.5%
34,000 Tricon Capital Group, Inc 453,655
TOTAL REAL ESTATE OPERATING COMPANIES 453,655
RESIDENTIAL REITS - 25.6%
61,500 American Homes 4 Rent 2,344,380
8,900 Apartment Income REIT Corp 434,409
17,800 AvalonBay Communities, Inc 3,945,192
5,900 Camden Property Trust 870,073
23,000 Equity Lifestyle Properties, Inc 1,796,300
47,700 Equity Residential 3,859,884
8,200 Essex Property Trust, Inc 2,621,868
100,700 Ingenia Communities Group 473,897

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund
SHARES COMPANY VALUE
76,100 Invitation Homes, Inc $ 2,916,913
7,500 Mid-America Apartment Communities, Inc 1,400,625
12,100 Sun Communities, Inc 2,239,710
22,800 UDR, Inc 1,207,944
TOTAL RESIDENTIAL REITS 24,111,195
RETAIL REITS - 13.1%
7,800 Agree Realty Corp 516,594
38,800 Brixmor Property Group, Inc 857,868
52,300 Kimco Realty Corp 1,085,225
30,100 Macerich Co 502,971
13,600 Realty Income Corp 882,096
19,400 Regency Centers Corp 1,306,202
40,900 Simon Property Group, Inc 5,315,773
48,800 SITE Centers Corp 753,472
13,600 Spirit Realty Capital, Inc 626,144
27,700 Tanger Factory Outlet Centers, Inc 451,510
TOTAL RETAIL REITS 12,297,855
SPECIALIZED REITS - 27.3%
22,600 American Tower Corp 5,998,266
15,100 Crown Castle International Corp 2,617,132
11,900 Digital Realty Trust, Inc 1,718,955
4,400 EPR Properties 217,272
5,700 Equinix, Inc 4,503,741
7,300 Extra Space Storage, Inc 1,226,327
7,300 Gaming and Leisure Properties, Inc 338,136
9,100 Lamar Advertising Co 1,032,395
11,300 National Storage Affiliates Trust 596,527
26,700 Outfront Media, Inc 672,840
9,100 Public Storage, Inc 2,703,610
3,300 SBA Communications Corp 1,090,881
29,100 VICI Properties, Inc 826,731
61,500 Weyerhaeuser Co 2,187,555
TOTAL SPECIALIZED REITS 25,730,368
TOTAL COMMON STOCKS 90,517,660
(Cost $53,210,940)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.1%
REPURCHASE AGREEMENT - 4.1%
$ 3,885,000 r Fixed Income Clearing Corp (FICC) 0 .010% 10/01/21 3,885,000
TOTAL REPURCHASE AGREEMENT 3,885,000
TOTAL SHORT-TERM INVESTMENTS 3,885,000
(Cost $3,885,000)
TOTAL INVESTMENTS - 100.1% 94,402,660
(Cost $57,095,940)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (62,231)
NET ASSETS - 100.0% $ 94,340,429
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $3,885,000 on 10/1/21, collateralized by U.S. Government Securities valued at $3,962,718.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 97.2%
AUTOMOBILES & COMPONENTS - 1.1%
1,760 * Gentherm, Inc $ 142,437
8,650 * Goodyear Tire & Rubber Co 153,105
7,840 * Modine Manufacturing Co 88,827
870 Patrick Industries, Inc 72,471
2,410 * Stoneridge, Inc 49,140
8,460 * Tenneco, Inc 120,724
2,270 * XPEL, Inc 172,202
TOTAL AUTOMOBILES & COMPONENTS 798,906
BANKS - 9.4%
1,260 Amalgamated Financial Corp 19,933
2,091 Bank of NT Butterfield & Son Ltd 74,251
2,312 Banner Corp 127,646
4,144 Cathay General Bancorp 171,520
3,470 Central Pacific Financial Corp 89,110
2,992 ConnectOne Bancorp, Inc 89,790
4,033 * Customers Bancorp, Inc 173,500
6,791 Essent Group Ltd 298,872
1,614 Federal Agricultural Mortgage Corp (FAMC) 175,151
179 First Bancorp (NC) 7,699
4,198 First Financial Bancorp 98,275
3,525 First Merchants Corp 147,486
4,369 Flagstar Bancorp, Inc 221,858
3,279 Glacier Bancorp, Inc 181,493
3,829 Great Western Bancorp, Inc 125,361
2,900 Heartland Financial USA, Inc 139,432
4,130 Heritage Commerce Corp 48,032
7,606 Hilltop Holdings, Inc 248,488
2,164 HomeStreet, Inc 89,049
3,120 Horizon Bancorp 56,690
1,754 Independent Bank Corp (MI) 37,676
2,270 Independent Bank Group, Inc 161,261
13,876 Investors Bancorp, Inc 209,666
2,689 Lakeland Bancorp, Inc 47,407
5,400 * Mr Cooper Group, Inc 222,318
4,300 National Bank Holdings Corp 174,064
8,521 * NMI Holdings, Inc 192,660
6,105 OceanFirst Financial Corp 130,708
10,075 OFG Bancorp 254,091
6,680 Pacific Premier Bancorp, Inc 276,819
1,290 Peapack Gladstone Financial Corp 43,034
1,001 PennyMac Financial Services, Inc 61,191
3,684 Premier Financial Corp 117,299
1,124 QCR Holdings, Inc 57,819
15,787 Radian Group, Inc 358,681
2,100 Renasant Corp 75,705
4,390 Simmons First National Corp (Class A) 129,768
3,850 * The Bancorp, Inc 97,982
3,790 Towne Bank 117,907
3,610 * Tristate Capital Holdings, Inc 76,352
12,653 United Community Banks, Inc 415,271
2,247 Walker & Dunlop, Inc 255,035
5,410 WesBanco, Inc 184,373
4,398 WSFS Financial Corp 225,661
TOTAL BANKS 6,506,384
CAPITAL GOODS - 8.8%
2,640 * AAR Corp 85,615

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund
SHARES COMPANY VALUE
201 Advanced Drainage Systems, Inc $ 21,742
3,311 Altra Industrial Motion Corp 183,264
3,754 *,g API Group Corp 76,394
2,500 Applied Industrial Technologies, Inc 225,325
930 Astec Industries, Inc 50,043
3,598 * Atkore International Group, Inc 312,738
7,089 * Bloom Energy Corp 132,706
1,834 Boise Cascade Co 98,999
2,457 * Builders FirstSource, Inc 127,125
400 * Chart Industries, Inc 76,444
2,559 Columbus McKinnon Corp 123,728
5,251 Comfort Systems USA, Inc 374,501
2,540 * Construction Partners Inc 84,760
10,170 * Cornerstone Building Brands, Inc 148,584
1,148 CSW Industrials, Inc 146,600
1,930 EMCOR Group, Inc 222,683
1,577 EnPro Industries, Inc 137,388
6,841 Federal Signal Corp 264,199
1,610 Franklin Electric Co, Inc 128,559
13,310 GrafTech International Ltd 137,359
3,967 Hillenbrand, Inc 169,193
8,700 * Infrastructure and Energy Alternatives, Inc 99,441
1,690 McGrath RentCorp 121,596
620 Moog, Inc (Class A) 47,263
7,754 * MRC Global, Inc 56,914
2,286 Mueller Industries, Inc 93,955
1,250 * RBC Bearings, Inc 265,250
6,720 * Resideo Technologies, Inc 166,589
6,955 d Rexnord Corp 447,137
3,990 Rush Enterprises, Inc (Class A) 180,188
790 Shyft Group, Inc 30,028
2,290 Simpson Manufacturing Co, Inc 244,961
720 * SiteOne Landscape Supply, Inc 143,618
2,191 * SPX Corp 117,109
4,423 Terex Corp 186,208
3,080 * Titan Machinery, Inc 79,803
2,140 Triton International Ltd 111,366
11,200 * WillScot Mobile Mini Holdings Corp 355,264
TOTAL CAPITAL GOODS 6,074,639
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
3,920 ABM Industries, Inc 176,439
3,380 Brady Corp (Class A) 171,366
2,283 Exponent, Inc 258,321
1,520 * Franklin Covey Co 62,001
4,380 HNI Corp 160,834
1,520 ICF International, Inc 135,721
8,570 KBR, Inc 337,658
2,118 Kforce, Inc 126,318
2,144 Mantech International Corp (Class A) 162,772
4,360 * TriNet Group, Inc 412,369
9,200 * Upwork, Inc 414,276
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,418,075
CONSUMER DURABLES & APPAREL - 2.6%
4,470 * Callaway Golf Co 123,506
3,430 * Crocs, Inc 492,136
300 * Deckers Outdoor Corp 108,060
330 Johnson Outdoors, Inc 34,914
827 * Malibu Boats, Inc 57,874
3,914 * Skyline Champion Corp 235,075
9,865 * Sonos, Inc 319,231
5,780 Steven Madden Ltd 232,125
1,350 * Taylor Morrison Home Corp 34,803
2,460 * Vista Outdoor, Inc 99,163

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES COMPANY VALUE
970 * YETI Holdings, Inc $ 83,119
TOTAL CONSUMER DURABLES & APPAREL 1,820,006
CONSUMER SERVICES - 4.3%
250 * Biglari Holdings, Inc (B Shares) 42,953
7,860 * Bloomin' Brands, Inc 196,500
1,102 * Bluegreen Vacations Holding Corp 28,432
2,700 Carriage Services, Inc 120,393
7,090 Carrols Restaurant Group, Inc 25,949
4,226 * Cheesecake Factory 198,622
2,853 * Dave & Buster's Entertainment, Inc 109,356
3,380 * Everi Holdings, Inc 81,728
1,170 * Golden Entertainment, Inc 57,435
2,960 * Hilton Grand Vacations, Inc 140,807
23,800 * Houghton Mifflin Harcourt Co 319,634
11,070 * International Game Technology plc 291,362
9,580 * Laureate Education, Inc 162,764
4,880 * Noodles & Co 57,584
1,430 Papa John's International, Inc 181,596
3,780 * Red Rock Resorts, Inc 193,612
6,600 * Ruth's Hospitality Group Inc 136,686
2,950 * SeaWorld Entertainment, Inc 163,194
4,009 * Stride, Inc 144,083
3,330 Texas Roadhouse, Inc (Class A) 304,129
TOTAL CONSUMER SERVICES 2,956,819
DIVERSIFIED FINANCIALS - 3.0%
6,100 Artisan Partners Asset Management, Inc 298,412
37,960 BGC Partners, Inc (Class A) 197,771
5,488 * Blucora, Inc 85,558
4,268 Brightsphere Investment Group, Inc 111,523
5,023 Cowen Group, Inc 172,339
5,680 * Enova International, Inc 196,244
7,930 Federated Investors, Inc (Class B) 257,725
3,920 * Green Dot Corp 197,294
680 Hamilton Lane, Inc 57,678
1,550 Piper Jaffray Cos 214,613
9,635 Redwood Trust, Inc 124,195
2,843 Stifel Financial Corp 193,210
TOTAL DIVERSIFIED FINANCIALS 2,106,562
ENERGY - 4.5%
12,520 * Antero Resources Corp 235,501
7,403 Berry Petroleum Co LLC 53,376
4,817 Brigham Minerals, Inc 92,294
2,150 * California Resources Corp 88,150
12,640 * ChampionX Corp 282,630
4,526 Chesapeake Energy Corp 278,756
1,870 * Denbury, Inc 131,367
3,080 * Green Plains Inc 100,562
13,501 * NexTier Oilfield Solutions, Inc 62,105
880 Oasis Petroleum, Inc 87,490
9,677 * Oceaneering International, Inc 128,898
12,621 Ovintiv, Inc 414,978
9,975 * Par Pacific Holdings, Inc 156,807
15,283 * PBF Energy, Inc 198,221
5,490 PDC Energy, Inc 260,171
16,280 * ProPetro Holding Corp 140,822
2,200 * Renewable Energy Group, Inc 110,440
53,229 * Tellurian, Inc 208,125
1,720 * Whiting Petroleum Corp 100,465
TOTAL ENERGY 3,131,158
FOOD & STAPLES RETAILING - 1.2%
3,662 Andersons, Inc 112,899
10,743 * BJ's Wholesale Club Holdings, Inc 590,006

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund
SHARES COMPANY VALUE
3,494 * Performance Food Group Co $ 162,331
TOTAL FOOD & STAPLES RETAILING 865,236
FOOD, BEVERAGE & TOBACCO - 1.8%
1,834 Calavo Growers, Inc 70,132
2,910 * Celsius Holdings, Inc 262,162
8,709 * Hostess Brands, Inc 151,275
1,025 Lancaster Colony Corp 173,030
1,500 Sanderson Farms, Inc 282,300
5,844 * Simply Good Foods Co 201,560
6,320 * Vital Farms, Inc 111,043
TOTAL FOOD, BEVERAGE & TOBACCO 1,251,502
HEALTH CARE EQUIPMENT & SERVICES - 7.7%
6,920 * 1Life Healthcare, Inc 140,130
5,840 * Alphatec Holdings Inc 71,190
2,445 * Angiodynamics, Inc 63,423
2,000 * Apria, Inc 74,300
4,764 * Avanos Medical, Inc 148,637
20,630 * Brookdale Senior Living, Inc 129,969
6,728 * Community Health Systems, Inc 78,718
3,250 * Cutera, Inc 151,450
4,980 * Evolent Health, Inc 154,380
1,956 * HealthEquity, Inc 126,671
2,924 * HealthStream, Inc 83,568
570 * Heska Corp 147,368
3,170 * Inari Medical, Inc 257,087
8,825 * Inovalon Holdings, Inc 355,559
1,630 * Integer Holding Corp 145,624
2,366 * Intersect ENT, Inc 64,355
8,661 * Lantheus Holdings, Inc 222,414
4,482 * Meridian Bioscience, Inc 86,234
1,480 * Merit Medical Systems, Inc 106,264
1,835 * Natus Medical, Inc 46,022
6,252 * Neogen Corp 271,524
5,840 * NextGen Healthcare, Inc 82,344
3,910 * NuVasive, Inc 234,013
11,060 * Option Care Health, Inc 268,316
10,382 * Ortho Clinical Diagnostics Holdings plc 191,859
5,470 Owens & Minor, Inc 171,156
3,860 Patterson Cos, Inc 116,340
2,868 * Pennant Group, Inc 80,562
2,238 * Phreesia, Inc 138,085
12,690 * R1 RCM, Inc 279,307
5,500 * RadNet, Inc 161,205
6,904 Select Medical Holdings Corp 249,718
4,320 * Tenet Healthcare Corp 287,021
4,570 * Varex Imaging Corp 128,874
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,313,687
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
5,590 * BellRing Brands, Inc 171,892
8,672 * elf Beauty, Inc 251,922
920 Medifast, Inc 177,229
1,570 * USANA Health Sciences, Inc 144,754
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 745,797
INSURANCE - 0.9%
4,329 American Equity Investment Life Holding Co 128,008
2,295 Amerisafe, Inc 128,887
2,524 Heritage Insurance Holdings, Inc 17,188
8,807 * SiriusPoint Ltd 81,553
3,260 Stewart Information Services Corp 206,228
4,666 Universal Insurance Holdings, Inc 60,845
TOTAL INSURANCE 622,709

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES COMPANY VALUE
MATERIALS - 3.9%
3,500 * AdvanSix, Inc $ 139,125
3,773 Avient Corp 174,878
1,780 Balchem Corp 258,224
2,410 * Domtar Corp 131,441
10,700 *,† Ferroglobe plc 0
2,103 Innospec, Inc 177,115
137 * Koppers Holdings, Inc 4,283
2,524 Materion Corp 173,247
3,280 Myers Industries, Inc 64,190
1,990 Olympic Steel, Inc 48,476
3,000 * Orion Engineered Carbons SA 54,690
2,980 * Ranpak Holdings Corp 79,924
10,240 * Rayonier Advanced Materials, Inc 76,800
4,300 Schnitzer Steel Industries, Inc (Class A) 188,383
2,520 Sensient Technologies Corp 229,522
2,025 Stepan Co 228,703
11,103 * Summit Materials, Inc 354,963
3,850 Trinseo S.A. 207,823
6,080 United States Steel Corp 133,578
TOTAL MATERIALS 2,725,365
MEDIA & ENTERTAINMENT - 3.1%
2,270 *,e AMC Entertainment Holdings, Inc 86,396
8,521 * Cargurus, Inc 267,645
9,140 * Cars.com, Inc 115,621
13,500 Entravision Communications Corp (Class A) 95,850
5,590 EW Scripps Co (Class A) 100,955
2,940 Gray Television, Inc 67,091
9,340 * iHeartMedia, Inc 233,687
4,139 * Liberty Braves Group (Class C) 109,352
11,400 * Lions Gate Entertainment Corp (Class A) 161,766
24,950 * LiveXLive Media, Inc 74,601
8,170 * Magnite, Inc 228,760
5,590 * QuinStreet, Inc 98,160
2,308 * TechTarget, Inc 190,225
9,130 TEGNA, Inc 180,044
6,830 * WideOpenWest, Inc 134,210
TOTAL MEDIA & ENTERTAINMENT 2,144,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.4%
19,645 * Affimed NV 121,406
20,590 * Agenus, Inc 108,097
8,610 * Alkermes plc 265,532
8,870 * Amneal Pharmaceuticals, Inc 47,366
3,450 * Amphastar Pharmaceuticals, Inc 65,585
2,786 * AnaptysBio, Inc 75,556
18,540 * Antares Pharma, Inc 67,486
15,615 *,e Arbutus Biopharma Corp 66,988
2,257 * Arcus Biosciences, Inc 78,702
1,727 * Arena Pharmaceuticals, Inc 102,843
650 * Arrowhead Pharmaceuticals Inc 40,579
1,780 * Arvinas, Inc 146,280
6,261 * Atara Biotherapeutics, Inc 112,072
24,556 *,e Atossa Therapeutics, Inc 80,053
5,760 * Avid Bioservices, Inc 124,243
4,780 * Berkeley Lights, Inc 93,497
17,770 * BioCryst Pharmaceuticals, Inc 255,355
12,812 * BioDelivery Sciences International, Inc 46,251
16,258 *,e Bionano Genomics, Inc 89,419
3,301 * C4 Therapeutics, Inc 147,489
3,463 * CareDx, Inc 219,450
3,417 *,e Cassava Sciences, Inc 212,127
6,102 * Catalyst Pharmaceuticals, Inc 32,341
10,805 * Chimerix, Inc 66,883
7,737 * ChromaDex Corp 48,511

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund
SHARES COMPANY VALUE
3,240 * Codexis, Inc $ 75,362
1,720 * Dynavax Technologies Corp 33,041
5,310 * Editas Medicine, Inc 218,135
10,810 * Evolus, Inc 82,372
790 * Fate Therapeutics, Inc 46,823
24,710 * Fluidigm Corp 162,839
9,197 *,e G1 Therapeutics, Inc 123,424
9,012 * Gritstone Oncology, Inc 97,330
4,344 * Harmony Biosciences Holdings, Inc 166,506
2,990 * Immunovant, Inc 25,983
4,320 * Intra-Cellular Therapies, Inc 161,050
9,167 *,e Invitae Corp 260,618
17,256 * Ironwood Pharmaceuticals, Inc 225,363
7,597 * IVERIC bio, Inc 123,375
14,170 * Karyopharm Therapeutics, Inc 82,469
3,520 * Kura Oncology, Inc 65,930
340 * Medpace Holdings, Inc 64,355
7,058 * MiMedx Group, Inc 42,771
28,210 * Mustang Bio, Inc 75,885
5,650 * Myriad Genetics, Inc 182,439
1,150 * NanoString Technologies, Inc 55,212
1,166 * Natera, Inc 129,939
5,106 * NeoGenomics, Inc 246,313
720 * Novavax, Inc 149,263
3,200 * Olema Pharmaceuticals, Inc 88,192
21,370 * Oncocyte Corp 76,077
9,150 * Organogenesis Holdings Inc 130,296
6,640 * Pacific Biosciences of California, Inc 169,652
2,255 Phibro Animal Health Corp 48,573
5,970 * Precision BioSciences Inc 68,894
2,541 * Quanterix Corp 126,516
2,300 * RAPT Therapeutics, Inc 71,415
15,125 * Sangamo Therapeutics Inc 136,276
31,130 * Selecta Biosciences, Inc 129,501
5,458 * Seres Therapeutics, Inc 37,988
9,296 * Solid Biosciences, Inc 22,217
6,067 * Supernus Pharmaceuticals, Inc 161,807
3,853 * Sutro Biopharma, Inc 72,783
4,489 * TG Therapeutics, Inc 149,394
4,867 * Travere Therapeutics, Inc 118,025
3,428 * Turning Point Therapeutics Inc 227,722
1,806 * Vanda Pharmaceuticals, Inc 30,955
4,255 * Veracyte, Inc 197,645
1,670 * Vericel Corp 81,496
13,103 *,e Viking Therapeutics, Inc 82,287
3,010 * Zogenix, Inc 45,722
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,884,341
REAL ESTATE - 6.9%
6,040 Armada Hoffler Properties, Inc 80,755
940 CareTrust REIT, Inc 19,101
10,880 * Cushman & Wakefield plc 202,477
7,710 * DigitalBridge Group, Inc 46,491
28,000 Diversified Healthcare Trust 94,920
2,031 EastGroup Properties, Inc 338,426
8,040 Essential Properties Realty Trust, Inc 224,477
3,282 Four Corners Property Trust, Inc 88,155
10,692 Global Net Lease, Inc 171,286
9,300 Healthcare Realty Trust, Inc 276,954
6,650 Independence Realty Trust, Inc 135,327
9,371 Kennedy-Wilson Holdings, Inc 196,041
1,505 Kite Realty Group Trust 30,642
14,680 Macerich Co 245,303
3,150 * Marcus & Millichap, Inc 127,953
8,127 National Storage Affiliates Trust 429,024
13,833 Newmark Group, Inc 197,950

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES COMPANY VALUE
3,019 Plymouth Industrial REIT, Inc $ 68,682
4,760 PotlatchDeltic Corp 245,521
7,540 Preferred Apartment Communities, Inc 92,214
2,731 PS Business Parks, Inc 428,057
11,810 * Realogy Holdings Corp 207,147
9,980 Retail Properties of America, Inc 128,542
2,190 RMR Group, Inc 73,255
4,966 Service Properties Trust 55,669
9,566 STAG Industrial, Inc 375,466
7,805 Tanger Factory Outlet Centers, Inc 127,222
8,200 Whitestone REIT 80,196
TOTAL REAL ESTATE 4,787,253
RETAILING - 3.5%
2,930 Aaron's Co, Inc 80,692
5,840 * Abercrombie & Fitch Co (Class A) 219,759
5,580 * Academy Sports & Outdoors, Inc 223,312
1,320 * Bed Bath & Beyond, Inc 22,803
5,220 Big 5 Sporting Goods Corp 120,269
3,340 Buckle, Inc 132,231
3,110 Caleres, Inc 69,104
339 Camping World Holdings, Inc 13,177
970 Dillard's, Inc (Class A) 167,344
2,596 * Groupon, Inc 59,215
4,650 * GrowGeneration Corp 114,715
3,520 Guess?, Inc 73,955
281 Hibbett Sports, Inc 19,878
16,250 Macy's, Inc 367,250
1,650 * MarineMax, Inc 80,058
677 Monro Muffler, Inc 38,934
2,984 * Porch Group, Inc 52,757
4,624 Rent-A-Center, Inc 259,915
12,820 *,e Shift Technologies, Inc 88,971
718 * Sleep Number Corp 67,119
4,480 * Sportsman's Warehouse Holdings, Inc 78,848
154 * Stamps.com, Inc 50,788
TOTAL RETAILING 2,401,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
10,190 Amkor Technology, Inc 254,241
1,321 Brooks Automation, Inc 135,204
4,505 * Formfactor, Inc 168,172
3,850 * Ichor Holdings Ltd 158,196
6,913 * Lattice Semiconductor Corp 446,925
1,060 * MACOM Technology Solutions Holdings, Inc 68,762
5,030 * MaxLinear, Inc 247,728
5,686 * Rambus, Inc 126,229
3,210 * Semtech Corp 250,284
810 * Silicon Laboratories, Inc 113,530
3,960 * Ultra Clean Holdings 168,696
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,137,967
SOFTWARE & SERVICES - 7.8%
2,630 * Asana, Inc 273,099
2,895 * Avaya Holdings Corp 57,292
10,880 * Box, Inc 257,530
4,890 * Brightcove, Inc 56,431
3,510 * ChannelAdvisor Corp 88,557
7,130 * Cloudera, Inc 113,866
1,663 * Commvault Systems, Inc 125,241
25,460 * Conduent, Inc 167,781
4,750 * Cornerstone OnDemand, Inc 271,985
5,930 * Digital Turbine, Inc 407,688
2,220 * ExlService Holdings, Inc 273,326
3,963 * LiveRamp Holdings, Inc 187,172
4,140 * Mimecast Ltd 263,304

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund
SHARES COMPANY VALUE
4,150 * Mitek Systems, Inc $ 76,775
13,500 * MoneyGram International, Inc 108,270
3,300 * Pagerduty, Inc 136,686
10,794 * Paya Holdings, Inc 117,331
6,727 * Ping Identity Holding Corp 165,282
4,698 Progress Software Corp 231,095
1,705 * Rapid7, Inc 192,699
2,850 Sapiens International Corp NV 82,023
2,720 * Sprout Social, Inc 331,704
2,090 * SPS Commerce, Inc 337,138
6,096 * Tenable Holdings, Inc 281,269
17,150 * Vonage Holdings Corp 276,458
1,918 * Workiva, Inc 270,361
14,410 * Zuora Inc 238,918
TOTAL SOFTWARE & SERVICES 5,389,281
TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
1,120 * Calix, Inc 55,362
12,240 * Diebold, Inc 123,746
6,200 * EchoStar Corp (Class A) 158,162
763 * ePlus, Inc 78,292
18,372 * Extreme Networks, Inc 180,964
1,800 * II-VI, Inc 106,848
6,850 * Knowles Corp 128,369
2,126 * Netgear, Inc 67,841
2,349 * OSI Systems, Inc 222,685
5,040 * Ribbon Communications, Inc 30,139
9,011 * Sanmina Corp 347,284
10,426 * TTM Technologies, Inc 131,055
5,350 * Turtle Beach Corp 148,837
10,660 Vishay Intertechnology, Inc 214,159
1,216 * Vishay Precision Group, Inc 42,280
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,036,023
TELECOMMUNICATION SERVICES - 0.5%
59,190 *,e Globalstar, Inc 98,847
5,580 * Liberty Latin America Ltd (Class A) 72,987
10,033 * Liberty Latin America Ltd (Class C) 131,633
4,400 * Radius Global Infrastructure, Inc 71,852
TOTAL TELECOMMUNICATION SERVICES 375,319
TRANSPORTATION - 1.7%
3,041 ArcBest Corp 248,663
1,800 * Avis Budget Group, Inc 209,718
2,461 Forward Air Corp 204,312
3,781 * Hub Group, Inc (Class A) 259,944
2,753 * Radiant Logistics, Inc 17,592
8,128 * Spirit Airlines, Inc 210,840
TOTAL TRANSPORTATION 1,151,069
UTILITIES - 2.5%
3,131 Avista Corp 122,485
4,088 Black Hills Corp 256,563
3,248 Clearway Energy, Inc (Class A) 91,594
2,311 Northwest Natural Holding Co 106,283
3,985 NorthWestern Corp 228,340
2,251 Otter Tail Corp 125,988
5,785 Portland General Electric Co 271,837
7,871 e South Jersey Industries, Inc 167,337
3,960 Southwest Gas Holdings Inc 264,845
1,433 Spire, Inc 87,671
TOTAL UTILITIES 1,722,943
TOTAL COMMON STOCKS 67,366,498
(Cost $50,951,957)

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 3.7%
REPURCHASE AGREEMENT - 3.0%
$ 2,100,000 r Fixed Income Clearing Corp (FICC) 0 .010% 10/01/21 $ 2,100,000
TOTAL REPURCHASE AGREEMENT 2,100,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
457,841 c State Street Navigator Securities Lending Government Money
Market Portfolio
0 .030 457,841
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 457,841
TOTAL SHORT-TERM INVESTMENTS 2,557,841
(Cost $2,557,841)
TOTAL INVESTMENTS - 100.9% 69,924,339
(Cost $53,509,798)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (624,152)
NET ASSETS - 100.0% $ 69,300,187
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,160,352.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $76,394 or 0.1% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $2,100,000 on 10/1/21, collateralized by U.S. Government Securities valued at $2,142,017.
Futures contracts outstanding as of September 30, 2021 were as follows:
Description
Number of
long (short)
contracts Expiration date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-mini Russell 2000 Index Futures 18 12/17/21 $2,019,101 $ 1,980,720 $ (38,381)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.1%
2,620 * American Axle & Manufacturing Holdings, Inc $ 23,082
1,435 * Aptiv plc 213,772
114 BorgWarner, Inc 4,926
2,272 * Tesla, Inc 1,761,891
TOTAL AUTOMOBILES & COMPONENTS 2,003,671
BANKS - 3.2%
22 Ameris Bancorp 1,141
342 Associated Banc-Corp 7,326
564 Bank OZK 24,241
618 Berkshire Hills Bancorp, Inc 16,674
80 Bryn Mawr Bank Corp 3,676
53 Camden National Corp 2,539
6,816 Citigroup, Inc 478,347
6,124 Citizens Financial Group, Inc 287,706
1,438 Comerica, Inc 115,759
18 Commerce Bancshares, Inc 1,254
44 Cullen/Frost Bankers, Inc 5,219
599 * Customers Bancorp, Inc 25,769
167 Federal Agricultural Mortgage Corp (FAMC) 18,123
141 First Busey Corp 3,473
577 First Republic Bank 111,292
693 Great Western Bancorp, Inc 22,689
89 Heartland Financial USA, Inc 4,279
108 Heritage Financial Corp 2,754
295 HomeStreet, Inc 12,139
3,703 Huntington Bancshares, Inc 57,248
2,904 Keycorp 62,784
329 Live Oak Bancshares, Inc 20,934
3,734 MGIC Investment Corp 55,861
180 * Mr Cooper Group, Inc 7,411
333 National Bank Holdings Corp 13,480
6,157 New York Community Bancorp, Inc 79,241
145 Old National Bancorp 2,458
2,173 People's United Financial, Inc 37,962
706 Pinnacle Financial Partners, Inc 66,420
3,178 PNC Financial Services Group, Inc 621,744
8,910 Regions Financial Corp 189,872
130 Stock Yards Bancorp, Inc 7,624
254 * SVB Financial Group 164,308
102 TFS Financial Corp 1,944
277 * The Bancorp, Inc 7,050
416 * Tristate Capital Holdings, Inc 8,798
6,696 Truist Financial Corp 392,720
50 UMB Financial Corp 4,835
102 United Bankshares, Inc 3,711
182 Univest Financial Corp 4,985
44 Webster Financial Corp 2,396
280 WesBanco, Inc 9,542
49 Westamerica Bancorporation 2,757
693 Zions Bancorporation 42,890
TOTAL BANKS 3,013,375
CAPITAL GOODS - 5.6%
2,771 3M Co 486,089
1,115 * Axon Enterprise, Inc 195,147
603 Barnes Group, Inc 25,163
3,045 * Bloom Energy Corp 57,002

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES COMPANY VALUE
223 Carlisle Cos, Inc $ 44,330
3,191 Carrier Global Corp 165,166
2,835 Caterpillar, Inc 544,235
467 Cummins, Inc 104,870
966 Curtiss-Wright Corp 121,890
1,827 Deere & Co 612,173
2,335 Eaton Corp 348,639
633 Emerson Electric Co 59,629
1,581 Fastenal Co 81,595
1,310 Fortive Corp 92,447
169 * Herc Holdings, Inc 27,625
1,874 * Hexcel Corp 111,297
27 IDEX Corp 5,588
2,096 Illinois Tool Works, Inc 433,096
4,116 Johnson Controls International plc 280,217
2,247 Masco Corp 124,821
1,280 * Mercury Systems, Inc 60,698
302 Moog, Inc (Class A) 23,021
52 * MYR Group, Inc 5,174
75 Owens Corning, Inc 6,412
797 PACCAR, Inc 62,899
445 * PAE, Inc 2,661
620 Parker-Hannifin Corp 173,364
495 Rockwell Automation, Inc 145,550
482 Roper Technologies Inc 215,035
116 Snap-On, Inc 24,238
294 Stanley Black & Decker, Inc 51,541
900 Trane Technologies plc 155,385
208 * Trimas Corp 6,731
394 * United Rentals, Inc 138,266
267 * Vectrus, Inc 13,425
176 W.W. Grainger, Inc 69,179
31 * WESCO International, Inc 3,575
484 Woodward Inc 54,789
475 Xylem, Inc 58,748
TOTAL CAPITAL GOODS 5,191,710
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
205 ACCO Brands Corp 1,761
3,570 ADT, Inc 28,881
207 Cintas Corp 78,797
3,060 * Copart, Inc 424,483
165 * FTI Consulting, Inc 22,225
112 Heidrick & Struggles International, Inc 4,999
117 * Huron Consulting Group, Inc 6,084
34 ICF International, Inc 3,036
3,805 IHS Markit Ltd 443,739
2,937 * KAR Auction Services, Inc 48,137
478 Kelly Services, Inc (Class A) 9,025
138 Resources Connection, Inc 2,178
691 Robert Half International, Inc 69,328
1,566 TransUnion 175,877
33 * TriNet Group, Inc 3,121
177 Verisk Analytics, Inc 35,448
437 * Viad Corp 19,844
1,888 Waste Management, Inc 281,992
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,658,955
CONSUMER DURABLES & APPAREL - 1.5%
200 * Callaway Golf Co 5,526
10 Columbia Sportswear Co 958
643 DR Horton, Inc 53,993
468 Ethan Allen Interiors, Inc 11,092
332 Garmin Ltd 51,613
354 * GoPro, Inc 3,313
200 * Green Brick Partners, Inc 4,104

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund
SHARES COMPANY VALUE
13 Hasbro, Inc $ 1,160
325 * iRobot Corp 25,513
536 Lennar Corp (Class A) 50,212
356 * Lululemon Athletica, Inc 144,073
229 * Mohawk Industries, Inc 40,625
144 Newell Brands Inc 3,188
5,481 Nike, Inc (Class B) 796,006
28 * NVR, Inc 134,234
1,740 * Sonos, Inc 56,306
757 VF Corp 50,711
TOTAL CONSUMER DURABLES & APPAREL 1,432,627
CONSUMER SERVICES - 2.9%
389 * American Public Education, Inc 9,962
281 * Booking Holdings, Inc 667,057
447 * Bright Horizons Family Solutions 62,321
356 Carriage Services, Inc 15,874
554 Darden Restaurants, Inc 83,914
1,038 * Dave & Buster's Entertainment, Inc 39,787
13 * Dine Brands Global Inc. 1,056
313 Domino's Pizza, Inc 149,288
372 * El Pollo Loco Holdings, Inc 6,287
173 * frontdoor, Inc 7,249
95 Graham Holdings Co 55,970
3,090 * Hilton Worldwide Holdings, Inc 408,220
384 * Planet Fitness, Inc 30,163
2,790 * Royal Caribbean Cruises Ltd 248,171
35 * Shake Shack, Inc 2,746
941 * Six Flags Entertainment Corp 39,993
6,300 Starbucks Corp 694,953
1,155 * Terminix Global Holdings, Inc 48,129
255 * Vail Resorts, Inc 85,183
983 Wendy's 21,311
320 * WW International Inc 5,840
TOTAL CONSUMER SERVICES 2,683,474
DIVERSIFIED FINANCIALS - 7.1%
2,331 Ally Financial, Inc 118,998
4,103 American Express Co 687,376
785 Ameriprise Financial, Inc 207,334
6,527 Bank of New York Mellon Corp 338,360
814 BlackRock, Inc 682,669
9,573 Charles Schwab Corp 697,297
1,658 CME Group, Inc 320,624
4,142 Discover Financial Services 508,845
119 Factset Research Systems, Inc 46,979
1,299 Franklin Resources, Inc 38,606
105 * Green Dot Corp 5,285
5,022 Intercontinental Exchange Group, Inc 576,626
482 Invesco Ltd 11,621
245 MarketAxess Holdings, Inc 103,069
1,018 Moody's Corp 361,502
7,505 Morgan Stanley 730,312
309 Nasdaq Inc 59,643
1,564 Northern Trust Corp 168,615
65 * PRA Group, Inc 2,739
38 PROG Holdings, Inc 1,596
1,579 S&P Global, Inc 670,901
1,612 State Street Corp 136,569
852 T Rowe Price Group, Inc 167,588
311 Voya Financial, Inc 19,092
TOTAL DIVERSIFIED FINANCIALS 6,662,246
ENERGY - 2.9%
4,768 Antero Midstream Corp 49,683
2,189 APA Corp 46,910

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES COMPANY VALUE
3,335 Baker Hughes Co $ 82,475
49 * ChampionX Corp 1,096
1,730 * Cheniere Energy, Inc 168,969
7,271 Chevron Corp 737,643
6,149 ConocoPhillips 416,718
59 * Delek US Holdings, Inc 1,060
2,858 * EQT Corp 58,475
4,593 * Frank's International NV 13,503
3,419 * Helix Energy Solutions Group, Inc 13,266
1,260 Hess Corp 98,419
12,391 Kinder Morgan, Inc 207,301
9,016 * Kosmos Energy Ltd 26,687
18,145 Marathon Oil Corp 248,042
9,101 * NOV, Inc 119,314
230 ONEOK, Inc 13,338
6,474 Schlumberger Ltd 191,889
1,332 * Select Energy Services, Inc 6,913
9,944 * Southwestern Energy Co 55,090
2,625 Valero Energy Corp 185,246
TOTAL ENERGY 2,742,037
FOOD & STAPLES RETAILING - 0.5%
2,490 * BJ's Wholesale Club Holdings, Inc 136,751
620 * Performance Food Group Co 28,805
500 Pricesmart, Inc 38,775
877 SpartanNash Co 19,206
2,640 * Sprouts Farmers Market, Inc 61,169
1,207 * United Natural Foods, Inc 58,443
3,282 * US Foods Holding Corp 113,754
TOTAL FOOD & STAPLES RETAILING 456,903
FOOD, BEVERAGE & TOBACCO - 2.7%
916 Archer-Daniels-Midland Co 54,969
628 *,e Beyond Meat, Inc 66,103
993 Campbell Soup Co 41,517
16,474 Coca-Cola Co 864,391
173 * Darling International, Inc 12,439
710 Fresh Del Monte Produce, Inc 22,876
4,764 General Mills, Inc 284,983
2,692 Hormel Foods Corp 110,372
1,710 Kellogg Co 109,303
930 McCormick & Co, Inc 75,358
5,849 PepsiCo, Inc 879,748
79 * TreeHouse Foods, Inc 3,151
TOTAL FOOD, BEVERAGE & TOBACCO 2,525,210
HEALTH CARE EQUIPMENT & SERVICES - 7.8%
476 * Abiomed, Inc 154,948
454 * Accelerate Diagnostics, Inc 2,647
553 * Align Technology, Inc 367,983
3,316 * Allscripts Healthcare Solutions, Inc 44,335
786 * Angiodynamics, Inc 20,389
100 * AtriCure, Inc 6,955
13 * Axonics Modulation Technologies, Inc 846
246 Cardinal Health, Inc 12,167
5,311 * Centene Corp 330,928
3,972 Cerner Corp 280,105
3,201 * Cerus Corp 19,494
2,413 Cigna Corp 482,986
280 * Computer Programs & Systems, Inc 9,929
450 Cooper Cos, Inc 185,990
1,185 * Covetrus, Inc 21,496
2,841 Danaher Corp 864,914
2,297 Dentsply Sirona, Inc 133,341
620 * DexCom, Inc 339,053
4,649 * Edwards Lifesciences Corp 526,313

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund
SHARES COMPANY VALUE
1,838 * Envista Holdings Corp $ 76,847
178 * Glaukos Corp 8,574
154 * Globus Medical, Inc 11,800
138 * Guardant Health, Inc 17,251
68 * Haemonetics Corp 4,800
1,377 HCA Healthcare, Inc 334,225
747 * Health Catalyst, Inc 37,358
294 * Henry Schein, Inc 22,391
70 * Heska Corp 18,098
1,211 * Hologic, Inc 89,384
1,151 Humana, Inc 447,912
647 * IDEXX Laboratories, Inc 402,369
110 * Inogen, Inc 4,740
257 * Integer Holding Corp 22,960
335 * Intersect ENT, Inc 9,112
643 * Intuitive Surgical, Inc 639,238
492 * Laboratory Corp of America Holdings 138,469
301 LeMaitre Vascular, Inc 15,980
85 * LivaNova plc 6,731
166 * Meridian Bioscience, Inc 3,194
749 * Merit Medical Systems, Inc 53,778
1,173 * NextGen Healthcare, Inc 16,539
476 * Omnicell, Inc 70,653
667 * OraSure Technologies, Inc 7,544
412 * Orthofix Medical Inc 15,705
170 * Penumbra, Inc 45,305
80 Premier, Inc 3,101
298 Quest Diagnostics, Inc 43,302
783 * Quidel Corp 110,520
890 Resmed, Inc 234,560
542 * Staar Surgical Co 69,663
356 STERIS plc 72,724
377 * Tactile Systems Technology, Inc 16,758
186 * Tandem Diabetes Care, Inc 22,205
1,121 * Teladoc, Inc 142,154
191 * Triple-S Management Corp (Class B) 6,756
740 * Vocera Communications, Inc 33,862
486 West Pharmaceutical Services, Inc 206,326
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,287,707
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
942 Clorox Co 156,005
3,390 Colgate-Palmolive Co 256,216
1,768 Estee Lauder Cos (Class A) 530,276
716 Kimberly-Clark Corp 94,827
8,428 Procter & Gamble Co 1,178,234
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,215,558
INSURANCE - 2.7%
3,587 Aflac, Inc 186,990
1,261 Allstate Corp 160,538
135 Arthur J. Gallagher & Co 20,068
2,592 Chubb Ltd 449,660
18 * eHealth, Inc 729
11,747 * Genworth Financial, Inc (Class A) 44,051
962 Lincoln National Corp 66,138
2,308 Loews Corp 124,470
3,091 Marsh & McLennan Cos, Inc 468,070
471 Metlife, Inc 29,075
3,203 Progressive Corp 289,519
3,485 Prudential Financial, Inc 366,622
1,665 Travelers Cos, Inc 253,097
162 Willis Towers Watson plc 37,659
TOTAL INSURANCE 2,496,686

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES COMPANY VALUE
MATERIALS - 2.1%
205 Amcor plc $ 2,376
140 Aptargroup, Inc 16,709
3,146 Ball Corp 283,046
1,021 * Century Aluminum Co 13,732
4,939 DuPont de Nemours, Inc 335,803
2,533 Ecolab, Inc 528,434
39 H.B. Fuller Co 2,518
753 International Flavors & Fragrances, Inc 100,691
235 * Koppers Holdings, Inc 7,346
200 Martin Marietta Materials, Inc 68,336
1,614 Mosaic Co 57,652
5,436 Newmont Goldcorp Corp 295,175
1,655 Nucor Corp 163,001
253 PPG Industries, Inc 36,182
27 Reliance Steel & Aluminum Co 3,845
1,968 * Summit Materials, Inc 62,917
283 Trinseo S.A. 15,276
TOTAL MATERIALS 1,993,039
MEDIA & ENTERTAINMENT - 6.2%
5,824 Activision Blizzard, Inc 450,719
38 Cable One, Inc 68,899
285 * Cardlytics, Inc 23,923
2,461 * Cinemark Holdings, Inc 47,276
9,586 Comcast Corp (Class A) 536,145
3,690 * Discovery, Inc (Class C) 89,556
2,026 Electronic Arts, Inc 288,198
2,025 Gray Television, Inc 46,211
1,398 * iHeartMedia, Inc 34,978
1,046 * Imax Corp 19,853
1,361 Interpublic Group of Cos, Inc 49,908
642 John Wiley & Sons, Inc (Class A) 33,519
249 * Liberty Broadband Corp (Class A) 41,919
2,219 * Liberty Broadband Corp (Class C) 383,221
2,907 * Live Nation, Inc 264,915
1,327 * Netflix, Inc 809,921
762 New York Times Co (Class A) 37,544
3,840 Omnicom Group, Inc 278,246
60 * Roku, Inc 18,801
477 Scholastic Corp 17,005
1,029 Sinclair Broadcast Group, Inc (Class A) 32,599
26,756 e Sirius XM Holdings, Inc 163,212
1,009 * Take-Two Interactive Software, Inc 155,457
103 TEGNA, Inc 2,031
2,340 * TripAdvisor, Inc 79,209
9,285 * Twitter, Inc 560,721
6,492 * Walt Disney Co 1,098,252
542 World Wrestling Entertainment, Inc (Class A) 30,493
19,953 * Zynga, Inc 150,246
TOTAL MEDIA & ENTERTAINMENT 5,812,977
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
719 * Acadia Pharmaceuticals, Inc 11,943
987 * Aerie Pharmaceuticals, Inc 11,252
2,934 Agilent Technologies, Inc 462,193
637 * Agios Pharmaceuticals, Inc 29,398
2,359 Amgen, Inc 501,641
249 * AnaptysBio, Inc 6,753
2,703 * Antares Pharma, Inc 9,839
898 * Atara Biotherapeutics, Inc 16,074
98 * Avrobio, Inc 547
33 *,e Axsome Therapeutics, Inc 1,088
3,404 * BioCryst Pharmaceuticals, Inc 48,915
779 * Biogen, Inc 220,449
618 * BioMarin Pharmaceutical, Inc 47,765

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund
SHARES COMPANY VALUE
691 * Bluebird Bio, Inc $ 13,205
9,410 Bristol-Myers Squibb Co 556,790
701 * Collegium Pharmaceutical, Inc 13,838
3,556 Eli Lilly & Co 821,614
70 * Esperion Thereapeutics, Inc 843
453 * Flexion Therapeutics, Inc 2,763
4,819 Gilead Sciences, Inc 336,607
414 * Halozyme Therapeutics, Inc 16,841
212 * Illumina, Inc 85,989
435 * Insmed, Inc 11,980
1,239 * Intra-Cellular Therapies, Inc 46,190
839 * IQVIA Holdings, Inc 200,974
374 * Jazz Pharmaceuticals plc 48,699
903 * Karyopharm Therapeutics, Inc 5,255
428 * MacroGenics, Inc 8,962
77 * Mettler-Toledo International, Inc 106,057
34 * Mirati Therapeutics, Inc 6,015
557 * Novavax, Inc 115,472
4,759 *,e Opko Health, Inc 17,370
547 Perrigo Co plc 25,889
842 * Prothena Corp plc 59,976
1,286 *,e Provention Bio, Inc 8,230
128 * Regeneron Pharmaceuticals, Inc 77,463
189 * Repligen Corp 54,619
1,002 * Revance Therapeutics, Inc 27,916
89 * Sage Therapeutics, Inc 3,944
1,162 * Sangamo Therapeutics Inc 10,470
7,881 *,e TherapeuticsMD, Inc 5,843
1,606 Thermo Fisher Scientific, Inc 917,556
366 * Ultragenyx Pharmaceutical, Inc 33,010
1,810 * Vertex Pharmaceuticals, Inc 328,316
245 * Waters Corp 87,538
3,086 * ZIOPHARM Oncology, Inc 5,617
3,073 Zoetis, Inc 596,592
177 * Zogenix, Inc 2,689
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,028,989
REAL ESTATE - 3.5%
641 Alexandria Real Estate Equities, Inc 122,476
2,592 American Tower Corp 687,943
965 Boston Properties, Inc 104,558
705 Brixmor Property Group, Inc 15,588
432 CatchMark Timber Trust, Inc 5,128
1,099 * CBRE Group, Inc 106,999
118 Coresite Realty 16,348
311 Cousins Properties, Inc 11,597
603 Crown Castle International Corp 104,512
403 CyrusOne, Inc 31,196
4,027 * DiamondRock Hospitality Co 38,055
165 Douglas Emmett, Inc 5,216
352 Easterly Government Properties, Inc 7,272
471 Equinix, Inc 372,151
456 First Industrial Realty Trust, Inc 23,748
1,028 Franklin Street Properties Corp 4,770
2,714 Healthpeak Properties Inc 90,865
3,867 * Host Hotels and Resorts, Inc 63,148
421 * Howard Hughes Corp 36,968
282 Hudson Pacific Properties 7,408
355 iStar Inc 8,903
79 * Jones Lang LaSalle, Inc 19,599
63 Kilroy Realty Corp 4,171
1,023 Kimco Realty Corp 21,227
3,283 Macerich Co 54,859
57 Paramount Group, Inc 512
5,447 * Park Hotels & Resorts, Inc 104,256
4,564 Prologis, Inc 572,463

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES COMPANY VALUE
783 * Realogy Holdings Corp $ 13,734
195 Regency Centers Corp 13,129
8 RMR Group, Inc 268
647 SBA Communications Corp 213,879
826 Ventas, Inc 45,603
2,315 Welltower, Inc 190,756
3,092 Weyerhaeuser Co 109,982
765 * Xenia Hotels & Resorts, Inc 13,571
TOTAL REAL ESTATE 3,242,858
RETAILING - 4.6%
595 * 1-800-FLOWERS.COM, Inc (Class A) 18,153
19 Aaron's Co, Inc 523
204 Advance Auto Parts, Inc 42,614
21 * CarMax, Inc 2,687
1,432 * Designer Brands, Inc 19,948
7,882 eBay, Inc 549,139
84 * Five Below, Inc 14,852
305 Gap, Inc 6,924
316 * Genesco, Inc 18,243
364 Hibbett Sports, Inc 25,749
3,655 Home Depot, Inc 1,199,790
329 * Lands' End, Inc 7,745
1,013 * LKQ Corp 50,974
2,775 Lowe's Companies, Inc 562,937
5,597 Macy's, Inc 126,492
431 * MarineMax, Inc 20,912
1,979 * Quotient Technology, Inc 11,518
1,685 * RealReal, Inc 22,208
577 Ross Stores, Inc 62,806
428 Shoe Carnival, Inc 13,876
2,858 Target Corp 653,825
6,064 TJX Companies, Inc 400,103
202 Tractor Supply Co 40,927
1,595 *,e Wayfair, Inc 407,538
15 Winmark Corp 3,225
234 * Zumiez, Inc 9,304
TOTAL RETAILING 4,293,012
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
5,466 Applied Materials, Inc 703,638
289 * Cirrus Logic, Inc 23,799
356 * Cree, Inc 28,740
978 * First Solar, Inc 93,360
17,480 Intel Corp 931,334
1,106 Lam Research Corp 629,480
7,250 NVIDIA Corp 1,501,910
9,546 * ON Semiconductor Corp 436,920
243 * Silicon Laboratories, Inc 34,059
4,377 Texas Instruments, Inc 841,303
162 Universal Display Corp 27,696
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,252,239
SOFTWARE & SERVICES - 17.8%
2,768 Accenture plc 885,538
1,786 * Adobe, Inc 1,028,236
108 * Anaplan, Inc 6,576
115 * Ansys, Inc 39,152
298 * Aspen Technology, Inc 36,594
1,833 * Autodesk, Inc 522,717
2,502 Automatic Data Processing, Inc 500,200
1,923 * Avaya Holdings Corp 38,056
634 * Benefitfocus, Inc 7,037
146 * Bill.Com Holdings, Inc 38,975
1,128 * Blackline, Inc 133,172
1,736 * Cadence Design Systems, Inc 262,900

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund
SHARES COMPANY VALUE
573 * ChannelAdvisor Corp $ 14,457
354 * Concentrix Corp 62,658
737 CSG Systems International, Inc 35,523
1,457 Dolby Laboratories, Inc (Class A) 128,216
5,699 * DXC Technology Co 191,543
514 * Elastic NV 76,581
744 * ExlService Holdings, Inc 91,601
1,394 * Five9, Inc 222,678
9 InterDigital, Inc 610
4,919 International Business Machines Corp 683,397
1,380 Intuit, Inc 744,524
3,032 *,e Limelight Networks, Inc 7,216
3,207 Mastercard, Inc (Class A) 1,115,010
17,535 d Microsoft Corp 4,943,467
1,162 * New Relic, Inc 83,397
1,670 * Nutanix, Inc 62,959
1,362 * Okta, Inc 323,257
136 * OneSpan, Inc 2,554
369 * Paylocity Holding Corp 103,468
4,237 * PayPal Holdings, Inc 1,102,510
712 * Perficient, Inc 82,378
275 * Qualys, Inc 30,605
394 * Rapid7, Inc 44,530
3,663 * salesforce.com, Inc 993,479
1,136 * ServiceNow, Inc 706,899
480 * Smartsheet, Inc 33,034
813 * SPS Commerce, Inc 131,145
1,463 * SVMK, Inc 28,675
761 * Teradata Corp 43,643
401 TTEC Holdings, Inc 37,505
1,739 *,e VMware, Inc (Class A) 258,589
965 * WEX, Inc 169,975
2,134 * Workday, Inc 533,265
127 * Workiva, Inc 17,902
TOTAL SOFTWARE & SERVICES 16,606,403
TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
919 Avnet, Inc 33,975
530 Benchmark Electronics, Inc 14,156
1,753 * Ciena Corp 90,017
17,230 Cisco Systems, Inc 937,829
2,481 Cognex Corp 199,026
413 CTS Corp 12,766
74 * ePlus, Inc 7,593
657 * Fabrinet 67,349
19,816 Hewlett Packard Enterprise Co 282,378
15,952 HP, Inc 436,447
508 * Insight Enterprises, Inc 45,761
69 * Itron, Inc 5,218
2,000 * Keysight Technologies, Inc 328,580
373 * Kimball Electronics, Inc 9,612
1,714 * Knowles Corp 32,120
189 * Lumentum Holdings, Inc 15,789
91 Methode Electronics, Inc 3,827
45 Motorola Solutions, Inc 10,454
681 National Instruments Corp 26,716
49 * Novanta, Inc 7,571
633 * Ribbon Communications, Inc 3,785
153 * Rogers Corp 28,531
407 SYNNEX Corp 42,369
535 * Teledyne Technologies, Inc 229,825
5,376 * Trimble Inc 442,176
2,329 * TTM Technologies, Inc 29,276
1,036 Vishay Intertechnology, Inc 20,813
181 * Vishay Precision Group, Inc 6,293
3,553 Vontier Corp 119,381

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES COMPANY VALUE
3,952 Xerox Holdings Corp $ 79,712
991 * Zebra Technologies Corp (Class A) 510,781
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,080,126
TELECOMMUNICATION SERVICES - 1.5%
2,220 * Iridium Communications, Inc 88,467
3,238 * T-Mobile US, Inc 413,687
16,439 Verizon Communications, Inc 887,870
TOTAL TELECOMMUNICATION SERVICES 1,390,024
TRANSPORTATION - 2.0%
579 ArcBest Corp 47,345
368 * Avis Budget Group, Inc 42,876
732 CH Robinson Worldwide, Inc 63,684
16,512 CSX Corp 491,067
10,283 * Delta Air Lines, Inc 438,158
623 * Echo Global Logistics, Inc 29,723
1,315 Expeditors International of Washington, Inc 156,656
69 Kansas City Southern 18,674
1,479 Norfolk Southern Corp 353,851
657 Old Dominion Freight Line 187,889
TOTAL TRANSPORTATION 1,829,923
UTILITIES - 2.2%
3,605 American Electric Power Co, Inc 292,654
416 American Water Works Co, Inc 70,321
142 CMS Energy Corp 8,482
2,457 Consolidated Edison, Inc 178,353
2,461 Dominion Energy, Inc 179,702
253 DTE Energy Co 28,263
1,756 Eversource Energy 143,570
2,695 Public Service Enterprise Group, Inc 164,125
2,126 Sempra Energy 268,939
131 e South Jersey Industries, Inc 2,785
6,507 Southern Co 403,239
237 * Sunnova Energy International, Inc 7,807
361 UGI Corp 15,386
1,466 WEC Energy Group, Inc 129,301
2,348 Xcel Energy, Inc 146,750
TOTAL UTILITIES 2,039,677
TOTAL COMMON STOCKS 92,939,426
(Cost $53,626,338)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 0.9%
$ 880,000 r Fixed Income Clearing Corp (FICC) 0 .010% 10/01/21 880,000
TOTAL REPURCHASE AGREEMENT 880,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
448,950 c State Street Navigator Securities Lending Government Money
Market Portfolio
0 .030 448,950
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 448,950
TOTAL SHORT-TERM INVESTMENTS 1,328,950
(Cost $1,328,950)
TOTAL INVESTMENTS - 100.9% 94,268,376
(Cost $54,955,288)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (878,444)
NET ASSETS - 100.0% $ 93,389,932

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $928,373.
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $880,000 on 10/1/21, collateralized by U.S. Government Securities valued at $897,672.
Futures contracts outstanding as of September 30, 2021 were as follows:
Description
Number of
long (short)
contracts Expiration date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 2 12/17/21 $444,780 $ 429,775 $ (15,005)

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS
STOCK INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 2.0%
1,634 * Adient plc $ 67,729
1,752 * American Axle & Manufacturing Holdings, Inc 15,435
4,712 * Aptiv plc 701,947
531 * Arcimoto, Inc 6,069
4,192 BorgWarner, Inc 181,136
1,310 *,e Canoo, Inc 10,074
331 * Cooper-Standard Holding, Inc 7,252
2,264 Dana Inc 50,351
476 * Dorman Products, Inc 45,063
2,668 * Fisker, Inc 39,086
67,573 * Ford Motor Co 956,834
713 * Fox Factory Holding Corp 103,057
23,435 * General Motors Co 1,235,259
4,153 Gentex Corp 136,966
573 * Gentherm, Inc 46,373
4,933 * Goodyear Tire & Rubber Co 87,314
2,737 Harley-Davidson, Inc 100,202
377 LCI Industries, Inc 50,756
1,077 Lear Corp 168,529
1,908 *,e Lordstown Motors Corp 15,226
772 * Modine Manufacturing Co 8,747
292 * Motorcar Parts of America, Inc 5,694
381 Patrick Industries, Inc 31,737
3,484 *,e QuantumScape Corp 85,497
330 Standard Motor Products, Inc 14,424
449 * Stoneridge, Inc 9,155
1,157 * Tenneco, Inc 16,510
13,762 * Tesla, Inc 10,672,156
947 Thor Industries, Inc 116,254
496 * Visteon Corp 46,817
486 Winnebago Industries, Inc 35,211
2,131 *,e Workhorse Group, Inc 16,302
657 * XL Fleet Corp 4,047
296 * XPEL, Inc 22,455
TOTAL AUTOMOBILES & COMPONENTS 15,109,664
BANKS - 4.6%
254 1st Source Corp 11,999
166 Allegiance Bancshares, Inc 6,333
194 Altabancorp 8,567
197 Amalgamated Financial Corp 3,117
442 * Amerant Bancorp Inc 10,935
127 American National Bankshares, Inc 4,196
1,222 Ameris Bancorp 63,397
195 Arrow Financial Corp 6,689
2,719 Associated Banc-Corp 58,241
318 * Atlantic Capital Bancshares, Inc 8,424
1,279 Atlantic Union Bankshares Corp 47,131
945 * Axos Financial, Inc 48,705
697 Banc of California, Inc 12,888
529 Bancfirst Corp 31,803
1,940 BancorpSouth Bank 57,773
117 Bank First Corp 8,292
128,030 Bank of America Corp 5,434,873
861 Bank of Hawaii Corp 70,748
174 Bank of Marin Bancorp 6,568
1,235 Bank of NT Butterfield & Son Ltd 43,855
2,233 Bank OZK 95,974

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,888 BankUnited $ 78,956
511 Banner Corp 28,212
219 Bar Harbor Bankshares 6,143
641 Berkshire Hills Bancorp, Inc 17,294
298 * Blue Foundry Bancorp 4,109
235 Blue Ridge Bankshares, Inc 4,134
717 BOK Financial Corp 64,207
385 * Bridgewater Bancshares, Inc 6,741
1,046 Brookline Bancorp, Inc 15,962
253 Bryn Mawr Bank Corp 11,625
324 Business First Bancshares, Inc 7,578
231 Byline Bancorp, Inc 5,673
2,216 Cadence BanCorp 48,663
59 Cambridge Bancorp 5,192
238 Camden National Corp 11,400
693 Capital Bancorp, Inc 16,674
156 Capital City Bank Group, Inc 3,859
2,332 Capitol Federal Financial 26,795
292 Capstar Financial Holdings, Inc 6,202
641 * Carter Bankshares, Inc 9,115
1,496 Cathay General Bancorp 61,919
287 CBTX, Inc 7,571
470 Central Pacific Financial Corp 12,070
47 Century Bancorp, Inc 5,416
1,706 CIT Group, Inc 88,627
35,020 Citigroup, Inc 2,457,704
167 Citizens & Northern Corp 4,218
7,566 Citizens Financial Group, Inc 355,451
236 City Holding Co 18,387
157 Civista Bancshares, Inc 3,647
226 CNB Financial Corp 5,501
415 * Coastal Financial Corp 13,222
1,129 Columbia Banking System, Inc 42,891
372 * Columbia Financial, Inc 6,882
2,535 Comerica, Inc 204,067
1,988 Commerce Bancshares, Inc 138,524
1,009 Community Bank System, Inc 69,036
238 Community Trust Bancorp, Inc 10,020
422 ConnectOne Bancorp, Inc 12,664
858 * CrossFirst Bankshares, Inc 11,154
1,101 Cullen/Frost Bankers, Inc 130,601
438 * Customers Bancorp, Inc 18,843
2,357 CVB Financial Corp 48,012
611 Dime Community Bancshares, Inc 19,955
638 Eagle Bancorp, Inc 36,685
2,453 East West Bancorp, Inc 190,206
2,652 Eastern Bankshares, Inc 53,836
147 Enterprise Bancorp, Inc 5,285
424 Enterprise Financial Services Corp 19,199
161 Equity Bancshares, Inc 5,374
2,039 Essent Group Ltd 89,736
378 Farmers National Banc Corp 5,938
560 FB Financial Corp 24,013
139 Federal Agricultural Mortgage Corp (FAMC) 15,084
44 Fidelity D&D Bancorp, Inc 2,219
12,212 Fifth Third Bancorp 518,277
335 * Finance Of America Cos, Inc 1,658
202 Financial Institutions, Inc 6,191
440 First Bancorp (NC) 18,924
3,399 First Bancorp (Puerto Rico) 44,697
162 First Bancorp, Inc 4,721
201 First Bancshares, Inc 7,795
354 First Bank 4,988
586 First Busey Corp 14,433
114 First Citizens Bancshares, Inc (Class A) 96,121
1,371 First Commonwealth Financial Corp 18,687

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
242 First Community Bancshares, Inc $ 7,676
1,705 First Financial Bancorp 39,914
2,288 First Financial Bankshares, Inc 105,134
188 First Financial Corp 7,905
445 First Foundation, Inc 11,703
2,293 First Hawaiian, Inc 67,300
10,025 First Horizon National Corp 163,307
85 First Internet Bancorp 2,650
744 First Interstate Bancsystem, Inc 29,953
960 First Merchants Corp 40,166
93 First Mid-Illinois Bancshares, Inc 3,819
1,595 First Midwest Bancorp, Inc 30,321
321 First of Long Island Corp 6,613
3,087 First Republic Bank 595,421
75 Five Star Bancorp 1,796
664 Flagstar Bancorp, Inc 33,718
358 Flushing Financial Corp 8,091
5,725 FNB Corp 66,524
494 FS Bancorp, Inc 17,097
2,673 Fulton Financial Corp 40,843
325 German American Bancorp, Inc 12,555
1,494 Glacier Bancorp, Inc 82,693
161 Great Southern Bancorp, Inc 8,824
849 Great Western Bancorp, Inc 27,796
28 Guaranty Bancshares, Inc 1,004
1,895 Hancock Whitney Corp 89,292
484 Hanmi Financial Corp 9,709
1,147 HarborOne Northeast Bancorp, Inc 16,104
429 Heartland Financial USA, Inc 20,626
1,217 Heritage Commerce Corp 14,154
460 Heritage Financial Corp 11,730
1,168 Hilltop Holdings, Inc 38,159
22 Hingham Institution for Savings 7,407
89 Home Bancorp, Inc 3,443
2,960 Home Bancshares, Inc 69,649
314 HomeStreet, Inc 12,921
265 HomeTrust Bancshares, Inc 7,415
1,956 Hope Bancorp, Inc 28,245
501 Horizon Bancorp 9,103
129 * Howard Bancorp, Inc 2,616
25,988 Huntington Bancshares, Inc 401,774
491 Independent Bank Corp (MA) 37,390
308 Independent Bank Corp (MI) 6,616
488 Independent Bank Group, Inc 34,668
843 International Bancshares Corp 35,103
4,402 Investors Bancorp, Inc 66,514
51,287 JPMorgan Chase & Co 8,395,169
2,079 Kearny Financial Corp 25,842
17,530 Keycorp 378,999
584 Lakeland Bancorp, Inc 10,296
525 Lakeland Financial Corp 37,401
485 Live Oak Bancshares, Inc 30,861
341 Luther Burbank Corp 4,573
2,253 M&T Bank Corp 336,463
400 Macatawa Bank Corp 3,212
226 Mercantile Bank Corp 7,239
155 Merchants Bancorp 6,118
856 Meridian Bancorp, Inc 17,771
753 Meta Financial Group, Inc 39,517
224 Metrocity Bankshares, Inc 4,697
101 * Metropolitan Bank Holding Corp 8,514
6,281 MGIC Investment Corp 93,964
129 Mid Penn Bancorp, Inc 3,554
324 Midland States Bancorp, Inc 8,013
169 MidWestOne Financial Group, Inc 5,097
1,331 * Mr Cooper Group, Inc 54,797

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
142 MVB Financial Corp $ 6,082
535 National Bank Holdings Corp 21,657
669 NBT Bancorp, Inc 24,164
8,219 New York Community Bancorp, Inc 105,779
140 * Nicolet Bankshares, Inc 10,385
1,272 * NMI Holdings, Inc 28,760
643 Northfield Bancorp, Inc 11,034
218 Northrim BanCorp, Inc 9,267
2,189 Northwest Bancshares, Inc 29,070
714 OceanFirst Financial Corp 15,287
143 * Ocwen Financial Corp 4,023
596 OFG Bancorp 15,031
3,054 Old National Bancorp 51,765
432 Old Second Bancorp, Inc 5,642
249 Origin Bancorp, Inc 10,545
111 Orrstown Financial Services, Inc 2,597
1,405 Pacific Premier Bancorp, Inc 58,223
2,138 PacWest Bancorp 96,894
205 Park National Corp 25,000
290 PCSB Financial Corp 5,348
259 Peapack Gladstone Financial Corp 8,640
639 PennyMac Financial Services, Inc 39,062
532 Peoples Bancorp, Inc 16,817
101 Peoples Financial Services Corp 4,603
7,639 People's United Financial, Inc 133,453
1,330 Pinnacle Financial Partners, Inc 125,126
226 * Pioneer Bancorp, Inc 2,857
7,338 PNC Financial Services Group, Inc 1,435,606
1,549 Popular, Inc 120,311
188 Preferred Bank 12,536
586 Premier Financial Corp 18,658
169 Primis Financial Corp 2,444
1,690 Prosperity Bancshares, Inc 120,210
741 Provident Bancorp Inc 11,871
1,838 Provident Financial Services, Inc 43,138
190 QCR Holdings, Inc 9,774
2,891 Radian Group, Inc 65,684
104 RBB Bancorp 2,622
91 Red River Bancshares Inc 4,536
17,328 Regions Financial Corp 369,260
241 Reliant Bancorp Inc 7,613
769 Renasant Corp 27,722
146 Republic Bancorp, Inc (Class A) 7,395
750 * Republic First Bancorp, Inc 2,310
2,233 e Rocket Cos, Inc 35,817
540 S&T Bancorp, Inc 15,914
495 Sandy Spring Bancorp, Inc 22,681
617 Seacoast Banking Corp of Florida 20,861
726 ServisFirst Bancshares, Inc 56,483
192 Sierra Bancorp 4,662
980 Signature Bank 266,834
420 * Silvergate Capital Corp 48,510
1,396 Simmons First National Corp (Class A) 41,266
116 SmartFinancial, Inc 2,999
138 South Plains Financial Inc 3,364
1,342 South State Corp 100,207
101 * Southern First Bancshares, Inc 5,404
86 Southern Missouri Bancorp, Inc 3,861
432 Southside Bancshares, Inc 16,541
154 Spirit of Texas Bancshares, Inc 3,727
3,716 Sterling Bancorp 92,751
339 Stock Yards Bancorp, Inc 19,882
164 Summit Financial Group, Inc 4,020
940 * SVB Financial Group 608,067
2,625 Synovus Financial Corp 115,211
932 * Texas Capital Bancshares, Inc 55,939

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
143 TFS Financial Corp $ 2,726
814 * The Bancorp, Inc 20,716
229 Tompkins Financial Corp 18,528
996 Towne Bank 30,986
618 Trico Bancshares 26,821
343 * Tristate Capital Holdings, Inc 7,254
513 * Triumph Bancorp, Inc 51,367
23,382 Truist Financial Corp 1,371,354
277 TrustCo Bank Corp NY 8,856
1,035 Trustmark Corp 33,348
685 UMB Financial Corp 66,246
3,528 Umpqua Holdings Corp 71,442
1,802 United Bankshares, Inc 65,557
1,078 United Community Banks, Inc 35,380
364 Univest Financial Corp 9,970
23,351 US Bancorp 1,387,983
1,161 UWM Holdings Corp 8,069
7,103 Valley National Bancorp 94,541
1,054 Veritex Holdings, Inc 41,485
543 Walker & Dunlop, Inc 61,631
1,396 Washington Federal, Inc 47,897
232 Washington Trust Bancorp, Inc 12,291
384 Waterstone Financial, Inc 7,868
1,651 Webster Financial Corp 89,913
70,847 Wells Fargo & Co 3,288,009
875 WesBanco, Inc 29,820
239 West Bancorporation, Inc 7,177
533 Westamerica Bancorporation 29,987
1,643 Western Alliance Bancorp 178,791
886 Wintrust Financial Corp 71,208
827 WSFS Financial Corp 42,433
3,111 Zions Bancorporation 192,540
TOTAL BANKS 35,243,045
CAPITAL GOODS - 5.9%
9,898 3M Co 1,736,307
2,362 A.O. Smith Corp 144,247
724 Aaon, Inc 47,306
511 * AAR Corp 16,572
641 Acuity Brands, Inc 111,130
987 Advanced Drainage Systems, Inc 106,764
516 *,e Advent Technologies Holdings, Inc 4,489
2,479 * Aecom Technology Corp 156,549
1,067 Aerojet Rocketdyne Holdings, Inc 46,468
407 * Aerovironment, Inc 35,132
1,119 AGCO Corp 137,111
1,238 *,e AgEagle Aerial Systems, Inc 3,726
1,858 Air Lease Corp 73,094
148 Alamo Group, Inc 20,650
620 Albany International Corp (Class A) 47,659
1,585 Allegion plc 209,505
197 Allied Motion Technologies, Inc 6,162
1,851 Allison Transmission Holdings, Inc 65,377
330 * Alta Equipment Group, Inc 4,531
1,052 Altra Industrial Motion Corp 58,228
512 * Ameresco, Inc 29,916
643 * American Superconductor Corp 9,375
254 * American Woodmark Corp 16,604
3,942 Ametek, Inc 488,847
2,835 *,g API Group Corp 57,692
438 Apogee Enterprises, Inc 16,539
567 Applied Industrial Technologies, Inc 51,104
909 Arcosa, Inc 45,605
244 Argan, Inc 10,655
902 Armstrong World Industries, Inc 86,114
2,052 * Array Technologies, Inc 38,003

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
334 Astec Industries, Inc $ 17,973
340 * Astronics Corp 4,780
872 * Atkore International Group, Inc 75,794
1,101 * Axon Enterprise, Inc 192,697
1,731 * AZEK Co, Inc 63,233
406 AZZ, Inc 21,599
1,051 * Babcock & Wilcox Enterprises, Inc 6,737
782 Barnes Group, Inc 32,633
1,120 * Beacon Roofing Supply, Inc 53,491
167 *,e Beam Global 4,571
632 *,e Blink Charging Co 18,082
2,393 * Bloom Energy Corp 44,797
217 * Blue Bird Corp 4,527
166 * BlueLinx Holdings, Inc 8,114
9,277 * Boeing Co 2,040,383
597 Boise Cascade Co 32,226
3,581 * Builders FirstSource, Inc 185,281
1,753 BWX Technologies, Inc 94,417
316 * Byrna Technologies, Inc 6,908
351 Caesarstone Sdot-Yam Ltd 4,359
250 CAI International, Inc 13,978
901 Carlisle Cos, Inc 179,110
15,025 Carrier Global Corp 777,694
9,475 Caterpillar, Inc 1,818,916
2,037 *,e ChargePoint Holdings, Inc 40,720
624 * Chart Industries, Inc 119,253
337 * CIRCOR International, Inc 11,124
1,803 * Colfax Corp 82,758
413 Columbus McKinnon Corp 19,969
575 Comfort Systems USA, Inc 41,009
516 * Commercial Vehicle Group, Inc 4,881
708 * Concrete Pumping Holdings Inc 6,046
320 * Construction Partners Inc 10,678
288 * Core & Main, Inc 7,548
859 * Cornerstone Building Brands, Inc 12,550
775 Crane Co 73,478
225 CSW Industrials, Inc 28,733
2,481 Cummins, Inc 557,133
801 Curtiss-Wright Corp 101,070
688 *,e Custom Truck One Source, Inc 6,419
4,894 Deere & Co 1,639,833
2,416 * Desktop Metal, Inc 17,323
2,166 Donaldson Co, Inc 124,350
347 Douglas Dynamics, Inc 12,596
2,465 Dover Corp 383,308
160 * Ducommun, Inc 8,056
240 * DXP Enterprises, Inc 7,097
486 * Dycom Industries, Inc 34,623
6,896 Eaton Corp 1,029,642
916 EMCOR Group, Inc 105,688
10,362 Emerson Electric Co 976,100
318 Encore Wire Corp 30,156
738 * Energy Recovery, Inc 14,044
917 Enerpac Tool Group Corp 19,009
681 EnerSys 50,694
330 EnPro Industries, Inc 28,750
720 *,e Eos Energy Enterprises, Inc 10,102
502 ESCO Technologies, Inc 38,654
131 * EVI Industries, Inc 3,563
1,875 * Evoqua Water Technologies Corp 70,425
10,070 Fastenal Co 519,713
1,130 Federal Signal Corp 43,641
2,325 Flowserve Corp 80,608
2,709 * Fluor Corp 43,263
5,274 Fortive Corp 372,186
2,359 Fortune Brands Home & Security, Inc 210,942

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
719 Franklin Electric Co, Inc $ 57,412
426 * FTC Solar, Inc 3,319
5,562 *,e FuelCell Energy, Inc 37,210
1,000 * Gates Industrial Corp plc 16,270
608 GATX Corp 54,452
1,074 * Generac Holdings, Inc 438,912
4,348 General Dynamics Corp 852,338
18,940 General Electric Co 1,951,388
567 * Gibraltar Industries, Inc 39,492
187 Global Industrial Co 7,085
829 * GMS, Inc 36,310
368 Gorman-Rupp Co 13,178
2,901 Graco, Inc 202,983
2,996 GrafTech International Ltd 30,919
696 Granite Construction, Inc 27,527
890 * Great Lakes Dredge & Dock Corp 13,430
720 Greenbrier Cos, Inc 30,953
552 Griffon Corp 13,579
627 H&E Equipment Services, Inc 21,763
760 HEICO Corp 100,221
1,362 HEICO Corp (Class A) 161,302
629 Helios Technologies, Inc 51,647
413 * Herc Holdings, Inc 67,509
1,552 * Hexcel Corp 92,173
1,515 Hillenbrand, Inc 64,615
12,015 Honeywell International, Inc 2,550,544
6,954 Howmet Aerospace, Inc 216,965
1,006 Hubbell, Inc 181,754
625 Huntington Ingalls 120,663
622 * Hydrofarm Holdings Group, Inc 23,543
1,987 *,e Hyliion Holdings Corp 16,691
158 Hyster-Yale Materials Handling, Inc 7,941
7,076 * Ideanomics Inc 13,940
1,271 IDEX Corp 263,033
137 * IES Holdings, Inc 6,260
5,464 Illinois Tool Works, Inc 1,129,026
412 * Infrastructure and Energy Alternatives, Inc 4,709
6,510 * Ingersoll Rand, Inc 328,169
1,058 * INNOVATE Corp 4,338
289 Insteel Industries, Inc 10,996
1,602 ITT, Inc 137,516
1,178 * JELD-WEN Holding, Inc 29,485
486 John Bean Technologies Corp 68,307
12,349 Johnson Controls International plc 840,720
166 Kadant, Inc 33,881
670 Kaman Corp 23,899
172 * Karat Packaging, Inc 3,617
1,307 Kennametal, Inc 44,739
1,903 * Kratos Defense & Security Solutions, Inc 42,456
3,498 L3Harris Technologies, Inc 770,400
87 * Lawson Products, Inc 4,351
606 Lennox International, Inc 178,267
1,115 Lincoln Electric Holdings, Inc 143,601
165 Lindsay Corp 25,045
4,280 Lockheed Martin Corp 1,477,028
478 Luxfer Holdings plc 9,383
258 * Lydall, Inc 16,019
539 * Manitowoc Co, Inc 11,545
4,336 Masco Corp 240,865
503 * Masonite International Corp 53,383
1,023 * Mastec, Inc 88,264
383 * Matrix Service Co 4,006
1,194 Maxar Technologies, Inc 33,814
143 * Mayville Engineering Co Inc 2,688
379 McGrath RentCorp 27,269
952 * Mercury Systems, Inc 45,144

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,303 * Meritor, Inc $ 27,767
971 * Middleby Corp 165,565
168 Miller Industries, Inc 5,719
629 Moog, Inc (Class A) 47,949
1,441 * MRC Global, Inc 10,577
884 MSC Industrial Direct Co (Class A) 70,888
883 Mueller Industries, Inc 36,291
2,381 Mueller Water Products, Inc (Class A) 36,239
301 * MYR Group, Inc 29,950
76 National Presto Industries, Inc 6,238
3,832 * Nikola Corp 40,887
1,225 * NN, Inc 6,431
995 Nordson Corp 236,959
2,621 Northrop Grumman Corp 943,953
149 * Northwest Pipe Co 3,531
1,637 * NOW, Inc 12,523
224 * NV5 Global Inc 22,080
2,708 nVent Electric plc 87,550
44 Omega Flex, Inc 6,278
1,266 Oshkosh Corp 129,600
7,192 Otis Worldwide Corp 591,758
1,772 Owens Corning, Inc 151,506
5,917 PACCAR, Inc 466,970
985 * PAE, Inc 5,890
291 Park Aerospace Corp 3,981
2,221 Parker-Hannifin Corp 621,036
194 Park-Ohio Holdings Corp 4,951
328 * Parsons Corp 11,073
2,996 Pentair plc 217,599
763 * PGT Innovations, Inc 14,573
8,759 * Plug Power, Inc 223,705
263 Powell Industries, Inc 6,462
51 Preformed Line Products Co 3,317
729 Primoris Services Corp 17,853
509 * Proto Labs, Inc 33,899
492 Quanex Building Products Corp 10,534
2,495 Quanta Services, Inc 283,981
551 * Raven Industries, Inc 31,743
25,732 Raytheon Technologies Corp 2,211,923
477 * RBC Bearings, Inc 101,219
790 Regal-Beloit Corp 118,769
2,451 * Resideo Technologies, Inc 60,760
562 REV Group, Inc 9,644
2,011 Rexnord Corp 129,287
2,016 Rockwell Automation, Inc 592,785
2,000 *,e Romeo Power, Inc 9,900
1,821 Roper Technologies Inc 812,403
691 Rush Enterprises, Inc (Class A) 31,206
144 Rush Enterprises, Inc (Class B) 6,591
2,806 * Sensata Technologies Holding plc 153,544
1,681 * Shoals Technologies Group, Inc 46,866
514 Shyft Group, Inc 19,537
842 Simpson Manufacturing Co, Inc 90,069
727 * SiteOne Landscape Supply, Inc 145,015
959 Snap-On, Inc 200,383
1,891 Spirit Aerosystems Holdings, Inc (Class A) 83,563
647 * SPX Corp 34,582
646 SPX FLOW, Inc 47,223
195 Standex International Corp 19,287
2,683 Stanley Black & Decker, Inc 470,357
1,014 * Stem, Inc 24,224
394 * Sterling Construction Co, Inc 8,932
3,438 * Sunrun, Inc 151,272
268 Tennant Co 19,819
1,185 Terex Corp 49,889
819 * Textainer Group Holdings Ltd 28,591

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
4,010 Textron, Inc $ 279,938
251 * The ExOne Company 5,868
509 * Thermon Group Holdings 8,811
1,188 Timken Co 77,719
838 * Titan International, Inc 6,000
282 * Titan Machinery, Inc 7,307
1,885 Toro Co 183,618
559 * TPI Composites, Inc 18,866
4,153 Trane Technologies plc 717,015
121 * Transcat Inc 7,802
902 * TransDigm Group, Inc 563,362
2,052 * Trex Co, Inc 209,160
716 * Trimas Corp 23,170
1,676 Trinity Industries, Inc 45,537
1,005 Triton International Ltd 52,300
1,063 * Triumph Group, Inc 19,804
585 * Tutor Perini Corp 7,593
1,160 UFP Industries, Inc 78,857
1,276 * United Rentals, Inc 447,787
2,797 * Univar Solutions Inc 66,625
345 Valmont Industries, Inc 81,116
156 * Vectrus, Inc 7,844
251 * Veritiv Corp 22,480
4,558 Vertiv Holdings Co 109,802
339 * Vicor Corp 45,480
1,214 *,e View, Inc 6,580
3,062 * Virgin Galactic Holdings, Inc 77,469
756 W.W. Grainger, Inc 297,153
918 Wabash National Corp 13,889
3,170 Wabtec Corp 273,286
609 Watsco, Inc 161,154
522 Watts Water Technologies, Inc (Class A) 87,743
2,154 * Welbilt, Inc 50,059
817 * WESCO International, Inc 94,216
71 * Willis Lease Finance Corp 2,640
3,797 * WillScot Mobile Mini Holdings Corp 120,441
1,032 Woodward Inc 116,822
3,195 Xylem, Inc 395,158
TOTAL CAPITAL GOODS 45,297,664
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,317 ABM Industries, Inc 59,278
731 * Acacia Research (Acacia Technologies) 4,964
1,696 ACCO Brands Corp 14,569
2,238 ADT, Inc 18,105
962 * ASGN Inc 108,841
110 Barrett Business Services, Inc 8,389
2,400 Booz Allen Hamilton Holding Co 190,440
1,020 Brady Corp (Class A) 51,714
329 * BrightView Holdings, Inc 4,856
897 Brink's Co 56,780
428 * CACI International, Inc (Class A) 112,179
801 * Casella Waste Systems, Inc (Class A) 60,828
778 * CBIZ, Inc 25,161
433 * Ceco Environmental Corp 3,048
270 * Cimpress plc 23,444
1,514 Cintas Corp 576,319
7,201 * Clarivate Analytics plc 157,702
819 * Clean Harbors, Inc 85,070
3,641 * Copart, Inc 505,080
2,056 * CoreCivic, Inc 18,298
6,830 * CoStar Group, Inc 587,790
1,794 Covanta Holding Corp 36,095
128 CRA International, Inc 12,716
754 Deluxe Corp 27,061
633 * Driven Brands Holdings, Inc 18,287

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
2,448 * Dun & Bradstreet Holdings, Inc $ 41,151
394 Ennis, Inc 7,427
2,109 Equifax, Inc 534,463
944 Exponent, Inc 106,814
178 * Forrester Research, Inc 8,768
148 * Franklin Covey Co 6,037
620 * FTI Consulting, Inc 83,514
191 * GP Strategies Corp 3,954
1,393 * Harsco Corp 23,611
1,153 Healthcare Services Group 28,814
286 Heidrick & Struggles International, Inc 12,764
247 * Heritage-Crystal Clean, Inc 7,158
1,168 Herman Miller, Inc 43,987
682 HNI Corp 25,043
334 * Huron Consulting Group, Inc 17,368
2,455 * IAA, Inc 133,969
282 ICF International, Inc 25,180
6,506 IHS Markit Ltd 758,730
674 Insperity, Inc 74,639
961 Interface, Inc 14,559
2,295 Jacobs Engineering Group, Inc 304,156
2,455 * KAR Auction Services, Inc 40,237
2,207 KBR, Inc 86,956
481 Kelly Services, Inc (Class A) 9,081
366 Kforce, Inc 21,828
577 Kimball International, Inc (Class B) 6,462
1,048 Korn/Ferry International 75,833
2,410 Leidos Holdings, Inc 231,673
999 Manpower, Inc 108,172
473 Mantech International Corp (Class A) 35,910
491 Matthews International Corp (Class A) 17,033
259 * Mistras Group, Inc 2,631
361 * Montrose Environmental Group, Inc 22,288
663 MSA Safety, Inc 96,599
6,314 Nielsen NV 121,166
2,896 Pitney Bowes, Inc 20,880
3,616 Republic Services, Inc 434,137
514 Resources Connection, Inc 8,111
1,988 Robert Half International, Inc 199,456
4,005 Rollins, Inc 141,497
1,202 * RR Donnelley & Sons Co 6,178
1,043 Science Applications International Corp 89,239
269 * SP Plus Corp 8,250
1,776 Steelcase, Inc (Class A) 22,520
1,556 * Stericycle, Inc 105,761
449 * Team, Inc 1,352
995 Tetra Tech, Inc 148,593
3,332 TransUnion 374,217
778 * TriNet Group, Inc 73,583
645 * TrueBlue, Inc 17,467
237 Unifirst Corp 50,391
1,953 * Upwork, Inc 87,944
338 * US Ecology, Inc 10,934
2,760 Verisk Analytics, Inc 552,745
440 * Viad Corp 19,980
134 VSE Corp 6,455
7,239 Waste Management, Inc 1,081,217
116 * Willdan Group, Inc 4,128
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,370,024
CONSUMER DURABLES & APPAREL - 1.4%
707 Acushnet Holdings Corp 33,017
210 * American Outdoor Brands, Inc 5,158
1,083 * AMMO, Inc 6,660
140 Bassett Furniture Industries, Inc 2,535
565 * Beazer Homes USA, Inc 9,746

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
1,385 Brunswick Corp $ 131,949
1,892 * Callaway Golf Co 52,276
2,423 * Capri Holdings Ltd 117,297
750 Carter's, Inc 72,930
501 * Casper Sleep, Inc 2,139
132 * Cavco Industries, Inc 31,250
608 Century Communities, Inc 37,362
307 Clarus Corp 7,868
604 Columbia Sportswear Co 57,887
1,086 * Crocs, Inc 155,819
484 * Deckers Outdoor Corp 174,337
5,753 DR Horton, Inc 483,079
167 Escalade, Inc 3,158
327 Ethan Allen Interiors, Inc 7,750
103 Flexsteel Industries, Inc 3,181
730 * Fossil Group, Inc 8,650
2,599 Garmin Ltd 404,041
4,815 *,e Genius Brands International, Inc 6,548
682 * G-III Apparel Group Ltd 19,301
1,998 * GoPro, Inc 18,701
578 * Green Brick Partners, Inc 11,861
132 Hamilton Beach Brands Holding Co 2,068
6,162 Hanesbrands, Inc 105,740
2,241 Hasbro, Inc 199,942
371 * Hayward Holdings, Inc 8,251
444 * Helen of Troy Ltd 99,758
173 Hooker Furniture Corp 4,669
81 * Hovnanian Enterprises, Inc 7,808
379 Installed Building Products, Inc 40,610
443 * iRobot Corp 34,776
75 Johnson Outdoors, Inc 7,935
1,651 KB Home 64,257
811 Kontoor Brands, Inc 40,509
170 * Latham Group, Inc 2,788
696 La-Z-Boy, Inc 22,432
2,404 Leggett & Platt, Inc 107,795
4,594 Lennar Corp (Class A) 430,366
224 Lennar Corp (Class B) 17,380
353 * LGI Homes, Inc 50,094
163 Lifetime Brands, Inc 2,965
223 * Lovesac Co 14,738
1,972 * Lululemon Athletica, Inc 798,068
385 * M/I Homes, Inc 22,253
287 * Malibu Boats, Inc 20,084
156 Marine Products Corp 1,952
295 * MasterCraft Boat Holdings, Inc 7,399
6,326 * Mattel, Inc 117,411
1,086 MDC Holdings, Inc 50,738
640 * Meritage Homes Corp 62,080
998 * Mohawk Industries, Inc 177,045
227 Movado Group, Inc 7,148
511 * Nautilus, Inc 4,757
6,518 Newell Brands Inc 144,309
21,378 Nike, Inc (Class B) 3,104,727
57 * NVR, Inc 273,263
276 Oxford Industries, Inc 24,887
4,551 * Peloton Interactive, Inc 396,165
356 * PLBY Group, Inc 8,391
1,026 Polaris Inc 122,771
4,551 Pulte Homes, Inc 208,982
795 * Purple Innovation, Inc 16,711
1,215 * PVH Corp 124,890
858 Ralph Lauren Corp 95,272
200 Rocky Brands, Inc 9,522
2,405 * Skechers U.S.A., Inc (Class A) 101,299
966 * Skyline Champion Corp 58,018

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
840 Smith & Wesson Brands, Inc $ 17,438
2,102 * Sonos, Inc 68,021
1,383 Steven Madden Ltd 55,541
272 Sturm Ruger & Co, Inc 20,068
133 Superior Uniform Group, Inc 3,098
4,883 Tapestry, Inc 180,769
2,324 * Taylor Morrison Home Corp 59,913
3,258 Tempur Sealy International, Inc 151,204
2,005 Toll Brothers, Inc 110,856
563 * TopBuild Corp 115,308
194 * Traeger, Inc 4,060
2,459 * TRI Pointe Homes, Inc 51,688
917 * Tupperware Brands Corp 19,367
3,425 * Under Armour, Inc (Class A) 69,117
3,626 * Under Armour, Inc (Class C) 63,528
226 * Unifi, Inc 4,956
217 * Universal Electronics, Inc 10,687
320 * Vera Bradley, Inc 3,011
5,645 VF Corp 378,159
1,021 * Vista Outdoor, Inc 41,157
347 * VOXX International Corp (Class A) 3,973
1,031 *,e Vuzix Corp 10,784
1,069 Whirlpool Corp 217,926
1,465 Wolverine World Wide, Inc 43,716
1,421 * YETI Holdings, Inc 121,765
TOTAL CONSUMER DURABLES & APPAREL 10,913,633
CONSUMER SERVICES - 2.3%
1,177 *,e 2U, Inc 39,512
700 * Accel Entertainment, Inc 8,498
965 * Adtalem Global Education, Inc 36,487
325 * American Public Education, Inc 8,323
4,054 ARAMARK Holdings Corp 133,214
516 * Bally's Corp 25,872
17 * Biglari Holdings, Inc (B Shares) 2,921
356 * BJ's Restaurants, Inc 14,867
1,539 * Bloomin' Brands, Inc 38,475
275 * Bluegreen Vacations Holding Corp 7,095
709 * Booking Holdings, Inc 1,683,074
1,304 * Boyd Gaming Corp 82,491
1,085 * Bright Horizons Family Solutions 151,271
763 * Brinker International, Inc 37,425
3,464 * Caesars Entertainment, Inc 388,938
14,415 * Carnival Corp 360,519
234 Carriage Services, Inc 10,434
507 Carrols Restaurant Group, Inc 1,856
520 * Century Casinos, Inc 7,004
702 * Cheesecake Factory 32,994
2,349 * Chegg, Inc 159,779
490 * Chipotle Mexican Grill, Inc (Class A) 890,585
695 Choice Hotels International, Inc 87,827
630 Churchill Downs, Inc 151,250
247 * Chuy's Holdings, Inc 7,788
863 * Coursera, Inc 27,314
463 Cracker Barrel Old Country Store, Inc 64,746
2,280 Darden Restaurants, Inc 345,352
792 * Dave & Buster's Entertainment, Inc 30,357
519 Del Taco Restaurants, Inc 4,531
1,168 * Denny's Corp 19,085
266 * Dine Brands Global Inc. 21,602
643 Domino's Pizza, Inc 306,685
5,216 * DraftKings, Inc 251,203
1,458 * Drive Shack, Inc 4,097
302 * El Pollo Loco Holdings, Inc 5,104
174 *,e Esports Technologies, Inc 5,841
1,316 * Everi Holdings, Inc 31,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
2,454 * Expedia Group, Inc $ 402,211
402 * Fiesta Restaurant Group, Inc 4,406
1,596 * frontdoor, Inc 66,872
682 * Full House Resorts, Inc 7,236
682 * GAN Ltd 10,141
229 * Golden Entertainment, Inc 11,242
600 * Golden Nugget Online Gaming, Inc 10,422
73 Graham Holdings Co 43,009
853 * Grand Canyon Education, Inc 75,030
2,834 H&R Block, Inc 70,850
1,039 *,e Hall of Fame Resort & Entertainment Co 2,753
1,521 * Hilton Grand Vacations, Inc 72,354
4,797 * Hilton Worldwide Holdings, Inc 633,732
2,130 * Houghton Mifflin Harcourt Co 28,606
738 * Hyatt Hotels Corp 56,900
1,684 * International Game Technology plc 44,323
431 Jack in the Box, Inc 41,949
89 * Kura Sushi USA, Inc 3,888
5,790 * Las Vegas Sands Corp 211,914
1,806 * Laureate Education, Inc 30,684
464 * Lindblad Expeditions Holdings, Inc 6,770
4,733 * Marriott International, Inc (Class A) 700,910
747 Marriott Vacations Worldwide Corp 117,526
12,863 McDonald's Corp 3,101,398
7,145 MGM Resorts International 308,307
281 * Mister Car Wash, Inc 5,128
173 * Monarch Casino & Resort, Inc 11,589
49 Nathan's Famous, Inc 2,997
83 * NEOGAMES S.A. 3,048
621 * Noodles & Co 7,328
6,383 *,e Norwegian Cruise Line Holdings Ltd 170,490
353 * ONE Group Hospitality, Inc 3,774
1,026 * OneSpaWorld Holdings Ltd 10,229
565 Papa John's International, Inc 71,749
2,733 * Penn National Gaming, Inc 198,033
1,137 * Perdoceo Education Corp 12,007
1,475 * Planet Fitness, Inc 115,861
788 * PlayAGS, Inc 6,209
501 * PowerSchool Holdings, Inc 12,330
142 RCI Hospitality Holdings, Inc 9,728
307 * Red Robin Gourmet Burgers, Inc 7,079
1,049 * Red Rock Resorts, Inc 53,730
607 * Regis Corp 2,112
3,693 * Royal Caribbean Cruises Ltd 328,492
822 * Rush Street Interactive, Inc 15,791
473 * Ruth's Hospitality Group Inc 9,796
1,620 * Scientific Games Corp (Class A) 134,573
963 * SeaWorld Entertainment, Inc 53,273
2,892 Service Corp International 174,272
596 * Shake Shack, Inc 46,762
1,370 * Six Flags Entertainment Corp 58,225
20,437 Starbucks Corp 2,254,405
862 * StoneMor, Inc 2,129
403 Strategic Education, Inc 28,412
644 * Stride, Inc 23,145
1,055 * Target Hospitality Corp 3,935
2,355 * Terminix Global Holdings, Inc 98,133
1,209 Texas Roadhouse, Inc (Class A) 110,418
1,610 Travel & Leisure Co 87,793
707 * Vail Resorts, Inc 236,173
1,537 * Vivint Smart Home, Inc 14,525
2,954 Wendy's 64,043
513 Wingstop, Inc 84,096
881 * WW International Inc 16,078
1,610 Wyndham Hotels & Resorts, Inc 124,276
1,791 * Wynn Resorts Ltd 151,787

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
7,027 Yum China Holdings, Inc $ 408,339
5,183 Yum! Brands, Inc 633,933
TOTAL CONSUMER SERVICES 17,415,895
DIVERSIFIED FINANCIALS - 5.1%
125 AFC Gamma, Inc 2,697
741 Affiliated Managers Group, Inc 111,958
8,788 AGNC Investment Corp 138,587
243 Alerus Financial Corp 7,261
6,335 Ally Financial, Inc 323,402
144 A-Mark Precious Metals, Inc 8,643
11,196 American Express Co 1,875,666
1,982 Ameriprise Financial, Inc 523,486
24,121 Annaly Capital Management, Inc 203,099
2,943 Apollo Commercial Real Estate Finance, Inc 43,645
3,019 Apollo Global Management, Inc 185,940
2,021 Arbor Realty Trust, Inc 37,449
645 Ares Commercial Real Estate Corp 9,727
2,174 Ares Management Corp 160,506
566 ARMOUR Residential REIT, Inc 6,101
870 Artisan Partners Asset Management, Inc 42,560
253 * Assetmark Financial Holdings, Inc 6,292
86 Associated Capital Group, Inc 3,217
123 * Atlanticus Holdings Corp 6,526
274 B. Riley Financial, Inc 16,177
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 8,086
13,918 Bank of New York Mellon Corp 721,509
32,046 * Berkshire Hathaway, Inc (Class B) 8,746,635
5,076 BGC Partners, Inc (Class A) 26,446
2,475 BlackRock, Inc 2,075,684
11,616 Blackstone Group, Inc 1,351,405
2,460 Blackstone Mortgage Trust, Inc 74,587
637 * Blucora, Inc 9,931
866 Brightsphere Investment Group, Inc 22,629
1,289 BrightSpire Capital, Inc 12,104
2,136 Broadmark Realty Capital, Inc 21,061
1,450 * Cannae Holdings, Inc 45,110
7,710 Capital One Financial Corp 1,248,789
1,473 Capstead Mortgage Corp 9,854
2,344 Carlyle Group, Inc 110,824
1,907 CBOE Global Markets, Inc 236,201
26,075 Charles Schwab Corp 1,899,303
3,066 Chimera Investment Corp 45,530
6,229 CME Group, Inc 1,204,564
461 Cohen & Steers, Inc 38,618
454 Cowen Group, Inc 15,577
160 *,e Credit Acceptance Corp 93,648
312 Curo Group Holdings Corp 5,407
49 Diamond Hill Investment Group, Inc 8,607
5,215 Discover Financial Services 640,663
461 * Donnelley Financial Solutions, Inc 15,960
258 Dynex Capital, Inc 4,458
548 Ellington Financial Inc 10,023
546 * Encore Capital Group, Inc 26,901
629 * Enova International, Inc 21,732
6,588 Equitable Holdings, Inc 195,268
638 Evercore Inc 85,281
796 * Ezcorp, Inc (Class A) 6,026
649 Factset Research Systems, Inc 256,212
1,485 Federated Investors, Inc (Class B) 48,263
737 FirstCash, Inc 64,488
877 * Focus Financial Partners, Inc 45,928
4,751 Franklin Resources, Inc 141,200
93 GAMCO Investors, Inc (Class A) 2,453
257 GCM Grosvenor, Inc 2,961
5,709 Goldman Sachs Group, Inc 2,158,173

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
938 Granite Point Mortgage Trust, Inc $ 12,353
531 Great Ajax Corp 7,163
905 * Green Dot Corp 45,549
424 Greenhill & Co, Inc 6,199
562 Hamilton Lane, Inc 47,669
1,270 Hannon Armstrong Sustainable Infrastructure Capital, Inc 67,920
733 Houlihan Lokey, Inc 67,509
1,406 Interactive Brokers Group, Inc (Class A) 87,650
9,684 Intercontinental Exchange Group, Inc 1,111,917
6,004 Invesco Ltd 144,756
3,664 Invesco Mortgage Capital, Inc 11,542
2,653 Janus Henderson Group plc 109,648
4,030 Jefferies Financial Group, Inc 149,634
9,400 KKR & Co, Inc 572,272
168 KKR Real Estate Finance Trust, Inc 3,545
1,766 Ladder Capital Corp 19,514
1,898 Lazard Ltd (Class A) 86,928
1,618 * LendingClub Corp 45,692
196 * LendingTree, Inc 27,407
1,449 LPL Financial Holdings, Inc 227,145
658 MarketAxess Holdings, Inc 276,814
144 Marlin Business Services Corp 3,201
8,524 MFA Financial Inc 38,955
877 Moelis & Co 54,260
2,835 Moody's Corp 1,006,737
23,566 Morgan Stanley 2,293,207
378 Morningstar, Inc 97,913
1,394 MSCI, Inc (Class A) 848,026
2,010 Nasdaq Inc 387,970
3,087 Navient Corp 60,907
312 Nelnet, Inc (Class A) 24,723
6,918 New Residential Investment Corp 76,098
6,454 New York Mortgage Trust, Inc 27,494
483 *,† NewStar Financial, Inc 117
3,325 Northern Trust Corp 358,468
1,507 OneMain Holdings, Inc 83,382
1,687 * Open Lending Corp 60,850
697 * Oportun Financial Corp 17,446
147 Oppenheimer Holdings, Inc 6,658
916 Orchid Island Capital, Inc 4,479
1,723 PennyMac Mortgage Investment Trust 33,926
273 Piper Jaffray Cos 37,800
397 PJT Partners, Inc 31,407
719 * PRA Group, Inc 30,299
1,236 PROG Holdings, Inc 51,924
257 Pzena Investment Management, Inc (Class A) 2,529
3,300 Raymond James Financial, Inc 304,524
933 Ready Capital Corp 13,463
1,612 Redwood Trust, Inc 20,779
143 Regional Management Corp 8,320
4,171 S&P Global, Inc 1,772,216
952 Santander Consumer USA Holdings, Inc 39,698
375 Sculptor Capital Management, Inc 10,459
1,969 SEI Investments Co 116,762
5,752 SLM Corp 101,235
5,018 Starwood Property Trust, Inc 122,489
6,089 State Street Corp 515,860
618 StepStone Group, Inc 26,352
1,929 Stifel Financial Corp 131,095
241 * StoneX Group, Inc 15,882
9,962 Synchrony Financial 486,943
3,897 T Rowe Price Group, Inc 766,540
867 TPG RE Finance Trust, Inc 10,733
1,703 Tradeweb Markets, Inc 137,568
4,626 Two Harbors Investment Corp 29,329
773 * Upstart Holdings, Inc 244,608

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,409 Virtu Financial, Inc $ 34,422
115 Virtus Investment Partners, Inc 35,687
2,130 Voya Financial, Inc 130,761
1,867 WisdomTree Investments, Inc 10,586
90 * World Acceptance Corp 17,062
TOTAL DIVERSIFIED FINANCIALS 39,342,013
ENERGY - 2.7%
440 * Aemetis, Inc 8,043
1,288 * Alto Ingredients, Inc 6,363
53 e Altus Midstream Co 3,659
5,480 Antero Midstream Corp 57,102
4,860 * Antero Resources Corp 91,417
6,619 APA Corp 141,845
338 * Arch Resources, Inc 31,349
2,039 Archrock, Inc 16,822
340 * Aspen Aerogels, Inc 15,643
12,372 Baker Hughes Co 305,960
2,302 Berry Petroleum Co LLC 16,597
481 Bonanza Creek Energy, Inc 23,040
774 Brigham Minerals, Inc 14,830
351 * Bristow Group, Inc 11,172
6,450 Cabot Oil & Gas Corp 140,352
845 Cactus, Inc 31,873
1,436 * California Resources Corp 58,876
680 *,e Callon Petroleum Co 33,374
3,118 * Centennial Resource Development, Inc 20,891
163 *,e Centrus Energy Corp 6,302
3,416 * ChampionX Corp 76,382
4,052 * Cheniere Energy, Inc 395,759
1,628 Chesapeake Energy Corp 100,269
33,383 Chevron Corp 3,386,705
1,704 Cimarex Energy Co 148,589
2,369 * Clean Energy Fuels Corp 19,307
3,710 * CNX Resources Corp 46,820
1,290 * Comstock Resources Inc 13,351
23,474 ConocoPhillips 1,590,833
714 * CONSOL Energy, Inc 18,578
2,501 *,e Contango Oil & Gas Co 11,430
1,248 Continental Resources, Inc 57,595
583 CVR Energy, Inc 9,713
1,373 * Delek US Holdings, Inc 24,673
850 * Denbury, Inc 59,713
11,345 Devon Energy Corp 402,861
2,136 DHT Holdings, Inc 13,948
3,040 Diamondback Energy, Inc 287,797
333 * DMC Global, Inc 12,291
395 Dorian LPG Ltd 4,902
582 * Dril-Quip, Inc 14,655
1,673 DT Midstream, Inc 77,360
395 * Earthstone Energy, Inc 3,634
2,496 *,e Energy Fuels, Inc 17,522
10,231 EOG Resources, Inc 821,242
4,708 * EQT Corp 96,326
7,406 Equitrans Midstream Corp 75,097
230 * Extraction Oil & Gas, Inc 12,984
73,167 d Exxon Mobil Corp 4,303,683
778 Falcon Minerals Corp 3,657
3,123 *,e Frank's International NV 9,182
2,068 * Frontline Ltd 19,377
155 * FTS International, Inc 3,813
3,376 *,e Gevo, Inc 22,417
1,788 * Golar LNG Ltd 23,190
698 * Green Plains Inc 22,790
15,566 Halliburton Co 336,537
2,257 * Helix Energy Solutions Group, Inc 8,757

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
1,863 Helmerich & Payne, Inc $ 51,065
4,862 Hess Corp 379,771
2,656 HollyFrontier Corp 87,993
685 International Seaways, Inc 12,481
33,654 Kinder Morgan, Inc 563,031
6,823 * Kosmos Energy Ltd 20,196
220 * Laredo Petroleum, Inc 17,835
1,314 * Liberty Oilfield Services, Inc 15,939
2,041 Magnolia Oil & Gas Corp 36,309
14,097 Marathon Oil Corp 192,706
11,052 Marathon Petroleum Corp 683,124
1,952 Matador Resources Co 74,254
2,772 Murphy Oil Corp 69,217
114 * Nabors Industries Ltd 10,999
725 * National Energy Services Reunited Corp 9,077
403 e New Fortress Energy, Inc 11,183
2,497 * Newpark Resources, Inc 8,240
2,774 * NexTier Oilfield Solutions, Inc 12,760
2,408 Nordic American Tankers Ltd 6,164
827 Northern Oil and Gas, Inc 17,698
6,945 * NOV, Inc 91,049
309 Oasis Petroleum, Inc 30,721
14,724 Occidental Petroleum Corp 435,536
1,532 * Oceaneering International, Inc 20,406
1,209 * Oil States International, Inc 7,726
7,705 ONEOK, Inc 446,813
4,596 Ovintiv, Inc 151,116
677 * Par Pacific Holdings, Inc 10,642
3,250 Patterson-UTI Energy, Inc 29,250
1,831 * PBF Energy, Inc 23,748
1,666 PDC Energy, Inc 78,952
1,201 * Peabody Energy Corp 17,763
217 * Penn Virginia Corp 5,787
7,621 Phillips 66 533,699
3,636 Pioneer Natural Resources Co 605,430
1,367 * ProPetro Holding Corp 11,825
4,012 * Range Resources Corp 90,792
758 * Renewable Energy Group, Inc 38,052
92 * Rex American Resources Corp 7,348
151 Riley Exploration Permian, Inc 3,545
901 * RPC, Inc 4,379
24,442 Schlumberger Ltd 724,461
688 Scorpio Tankers, Inc 12,756
988 * Select Energy Services, Inc 5,128
946 SFL Corp Ltd 7,927
2,006 SM Energy Co 52,918
678 Solaris Oilfield Infrastructure, Inc 5,655
11,544 * Southwestern Energy Co 63,954
681 * Talos Energy, Inc 9,377
3,944 Targa Resources Investments, Inc 194,084
1,069 * Teekay Corp 3,913
376 * Teekay Tankers Ltd 5,463
5,524 * Tellurian, Inc 21,599
2,062 * Tetra Technologies, Inc 6,433
101 Texas Pacific Land Corp 122,145
854 * Tidewater, Inc 10,299
3,928 *,e Uranium Energy Corp 11,980
3,859 * Ur-Energy, Inc 6,637
1,387 * US Silica Holdings, Inc 11,082
7,106 Valero Energy Corp 501,470
386 * Vine Energy, Inc 6,357
2,083 * W&T Offshore, Inc 7,749
619 * Whiting Petroleum Corp 36,156
21,047 Williams Cos, Inc 545,959

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,068 World Fuel Services Corp $ 35,906
TOTAL ENERGY 20,923,278
FOOD & STAPLES RETAILING - 1.2%
2,725 e Albertsons Cos, Inc 84,829
418 Andersons, Inc 12,887
2,427 * BJ's Wholesale Club Holdings, Inc 133,291
618 Casey's General Stores, Inc 116,462
515 * Chefs' Warehouse Holdings, Inc 16,774
7,653 Costco Wholesale Corp 3,438,876
1,460 * Grocery Outlet Holding Corp 31,492
626 *,e HF Foods Group Inc 3,787
213 Ingles Markets, Inc (Class A) 14,064
13,116 Kroger Co 530,280
253 *,e MedAvail Holdings, Inc 739
286 Natural Grocers by Vitamin C 3,209
2,651 * Performance Food Group Co 123,165
385 Pricesmart, Inc 29,857
862 * Rite Aid Corp 12,240
584 SpartanNash Co 12,790
2,100 * Sprouts Farmers Market, Inc 48,657
8,505 SYSCO Corp 667,643
943 * United Natural Foods, Inc 45,660
3,868 * US Foods Holding Corp 134,065
127 Village Super Market (Class A) 2,753
12,516 Walgreens Boots Alliance, Inc 588,878
24,585 Walmart, Inc 3,426,657
148 Weis Markets, Inc 7,777
TOTAL FOOD & STAPLES RETAILING 9,486,832
FOOD, BEVERAGE & TOBACCO - 2.7%
2,739 *,e 22nd Century Group, Inc 8,107
32,093 Altria Group, Inc 1,460,873
1,079 *,e AppHarvest, Inc 7,035
9,711 Archer-Daniels-Midland Co 582,757
1,190 e B&G Foods, Inc (Class A) 35,569
980 *,e Beyond Meat, Inc 103,155
157 * Boston Beer Co, Inc (Class A) 80,031
711 Brown-Forman Corp (Class A) 44,558
3,077 Brown-Forman Corp (Class B) 206,190
2,435 Bunge Ltd 198,014
345 Calavo Growers, Inc 13,193
486 Cal-Maine Foods, Inc 17,574
3,182 Campbell Soup Co 133,039
918 * Celsius Holdings, Inc 82,703
66,999 Coca-Cola Co 3,515,438
72 Coca-Cola Consolidated Inc 28,381
8,273 ConAgra Brands, Inc 280,207
2,791 Constellation Brands, Inc (Class A) 588,036
2,862 * Darling International, Inc 205,778
217 * Duckhorn Portfolio, Inc 4,967
2,984 Flowers Foods, Inc 70,512
499 Fresh Del Monte Produce, Inc 16,078
696 * Freshpet, Inc 99,312
10,597 General Mills, Inc 633,913
1,593 * Hain Celestial Group, Inc 68,149
2,534 Hershey Co 428,879
4,724 Hormel Foods Corp 193,684
2,702 * Hostess Brands, Inc 46,934
1,227 Ingredion, Inc 109,215
277 J&J Snack Foods Corp 42,331
1,881 J.M. Smucker Co 225,776
199 John B. Sanfilippo & Son, Inc 16,262
4,342 Kellogg Co 277,541
12,179 Keurig Dr Pepper, Inc 416,035
11,401 Kraft Heinz Co 419,785

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
124 *,e Laird Superfood, Inc $ 2,366
2,575 Lamb Weston Holdings, Inc 158,028
364 Lancaster Colony Corp 61,447
422 * Landec Corp 3,891
187 Limoneira Co 3,024
4,238 McCormick & Co, Inc 343,405
203 MGP Ingredients, Inc 13,215
422 *,e Mission Produce, Inc 7,756
3,002 Molson Coors Brewing Co (Class B) 139,233
24,003 Mondelez International, Inc 1,396,495
6,463 * Monster Beverage Corp 574,108
366 National Beverage Corp 19,211
2,817 * NewAge, Inc 3,916
23,845 PepsiCo, Inc 3,586,526
26,977 Philip Morris International, Inc 2,557,150
908 * Pilgrim's Pride Corp 26,405
1,120 * Post Holdings, Inc 123,379
2,638 Primo Water Corp 41,469
317 Sanderson Farms, Inc 59,659
4 Seaboard Corp 16,400
134 * Seneca Foods Corp 6,461
1,484 * Simply Good Foods Co 51,183
692 *,e Tattooed Chef, Inc 12,754
412 e Tootsie Roll Industries, Inc 12,537
1,028 * TreeHouse Foods, Inc 40,997
190 Turning Point Brands, Inc 9,072
4,919 Tyson Foods, Inc (Class A) 388,306
619 Universal Corp 29,916
803 Utz Brands, Inc 13,755
2,682 Vector Group Ltd 34,196
420 * Vital Farms, Inc 7,379
486 * Whole Earth Brands, Inc 5,613
TOTAL FOOD, BEVERAGE & TOBACCO 20,409,263
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
1,931 * 1Life Healthcare, Inc 39,103
30,001 Abbott Laboratories 3,544,018
785 * Abiomed, Inc 255,533
1,640 * Acadia Healthcare Co, Inc 104,599
406 *,e Accelerate Diagnostics, Inc 2,367
860 * Accolade, Inc 36,266
1,245 * Accuray, Inc 4,918
155 *,e Acutus Medical, Inc 1,370
1,314 * AdaptHealth Corp 30,603
230 * Addus HomeCare Corp 18,343
317 * Agiliti, Inc 6,036
594 * agilon health, Inc 15,569
1,368 * Align Technology, Inc 910,308
203 * Alignment Healthcare, Inc 3,244
2,675 * Allscripts Healthcare Solutions, Inc 35,765
996 * Alphatec Holdings Inc 12,141
577 * Amedisys, Inc 86,031
3,217 * American Well Corp 29,307
2,607 AmerisourceBergen Corp 311,406
862 * AMN Healthcare Services, Inc 98,915
563 * Angiodynamics, Inc 14,604
4,260 Anthem, Inc 1,588,128
640 *,e Apollo Medical Holdings, Inc 58,272
196 * Apria, Inc 7,281
1,028 * Apyx Medical Corp 14,238
4,179 *,e Asensus Surgical, Inc 7,731
1,709 * Aspira Women's Health, Inc 5,554
673 * AtriCure, Inc 46,807
27 Atrion Corp 18,833
725 * Avanos Medical, Inc 22,620
416 * Aveanna Healthcare Holdings, Inc 3,336

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
560 * AxoGen, Inc $ 8,848
738 * Axonics Modulation Technologies, Inc 48,036
8,716 Baxter International, Inc 701,028
4,927 Becton Dickinson & Co 1,211,155
281 * Biodesix, Inc 2,310
381 * BioLife Solutions Inc 16,124
24,627 * Boston Scientific Corp 1,068,566
2,873 * Brookdale Senior Living, Inc 18,100
2,966 *,e Butterfly Network, Inc 30,965
5,102 Cardinal Health, Inc 252,345
501 * Cardiovascular Systems, Inc 16,448
373 * Castle Biosciences, Inc 24,805
2,246 * Castlight Health, Inc 3,526
10,058 * Centene Corp 626,714
5,134 Cerner Corp 362,050
1,433 * Certara, Inc 47,432
2,819 * Cerus Corp 17,168
3,853 * Change Healthcare, Inc 80,682
292 Chemed Corp 135,815
5,778 Cigna Corp 1,156,524
336 * ClearPoint Neuro, Inc 5,964
2,138 * Community Health Systems, Inc 25,015
168 * Computer Programs & Systems, Inc 5,957
422 Conmed Corp 55,210
852 Cooper Cos, Inc 352,140
163 * Corvel Corp 30,354
1,718 * Covetrus, Inc 31,165
544 * Cross Country Healthcare, Inc 11,555
480 * CryoLife, Inc 10,699
670 *,e CryoPort, Inc 44,562
279 * Cutera, Inc 13,001
22,756 CVS Health Corp 1,931,074
466 * CytoSorbents Corp 3,784
10,967 Danaher Corp 3,338,793
271 *,e DarioHealth Corp 3,699
1,253 * DaVita, Inc 145,674
3,840 Dentsply Sirona, Inc 222,912
1,662 * DexCom, Inc 908,881
10,746 * Edwards Lifesciences Corp 1,216,555
1,608 Encompass Health Corp 120,664
981 Ensign Group, Inc 73,467
2,830 * Envista Holdings Corp 118,322
1,209 * Evolent Health, Inc 37,479
303 * Exagen, Inc 4,121
348 * Figs, Inc 12,925
364 * Forian, Inc 3,756
350 * Fulgent Genetics, Inc 31,483
710 * Glaukos Corp 34,201
1,419 * Globus Medical, Inc 108,724
1,534 * Guardant Health, Inc 191,765
886 * Haemonetics Corp 62,543
636 * Hanger Inc 13,967
4,366 HCA Healthcare, Inc 1,059,716
737 * Health Catalyst, Inc 36,857
1,338 * HealthEquity, Inc 86,649
399 * HealthStream, Inc 11,403
2,530 * Henry Schein, Inc 192,685
136 * Heska Corp 35,161
1,196 Hill-Rom Holdings, Inc 179,400
4,432 * Hologic, Inc 327,126
2,243 Humana, Inc 872,863
352 * iCAD, Inc 3,784
362 * ICU Medical, Inc 84,484
1,474 * IDEXX Laboratories, Inc 916,681
555 * Inari Medical, Inc 45,011
655 * InfuSystem Holdings, Inc 8,535

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
200 * Innovage Holding Corp $ 1,322
301 * Inogen, Inc 12,970
1,431 * Inovalon Holdings, Inc 57,655
439 * Inspire Medical Systems, Inc 102,234
1,123 * Insulet Corp 319,190
572 * Integer Holding Corp 51,102
1,378 * Integra LifeSciences Holdings Corp 94,365
639 * Intersect ENT, Inc 17,381
2,039 * Intuitive Surgical, Inc 2,027,072
733 * Invacare Corp 3,489
96 * iRadimed Corp 3,225
477 * iRhythm Technologies, Inc 27,933
229 * Joint Corp 22,447
1,675 * Laboratory Corp of America Holdings 471,412
1,098 * Lantheus Holdings, Inc 28,197
236 LeMaitre Vascular, Inc 12,529
528 * LHC Group, Inc 82,848
433 * LifeStance Health Group, Inc 6,279
892 * LivaNova plc 70,637
426 * Magellan Health Services, Inc 40,278
849 * Masimo Corp 229,833
2,689 McKesson Corp 536,133
1,431 * MEDNAX, Inc 40,683
23,159 Medtronic plc 2,902,981
646 * Meridian Bioscience, Inc 12,429
985 * Merit Medical Systems, Inc 70,723
49 Mesa Laboratories, Inc 14,816
207 * Misonix Inc 5,237
199 * ModivCare, Inc 36,142
1,021 * Molina Healthcare, Inc 277,008
4,354 *,e Multiplan Corp 24,513
957 *,e NantHealth, Inc 1,541
173 National Healthcare Corp 12,107
208 National Research Corp 8,771
500 * Natus Medical, Inc 12,540
2,042 * Neogen Corp 88,684
444 * Neuronetics, Inc 2,913
105 * NeuroPace, Inc 1,664
613 * Nevro Corp 71,341
818 * NextGen Healthcare, Inc 11,534
1,767 * Novocure Ltd 205,272
959 * NuVasive, Inc 57,396
1,717 * Oak Street Health, Inc 73,024
758 * Omnicell, Inc 112,510
140 * Ontrak, Inc 1,406
366 * OptimizeRx Corp 31,311
2,403 * Option Care Health, Inc 58,297
1,144 * OraSure Technologies, Inc 12,939
1,546 * Ortho Clinical Diagnostics Holdings plc 28,570
267 * Orthofix Medical Inc 10,178
333 * OrthoPediatrics Corp 21,815
742 * Outset Medical, Inc 36,684
1,223 Owens & Minor, Inc 38,268
1,530 Patterson Cos, Inc 46,114
1,340 * PAVmed, Inc 11,444
524 * Pennant Group, Inc 14,719
597 * Penumbra, Inc 159,101
419 *,e PetIQ, Inc 10,462
771 * Phreesia, Inc 47,571
2,070 Premier, Inc 80,233
226 * Privia Health Group, Inc 5,325
1,032 * Progyny, Inc 57,792
398 * Pulmonx Corp 14,320
245 * Pulse Biosciences, Inc 5,292
2,123 Quest Diagnostics, Inc 308,493
665 * Quidel Corp 93,865

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,080 * Quotient Ltd $ 2,527
2,103 * R1 RCM, Inc 46,287
689 * RadNet, Inc 20,195
2,507 Resmed, Inc 660,720
379 *,e Retractable Technologies, Inc 4,180
771 * Schrodinger, Inc 42,158
496 * SeaSpine Holdings Corp 7,802
1,678 Select Medical Holdings Corp 60,693
7,206 *,e Senseonics Holdings, Inc 24,428
406 * Sharps Compliance Corp 3,358
594 * Shockwave Medical Inc 122,293
442 * SI-BONE, Inc 9,468
1,519 * Sientra, Inc 8,704
106 *,e Sight Sciences, Inc 2,406
937 *,e Signify Health, Inc 16,744
548 * Silk Road Medical Inc 30,156
227 Simulations Plus, Inc 8,967
948 * SOC Telemed, Inc 2,142
154 * Soliton Inc 3,135
793 * Staar Surgical Co 101,924
772 * Stereotaxis, Inc 4,153
1,501 STERIS plc 306,624
6,017 Stryker Corp 1,586,803
509 * Surgery Partners, Inc 21,551
300 * SurModics, Inc 16,680
363 * Tabula Rasa HealthCare, Inc 9,514
280 * Tactile Systems Technology, Inc 12,446
416 * Talis Biomedical Corp 2,600
1,069 * Tandem Diabetes Care, Inc 127,617
2,553 * Teladoc, Inc 323,746
818 Teleflex, Inc 308,018
1,754 * Tenet Healthcare Corp 116,536
668 * Tivity Health, Inc 15,404
436 * Transmedics Group, Inc 14,427
86 * Treace Medical Concepts, Inc 2,313
378 * Triple-S Management Corp (Class B) 13,370
16,227 UnitedHealth Group, Inc 6,340,538
1,309 Universal Health Services, Inc (Class B) 181,126
187 US Physical Therapy, Inc 20,682
80 Utah Medical Products, Inc 7,427
344 * Vapotherm, Inc 7,661
587 * Varex Imaging Corp 16,553
2,386 * Veeva Systems, Inc 687,574
615 * Viemed Healthcare, Inc 3,413
2,186 * ViewRay, Inc 15,761
433 * Vocera Communications, Inc 19,814
1,289 West Pharmaceutical Services, Inc 547,232
3,636 Zimmer Biomet Holdings, Inc 532,165
341 * Zynex Inc 3,884
TOTAL HEALTH CARE EQUIPMENT & SERVICES 47,993,131
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,194 * Beauty Health Co 31,008
722 * BellRing Brands, Inc 22,202
160 * Central Garden & Pet Co 7,680
580 * Central Garden and Pet Co (Class A) 24,940
4,374 Church & Dwight Co, Inc 361,161
2,176 Clorox Co 360,367
14,485 Colgate-Palmolive Co 1,094,776
5,109 * Coty, Inc 40,157
893 Edgewell Personal Care Co 32,416
620 * elf Beauty, Inc 18,011
1,154 Energizer Holdings, Inc 45,064
3,958 Estee Lauder Cos (Class A) 1,187,123
1,810 * Herbalife Nutrition Ltd 76,708
253 Inter Parfums, Inc 18,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
5,851 Kimberly-Clark Corp $ 774,906
188 Medifast, Inc 36,216
140 Nature's Sunshine Products, Inc 2,051
938 Nu Skin Enterprises, Inc (Class A) 37,961
80 Oil-Dri Corp of America 2,800
41,996 Procter & Gamble Co 5,871,041
185 * Revlon, Inc (Class A) 1,870
871 Reynolds Consumer Products, Inc 23,813
775 Spectrum Brands Holdings, Inc 74,144
180 * USANA Health Sciences, Inc 16,596
909 * Veru, Inc 7,754
266 WD-40 Co 61,574
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,231,256
INSURANCE - 2.0%
11,433 Aflac, Inc 596,002
243 * Alleghany Corp 151,732
5,078 Allstate Corp 646,480
699 * AMBAC Financial Group, Inc 10,010
1,557 American Equity Investment Life Holding Co 46,040
1,232 American Financial Group, Inc 155,023
14,944 American International Group, Inc 820,276
98 American National Group, Inc 18,525
299 Amerisafe, Inc 16,792
3,864 Aon plc 1,104,215
6,572 * Arch Capital Group Ltd 250,919
509 Argo Group International Holdings Ltd 26,580
3,361 Arthur J. Gallagher & Co 499,613
1,059 Assurant, Inc 167,057
1,346 Assured Guaranty Ltd 63,006
1,798 * Athene Holding Ltd 123,828
1,509 Axis Capital Holdings Ltd 69,474
1,632 * Brighthouse Financial, Inc 73,815
4,148 Brown & Brown, Inc 230,007
696 * BRP Group, Inc 23,170
7,544 Chubb Ltd 1,308,733
2,630 Cincinnati Financial Corp 300,399
712 * Citizens, Inc (Class A) 4,421
261 CNA Financial Corp 10,952
2,635 Conseco, Inc 62,028
143 Donegal Group, Inc (Class A) 2,072
494 * eHealth, Inc 20,007
488 Employers Holdings, Inc 19,271
247 * Enstar Group Ltd 57,978
436 Erie Indemnity Co (Class A) 77,791
667 Everest Re Group Ltd 167,270
4,737 Fidelity National Financial Inc 214,776
1,893 First American Financial Corp 126,926
8,098 * Genworth Financial, Inc (Class A) 30,367
1,709 Globe Life, Inc 152,152
727 * GoHealth, Inc 3,657
286 Goosehead Insurance, Inc 43,555
463 * Greenlight Capital Re Ltd (Class A) 3,422
724 Hanover Insurance Group, Inc 93,845
6,027 Hartford Financial Services Group, Inc 423,397
121 HCI Group, Inc 13,403
362 Heritage Insurance Holdings, Inc 2,465
637 Horace Mann Educators Corp 25,346
90 Independence Holding Co 4,463
23 Investors Title Co 4,200
648 James River Group Holdings Ltd 24,449
1,193 Kemper Corp 79,680
347 Kinsale Capital Group, Inc 56,110
657 *,e Lemonade, Inc 44,026
3,389 Lincoln National Corp 232,994
3,801 Loews Corp 204,988

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,108 * Maiden Holdings Ltd $ 3,501
235 * Markel Corp 280,856
8,766 Marsh & McLennan Cos, Inc 1,327,435
1,532 * MBIA, Inc 19,686
429 Mercury General Corp 23,882
12,489 Metlife, Inc 770,946
563 *,e MetroMile, Inc 1,999
35 National Western Life Group, Inc 7,371
158 * NI Holdings, Inc 2,774
5,185 Old Republic International Corp 119,929
391 * Palomar Holdings, Inc 31,604
727 Primerica, Inc 111,689
4,803 Principal Financial Group 309,313
820 ProAssurance Corp 19,500
10,129 Progressive Corp 915,560
6,732 Prudential Financial, Inc 708,206
1,153 Reinsurance Group of America, Inc (Class A) 128,283
834 RenaissanceRe Holdings Ltd 116,260
600 RLI Corp 60,162
227 Safety Insurance Group, Inc 17,990
1,030 Selective Insurance Group, Inc 77,796
2,285 * Selectquote, Inc 29,545
1,153 * SiriusPoint Ltd 10,677
243 State Auto Financial Corp 12,381
351 Stewart Information Services Corp 22,204
433 Tiptree Inc 4,339
4,340 Travelers Cos, Inc 659,723
236 * Trean Insurance Group, Inc 2,443
628 * Trupanion, Inc 48,777
338 United Fire Group Inc 7,808
255 United Insurance Holdings Corp 926
503 Universal Insurance Holdings, Inc 6,559
3,600 Unum Group 90,216
2,471 W.R. Berkley Corp 180,828
56 White Mountains Insurance Group Ltd 59,898
2,217 Willis Towers Watson plc 515,364
TOTAL INSURANCE 15,614,137
MATERIALS - 2.3%
461 * AdvanSix, Inc 18,325
3,809 Air Products & Chemicals, Inc 975,523
2,036 Albemarle Corp 445,823
3,306 * Alcoa Corp 161,796
2,222 * Allegheny Technologies, Inc 36,952
26,906 Amcor plc 311,841
429 American Vanguard Corp 6,456
2,855 * Amyris, Inc 39,199
1,121 Aptargroup, Inc 133,791
1,763 * Arconic Corp 55,605
271 Ardagh Group S.A. 6,908
1,015 Ashland Global Holdings, Inc 90,457
1,462 Avery Dennison Corp 302,941
1,490 Avient Corp 69,062
3,718 * Axalta Coating Systems Ltd 108,528
605 Balchem Corp 87,767
5,614 Ball Corp 505,092
2,289 * Berry Global Group, Inc 139,354
953 Cabot Corp 47,764
799 Carpenter Technology Corp 26,159
1,973 Celanese Corp (Series A) 297,213
831 * Century Aluminum Co 11,177
3,807 CF Industries Holdings, Inc 212,507
111 Chase Corp 11,339
2,911 Chemours Co 84,594
261 * Clearwater Paper Corp 10,004
7,702 *,e Cleveland-Cliffs, Inc 152,577

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
4,597 * Coeur Mining, Inc $ 28,364
1,801 Commercial Metals Co 54,858
532 Compass Minerals International, Inc 34,261
1,802 * Constellium SE 33,842
12,838 Corteva, Inc 540,223
2,206 Crown Holdings, Inc 222,321
1,148 *,e Danimer Scientific, Inc 18,758
888 * Domtar Corp 48,432
12,887 Dow, Inc 741,776
9,072 DuPont de Nemours, Inc 616,805
734 Eagle Materials, Inc 96,271
2,397 Eastman Chemical Co 241,474
4,289 Ecolab, Inc 894,771
3,499 Element Solutions, Inc 75,858
1,255 * Ferro Corp 25,527
1,000 *,† Ferroglobe plc 0
2,262 FMC Corp 207,109
325 * Forterra, Inc 7,657
25,426 Freeport-McMoRan, Inc (Class B) 827,108
400 FutureFuel Corp 2,852
537 * Gatos Silver, Inc 6,245
1,119 * GCP Applied Technologies, Inc 24,528
658 Glatfelter Corp 9,278
4,828 Graphic Packaging Holding Co 91,925
395 Greif, Inc (Class A) 25,517
87 Greif, Inc (Class B) 5,638
784 H.B. Fuller Co 50,615
284 Hawkins, Inc 9,906
193 Haynes International, Inc 7,189
9,435 Hecla Mining Co 51,893
3,508 Huntsman Corp 103,802
749 * Ingevity Corp 53,456
373 Innospec, Inc 31,414
4,277 International Flavors & Fragrances, Inc 571,920
6,818 International Paper Co 381,263
149 * Intrepid Potash, Inc 4,604
261 Kaiser Aluminum Corp 28,439
315 * Koppers Holdings, Inc 9,847
468 * Kraton Corp 21,360
357 Kronos Worldwide, Inc 4,430
2,677 * Livent Corp 61,865
1,710 Louisiana-Pacific Corp 104,943
4,456 LyondellBasell Industries NV 418,196
2,371 * Marrone Bio Innovations, Inc 2,136
1,074 Martin Marietta Materials, Inc 366,964
300 Materion Corp 20,592
741 Minerals Technologies, Inc 51,751
6,067 Mosaic Co 216,713
1,223 *,e MP Materials Corp 39,417
371 Myers Industries, Inc 7,260
257 Neenah Inc 11,979
131 NewMarket Corp 44,379
13,897 Newmont Goldcorp Corp 754,607
3,868 * Novagold Resources Inc 26,612
5,173 Nucor Corp 509,489
2,868 * O-I Glass, Inc 40,926
2,510 Olin Corp 121,108
163 Olympic Steel, Inc 3,971
1,050 * Orion Engineered Carbons SA 19,142
1,669 Packaging Corp of America 229,387
499 Pactiv Evergreen, Inc 6,247
593 * Perpetua Resources Corp 2,953
632 *,e PolyMet Mining Corp 1,928
4,093 PPG Industries, Inc 585,340
868 PQ Group Holdings, Inc 10,121
455 *,e PureCycle Technologies, Inc 6,042

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
201 Quaker Chemical Corp $ 47,782
564 * Ranpak Holdings Corp 15,126
877 * Rayonier Advanced Materials, Inc 6,578
1,096 Reliance Steel & Aluminum Co 156,092
1,158 Royal Gold, Inc 110,577
2,211 RPM International, Inc 171,684
272 Ryerson Holding Corp 6,057
421 Schnitzer Steel Industries, Inc (Class A) 18,444
670 Schweitzer-Mauduit International, Inc 23,222
716 Scotts Miracle-Gro Co (Class A) 104,794
2,697 Sealed Air Corp 147,769
804 Sensient Technologies Corp 73,228
4,215 Sherwin-Williams Co 1,179,062
1,204 Silgan Holdings, Inc 46,185
1,617 Sonoco Products Co 96,341
1,339 Southern Copper Corp (NY) 75,171
3,510 Steel Dynamics, Inc 205,265
410 Stepan Co 46,305
1,996 * Summit Materials, Inc 63,812
1,010 SunCoke Energy, Inc 6,343
717 * TimkenSteel Corp 9,378
394 Tredegar Corp 4,799
733 Trinseo S.A. 39,567
1,767 Tronox Holdings plc 43,557
159 * UFP Technologies, Inc 9,793
30 United States Lime & Minerals, Inc 3,624
4,509 United States Steel Corp 99,063
3,271 Valvoline, Inc 101,990
915 Verso Corp 18,986
2,283 Vulcan Materials Co 386,192
1,163 Warrior Met Coal, Inc 27,063
559 Westlake Chemical Corp 50,947
4,647 WestRock Co 231,560
702 Worthington Industries, Inc 36,995
239 *,e Zymergen, Inc 3,148
TOTAL MATERIALS 17,890,857
MEDIA & ENTERTAINMENT - 8.9%
13,441 Activision Blizzard, Inc 1,040,199
988 * Advantage Solutions, Inc 8,546
5,197 * Alphabet, Inc (Class A) 13,894,283
4,849 * Alphabet, Inc (Class C) 12,924,088
3,867 * Altice USA, Inc 80,124
8,836 *,e AMC Entertainment Holdings, Inc 336,298
543 * AMC Networks, Inc 25,298
380 * Boston Omaha Corp 14,736
89 Cable One, Inc 161,369
544 * Cardlytics, Inc 45,663
1,488 * Cargurus, Inc 46,738
1,131 * Cars.com, Inc 14,307
2,217 * Charter Communications, Inc 1,613,001
223 * Chicken Soup For The Soul Entertainment, Inc 5,100
2,021 * Cinemark Holdings, Inc 38,823
6,287 * Clear Channel 17,038
78,732 Comcast Corp (Class A) 4,403,481
1,359 * comScore, Inc 5,300
478 *,e CuriosityStream, Inc 5,038
17 * Daily Journal Corp 5,446
2,851 *,e Discovery, Inc (Class A) 72,358
5,535 * Discovery, Inc (Class C) 134,334
4,043 * DISH Network Corp (Class A) 175,709
5,016 Electronic Arts, Inc 713,526
235 * Emerald Holding, Inc 1,020
2,184 * Entercom Communications Corp 8,037
1,005 Entravision Communications Corp (Class A) 7,135
1,205 * Eventbrite Inc 22,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
249 * EverQuote Inc $ 4,639
916 EW Scripps Co (Class A) 16,543
41,355 * Facebook, Inc 14,035,473
1,809 * Fluent, Inc 4,106
5,682 Fox Corp (Class A) 227,905
2,830 Fox Corp (Class B) 105,050
2,256 *,e fuboTV, Inc 54,054
2,328 * Gannett Co, Inc 15,551
1,547 Gray Television, Inc 35,303
248 * Hemisphere Media Group, Inc 3,021
1,354 * IAC 176,413
1,779 * iHeartMedia, Inc 44,511
902 * Imax Corp 17,120
7,004 Interpublic Group of Cos, Inc 256,837
693 John Wiley & Sons, Inc (Class A) 36,182
170 * Liberty Braves Group (Class A) 4,575
525 * Liberty Braves Group (Class C) 13,871
471 * Liberty Broadband Corp (Class A) 79,293
2,522 * Liberty Broadband Corp (Class C) 435,549
398 * Liberty Media Group (Class A) 18,726
3,453 * Liberty Media Group (Class C) 177,519
1,463 * Liberty SiriusXM Group (Class A) 69,010
2,909 * Liberty SiriusXM Group (Class C) 138,090
1,108 * Liberty TripAdvisor Holdings, Inc 3,424
786 * Lions Gate Entertainment Corp (Class A) 11,153
1,776 * Lions Gate Entertainment Corp (Class B) 23,088
2,349 * Live Nation, Inc 214,064
1,119 * LiveXLive Media, Inc 3,346
200 Loral Space & Communications, Inc 8,602
336 * Madison Square Garden Co 62,479
496 * Madison Square Garden Entertainment Corp 36,044
2,210 * Magnite, Inc 61,880
294 *,e Marcus Corp 5,130
4,704 * Match Group, Inc 738,481
329 * MediaAlpha, Inc 6,146
597 * Meredith Corp 33,253
970 National CineMedia, Inc 3,453
7,463 * Netflix, Inc 4,554,967
2,867 New York Times Co (Class A) 141,257
6,379 News Corp (Class A) 150,098
1,884 News Corp (Class B) 43,765
706 Nexstar Media Group Inc 107,284
3,770 Omnicom Group, Inc 273,174
9,478 * Pinterest, Inc 482,904
1,555 * Playtika Holding Corp 42,965
1,085 * QuinStreet, Inc 19,053
1,990 * Roku, Inc 623,567
438 Scholastic Corp 15,615
1,071 Sinclair Broadcast Group, Inc (Class A) 33,929
16,255 e Sirius XM Holdings, Inc 99,156
5,054 *,e Skillz, Inc 49,630
2,335 * Spotify Technology S.A. 526,169
1,314 * Stagwell, Inc 10,078
2,011 * Take-Two Interactive Software, Inc 309,835
378 * TechTarget, Inc 31,155
4,056 TEGNA, Inc 79,984
96 * Thryv Holdings, Inc 2,884
1,758 * TripAdvisor, Inc 59,508
1,632 * TrueCar, Inc 6,789
13,541 * Twitter, Inc 817,741
89 ViacomCBS, Inc (Class A) 3,744
9,969 ViacomCBS, Inc (Class B) 393,875
2,350 * Vimeo, Inc 69,020
31,363 * Walt Disney Co 5,305,679
736 * WideOpenWest, Inc 14,462
825 World Wrestling Entertainment, Inc (Class A) 46,415

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,209 * Yelp, Inc $ 45,023
1,056 * Zillow Group, Inc (Class A) 93,540
2,878 * Zillow Group, Inc (Class C) 253,667
16,643 * Zynga, Inc 125,322
TOTAL MEDIA & ENTERTAINMENT 67,831,920
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
1,433 * 10X Genomics, Inc 208,616
359 * 4D Molecular Therapeutics, Inc 9,682
194 * 89bio, Inc 3,800
4,288 * 9 Meters Biopharma, Inc 5,574
30,505 AbbVie, Inc 3,290,574
2,077 * Acadia Pharmaceuticals, Inc 34,499
843 * Acceleron Pharma, Inc 145,080
724 * Aclaris Therapeutics, Inc 13,032
316 * Adagio Therapeutics, Inc 13,348
1,866 * Adaptive Biotechnologies Corp 63,425
441 * Adicet Bio, Inc 3,457
1,303 * Adverum Biotechnologies, Inc 2,828
1,425 * Aeglea BioTherapeutics, Inc 11,329
702 * Aerie Pharmaceuticals, Inc 8,003
190 * Aerovate Therapeutics, Inc 3,986
1,962 * Affimed NV 12,125
3,353 * Agenus, Inc 17,603
5,321 Agilent Technologies, Inc 838,217
1,081 * Agios Pharmaceuticals, Inc 49,888
2,414 * Akebia Therapeutics, Inc 6,952
423 * Akero Therapeutics, Inc 9,454
504 * Akouos, Inc 5,851
144 * Akoya Biosciences, Inc 2,010
275 * Albireo Pharma, Inc 8,580
1,801 *,† Alder Biopharmaceuticals Inc 1,585
834 * Aldeyra Therapeutics, Inc 7,323
1,021 * Alector, Inc 23,299
346 * Aligos Therapeutics, Inc 5,366
2,871 * Alkermes plc 88,542
573 * Allakos, Inc 60,664
1,075 * Allogene Therapeutics, Inc 27,627
492 * Allovir, Inc 12,330
2,045 * Alnylam Pharmaceuticals, Inc 386,116
260 *,e Alpine Immune Sciences, Inc 2,774
603 * Altimmune, Inc 6,820
308 * ALX Oncology Holdings, Inc 22,749
9,807 Amgen, Inc 2,085,459
4,499 * Amicus Therapeutics, Inc 42,965
2,013 * Amneal Pharmaceuticals, Inc 10,749
552 * Amphastar Pharmaceuticals, Inc 10,494
3,352 *,e Ampio Pharmaceuticals, Inc 5,564
305 * AnaptysBio, Inc 8,272
1,126 *,e Anavex Life Sciences Corp 20,212
427 * Angion Biomedica Corp 4,172
121 * ANI Pharmaceuticals, Inc 3,971
216 * Anika Therapeutics, Inc 9,193
532 * Annexon, Inc 9,901
2,249 * Antares Pharma, Inc 8,186
1,139 * Apellis Pharmaceuticals, Inc 37,541
432 * Applied Molecular Transport, Inc 11,176
349 * Applied Therapeutics, Inc 5,793
953 *,e AquaBounty Technologies, Inc 3,879
1,513 *,e Arbutus Biopharma Corp 6,491
365 * Arcturus Therapeutics Holdings, Inc 17,440
799 * Arcus Biosciences, Inc 27,861
453 * Arcutis Biotherapeutics, Inc 10,822
1,294 *,e Ardelyx, Inc 1,708
994 * Arena Pharmaceuticals, Inc 59,193
1,723 * Arrowhead Pharmaceuticals Inc 107,567

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
739 * Arvinas, Inc $ 60,731
1,368 * Atara Biotherapeutics, Inc 24,487
1,067 * Atea Pharmaceuticals, Inc 37,409
1,288 * Athenex, Inc 3,877
3,715 *,e Athersys, Inc 4,941
550 *,e Athira Pharma, Inc 5,159
2,104 *,e Atossa Therapeutics, Inc 6,859
621 * Atreca, Inc 3,869
1,640 * Avalo Therapeutics, Inc 3,575
9,711 * Avantor, Inc 397,180
989 * Avid Bioservices, Inc 21,333
685 * Avidity Biosciences, Inc 16,872
421 * Avita Medical, Inc 7,460
621 * Avrobio, Inc 3,465
493 *,e Axsome Therapeutics, Inc 16,249
847 * Beam Therapeutics, Inc 73,697
793 * Berkeley Lights, Inc 15,511
459 * Beyondspring Inc 7,234
201 * BioAtla, Inc 5,917
2,996 * BioCryst Pharmaceuticals, Inc 43,053
1,476 * BioDelivery Sciences International, Inc 5,328
2,573 * Biogen, Inc 728,133
909 * Biohaven Pharmaceutical Holding Co Ltd 126,269
3,224 * BioMarin Pharmaceutical, Inc 249,183
178 * Biomea Fusion, Inc 2,131
4,860 *,e Bionano Genomics, Inc 26,730
379 * Bio-Rad Laboratories, Inc (Class A) 282,715
657 Bio-Techne Corp 318,362
256 * Bioxcel Therapeutics Inc 7,770
397 *,e Black Diamond Therapeutics, Inc 3,359
1,143 * Bluebird Bio, Inc 21,843
957 * Blueprint Medicines Corp 98,389
220 *,e Bolt Biotherapeutics, Inc 2,783
1,858 * Bridgebio Pharma, Inc 87,084
38,496 Bristol-Myers Squibb Co 2,277,808
418 * Brooklyn ImmunoTherapeutics, Inc 3,887
1,641 Bruker BioSciences Corp 128,162
647 * C4 Therapeutics, Inc 28,908
679 * Cara Therapeutics, Inc 10,491
667 *,e Cardiff Oncology, Inc 4,442
831 * CareDx, Inc 52,660
291 * Caribou Biosciences, Inc 6,946
656 *,e Cassava Sciences, Inc 40,724
2,822 * Catalent, Inc 375,524
2,895 * Catalyst Pharmaceuticals, Inc 15,343
154 * Celcuity, Inc 2,772
777 * Celldex Therapeutics, Inc 41,950
636 * CEL-SCI Corp 6,990
172 * Century Therapeutics, Inc 4,328
631 * Cerevel Therapeutics Holdings, Inc 18,614
837 * Charles River Laboratories International, Inc 345,405
823 * ChemoCentryx, Inc 14,073
1,268 * Chimerix, Inc 7,849
854 * Chinook Therapeutics, Inc 10,897
1,076 *,e ChromaDex Corp 6,747
2,060 * Citius Pharmaceuticals, Inc 4,182
423 * Clene, Inc 2,889
1,839 * Clovis Oncology, Inc 8,202
970 * Codexis, Inc 22,562
280 * Codiak Biosciences, Inc 4,572
654 * Cogent Biosciences, Inc 5,500
1,104 * Coherus Biosciences, Inc 17,741
773 * Collegium Pharmaceutical, Inc 15,259
1,983 * Corcept Therapeutics, Inc 39,025
1,038 * CorMedix Inc 4,827
410 * Cortexyme Inc 37,581

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
605 * Crinetics Pharmaceuticals, Inc $ 12,735
707 * Cue Biopharma, Inc 10,301
427 *,e Cullinan Oncology, Inc 9,637
904 * CureVac NV 49,376
1,483 * Curis, Inc 11,612
1,534 * Cymabay Therapeutics, Inc 5,599
146 *,e Cyteir Therapeutics, Inc 2,562
202 * Cytek Biosciences, Inc 4,325
1,303 * Cytokinetics, Inc 46,569
1,181 * CytomX Therapeutics, Inc 6,011
169 * Day One Biopharmaceuticals, Inc 4,010
610 * Deciphera Pharmaceuticals, Inc 20,728
1,553 * Denali Therapeutics, Inc 78,349
402 * DermTech, Inc 12,908
203 * Design Therapeutics, Inc 2,982
1,142 * Dicerna Pharmaceuticals, Inc 23,023
3,554 * Durect Corp 4,549
1,710 * Dynavax Technologies Corp 32,849
549 * Dyne Therapeutics, Inc 8,916
122 * Eagle Pharmaceuticals, Inc 6,805
135 * Edgewise Therapeutics, Inc 2,241
1,182 * Editas Medicine, Inc 48,557
426 * Eiger BioPharmaceuticals, Inc 2,846
7,744 * Elanco Animal Health, Inc 246,956
14,681 Eli Lilly & Co 3,392,045
788 * Emergent Biosolutions, Inc 39,455
232 * Enanta Pharmaceuticals, Inc 13,180
1,795 * Epizyme, Inc 9,190
297 * Erasca, Inc 6,302
495 *,e Esperion Thereapeutics, Inc 5,965
427 *,e Evelo Biosciences, Inc 3,006
533 * Evolus, Inc 4,061
2,917 * Exact Sciences Corp 278,428
5,221 * Exelixis, Inc 110,372
468 * EyePoint Pharmaceuticals, Inc 4,877
1,343 * Fate Therapeutics, Inc 79,600
1,457 * FibroGen, Inc 14,891
152 * Finch Therapeutics Group, Inc 1,976
904 * Flexion Therapeutics, Inc 5,514
1,214 * Fluidigm Corp 8,000
410 *,e Foghorn Therapeutics, Inc 5,711
588 * Forma Therapeutics Holdings, Inc 13,636
204 *,e Forte Biosciences, Inc 604
2,167 *,e Fortress Biotech, Inc 6,978
708 *,e Frequency Therapeutics, Inc 4,998
532 * Fulcrum Therapeutics, Inc 15,008
626 *,e G1 Therapeutics, Inc 8,401
436 * Gemini Therapeutics, Inc 1,761
744 * Generation Bio Co 18,652
6,579 *,e Geron Corp 9,013
21,663 Gilead Sciences, Inc 1,513,161
1,063 * Global Blood Therapeutics, Inc 27,085
1,085 * Gossamer Bio, Inc 13,638
266 * Graphite Bio, Inc 4,360
73 * Greenwich Lifesciences, Inc 2,852
815 * Gritstone Oncology, Inc 8,802
453 * GT Biopharma, Inc 3,053
2,341 * Halozyme Therapeutics, Inc 95,232
321 * Harmony Biosciences Holdings, Inc 12,304
254 * Harpoon Therapeutics, Inc 2,007
676 * Harvard Bioscience, Inc 4,718
1,529 * Heron Therapeutics, Inc 16,345
600 * Homology Medicines, Inc 4,722
354 * Hookipa Pharma, Inc 2,085
3,662 * Horizon Therapeutics Plc 401,135
789 *,e Humanigen, Inc 4,679

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
3,929 *,e iBio, Inc $ 4,165
205 * Icosavax, Inc 6,066
482 * Ideaya Biosciences, Inc 12,286
125 * IGM Biosciences, Inc 8,220
148 *,e Ikena Oncology, Inc 1,868
2,533 * Illumina, Inc 1,027,410
168 * Imago Biosciences, Inc 3,365
135 * Immuneering Corp 3,584
412 * Immunic, Inc 3,646
1,115 * ImmunityBio, Inc 10,860
3,250 * Immunogen, Inc 18,427
609 * Immunovant, Inc 5,292
3,290 * Incyte Corp 226,286
1,688 *,e Infinity Pharmaceuticals, Inc 5,773
477 * Inhibrx, Inc 15,889
1,186 * Innoviva, Inc 19,818
232 * Inotiv, Inc 6,784
3,572 * Inovio Pharmaceuticals, Inc 25,576
326 * Inozyme Pharma, Inc 3,778
1,788 * Insmed, Inc 49,242
313 * Instil Bio, Inc 5,595
1,173 * Intellia Therapeutics, Inc 157,358
554 *,e Intercept Pharmaceuticals, Inc 8,227
1,142 * Intra-Cellular Therapies, Inc 42,574
3,382 *,e Invitae Corp 96,150
2,335 * Ionis Pharmaceuticals, Inc 78,316
2,420 * Iovance Biotherapeutics, Inc 59,677
3,321 * IQVIA Holdings, Inc 795,512
2,735 * Ironwood Pharmaceuticals, Inc 35,719
343 * iTeos Therapeutics, Inc 9,261
1,613 * IVERIC bio, Inc 26,195
205 * Janux Therapeutics, Inc 4,434
1,000 * Jazz Pharmaceuticals plc 130,210
45,433 Johnson & Johnson 7,337,429
745 * Jounce Therapeutics, Inc 5,535
3,128 * Kadmon Holdings, Inc 27,245
798 *,e Kala Pharmaceuticals, Inc 2,091
420 *,e Kaleido Biosciences Inc 2,293
390 * KalVista Pharmaceuticals Inc 6,805
364 * Karuna Therapeutics, Inc 44,528
1,306 * Karyopharm Therapeutics, Inc 7,601
505 * KemPharm, Inc 4,712
226 * Keros Therapeutics, Inc 8,941
1,049 * Kezar Life Sciences, Inc 9,063
561 * Kiniksa Pharmaceuticals Ltd 6,390
421 *,e Kinnate Biopharma, Inc 9,691
557 * Kodiak Sciences, Inc 53,461
693 *,e Kronos Bio, Inc 14,525
313 * Krystal Biotech Inc 16,342
1,038 * Kura Oncology, Inc 19,442
584 * Kymera Therapeutics, Inc 34,304
1,227 * Lexicon Pharmaceuticals, Inc 5,902
305 * Ligand Pharmaceuticals, Inc (Class B) 42,493
2,254 * Lineage Cell Therapeutics, Inc 5,680
260 * Lyell Immunopharma, Inc 3,848
985 * MacroGenics, Inc 20,626
152 * Madrigal Pharmaceuticals, Inc 12,128
395 * Magenta Therapeutics, Inc 2,876
4,140 *,e MannKind Corp 18,009
1,760 * Maravai LifeSciences Holdings, Inc 86,381
693 *,e Marinus Pharmaceuticals, Inc 7,886
535 * Medpace Holdings, Inc 101,265
1,875 * MEI Pharma, Inc 5,175
520 * MeiraGTx Holdings plc 6,854
43,664 Merck & Co, Inc 3,279,603
1,159 * Mersana Therapeutics, Inc 10,929

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
402 * Mettler-Toledo International, Inc $ 553,699
1,942 * MiMedx Group, Inc 11,769
5,436 * Mind Medicine MindMed, Inc 12,666
707 * Mirati Therapeutics, Inc 125,075
5,848 * Moderna, Inc 2,250,661
512 * Molecular Templates, Inc 3,436
176 * Monte Rosa Therapeutics, Inc 3,921
337 * Morphic Holding, Inc 19,088
2,333 * Mustang Bio, Inc 6,276
1,296 * Myriad Genetics, Inc 41,848
771 * NanoString Technologies, Inc 37,016
1,394 * Natera, Inc 155,347
3,021 * Nektar Therapeutics 54,257
1,811 * NeoGenomics, Inc 87,363
538 * Neoleukin Therapeutics, Inc 3,890
1,620 * Neurocrine Biosciences, Inc 155,374
182 * NexImmune, Inc 2,755
443 * NGM Biopharmaceuticals Inc 9,312
341 * Nkarta, Inc 9,483
1,276 * Novavax, Inc 264,528
559 * Nurix Therapeutics, Inc 16,748
160 *,e Nuvalent, Inc 3,608
1,007 * Nuvation Bio, Inc 10,010
3,201 *,e Ocugen, Inc 22,983
1,191 * Ocular Therapeutix, Inc 11,910
419 * Olema Pharmaceuticals, Inc 11,548
1,043 *,e Omeros Corp 14,383
2,006 * Oncocyte Corp 7,141
387 * Oncorus, Inc 3,615
904 * Oncternal Therapeutics, Inc 3,770
6,424 *,e Opko Health, Inc 23,448
461 * Oramed Pharmaceuticals, Inc 10,133
674 * Organogenesis Holdings Inc 9,598
4,453 Organon & Co 146,014
574 * ORIC Pharmaceuticals, Inc 12,002
1,649 * Outlook Therapeutics, Inc 3,578
230 * Oyster Point Pharma, Inc 2,725
3,298 * Pacific Biosciences of California, Inc 84,264
609 * Pacira BioSciences Inc 34,104
916 * Paratek Pharmaceuticals, Inc 4,452
656 * Passage Bio, Inc 6,534
1,920 PerkinElmer, Inc 332,717
2,396 Perrigo Co plc 113,403
617 * Personalis, Inc 11,871
96,540 Pfizer, Inc 4,152,185
326 * Phathom Pharmaceuticals, Inc 10,465
293 Phibro Animal Health Corp 6,311
395 *,e Pliant Therapeutics, Inc 6,668
437 * PMV Pharmaceuticals, Inc 13,023
74 *,e Portage Biotech, Inc 1,504
578 * Poseida Therapeutics, Inc 4,214
2,790 * PPD, Inc 130,544
590 * Praxis Precision Medicines, Inc 10,909
1,712 * Precigen, Inc 8,543
851 * Precision BioSciences Inc 9,821
143 * Prelude Therapeutics, Inc 4,469
817 * Prestige Consumer Healthcare, Inc. 45,842
1,110 *,† Progenics Pharmaceuticals, Inc 0
191 * Prometheus Biosciences, Inc 4,529
709 * Protagonist Therapeutics, Inc 12,563
594 * Prothena Corp plc 42,311
1,036 *,e Provention Bio, Inc 6,630
1,091 * PTC Therapeutics, Inc 40,596
453 * Puma Biotechnology, Inc 3,176
3,971 * QIAGEN NV 205,221
537 * Quanterix Corp 26,737

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
784 * Radius Health, Inc $ 9,729
303 * RAPT Therapeutics, Inc 9,408
446 * Reata Pharmaceuticals, Inc 44,872
431 * Recursion Pharmaceuticals, Inc 9,917
1,739 * Regeneron Pharmaceuticals, Inc 1,052,408
696 * REGENXBIO, Inc 29,176
1,008 * Relay Therapeutics, Inc 31,782
249 * Relmada Therapeutics, Inc 6,526
918 * Repligen Corp 265,293
560 * Replimune Group, Inc 16,598
1,100 * Revance Therapeutics, Inc 30,646
1,022 * REVOLUTION Medicines, Inc 28,115
729 * Rhythm Pharmaceuticals, Inc 9,521
2,948 * Rigel Pharmaceuticals, Inc 10,701
683 * Rocket Pharmaceuticals, Inc 20,415
5,641 Royalty Pharma plc 203,866
851 * Rubius Therapeutics, Inc 15,216
944 * Sage Therapeutics, Inc 41,829
1,429 * Sana Biotechnology, Inc 32,181
1,935 * Sangamo Therapeutics Inc 17,434
1,328 * Sarepta Therapeutics, Inc 122,813
544 * Scholar Rock Holding Corp 17,963
2,252 * Seagen, Inc 382,390
1,500 * Seelos Therapeutics, Inc 3,615
688 *,e Seer, Inc 23,757
2,170 * Selecta Biosciences, Inc 9,027
196 *,e Sensei Biotherapeutics, Inc 2,062
1,207 * Seres Therapeutics, Inc 8,401
2,937 *,e Sesen Bio, Inc 2,330
447 * Shattuck Labs, Inc 9,110
842 * SIGA Technologies, Inc 6,222
222 *,e Silverback Therapeutics, Inc 2,216
625 * Solid Biosciences, Inc 1,494
4,660 *,e Sorrento Therapeutics, Inc 35,556
1,221 * Sotera Health Co 31,929
2,692 * Spectrum Pharmaceuticals, Inc 5,869
683 * Spero Therapeutics, Inc 12,574
472 * SpringWorks Therapeutics, Inc 29,944
221 *,e Spruce Biosciences, Inc 1,328
498 * SQZ Biotechnologies Co 7,181
311 * Stoke Therapeutics, Inc 7,912
397 *,e Summit Therapeutics, Inc 1,989
725 * Supernus Pharmaceuticals, Inc 19,336
719 *,e Surface Oncology, Inc 5,443
730 * Sutro Biopharma, Inc 13,790
747 * Syndax Pharmaceuticals, Inc 14,275
1,682 * Syneos Health, Inc 147,141
1,268 * Syros Pharmaceuticals, Inc 5,668
154 * Talaris Therapeutics, Inc 2,088
131 * Tarsus Pharmaceuticals, Inc 2,823
380 *,e Taysha Gene Therapies, Inc 7,076
639 * TCR2 Therapeutics Inc 5,438
222 * Tenaya Therapeutics, Inc 4,584
152 * Terns Pharmaceuticals, Inc 1,584
2,181 * TG Therapeutics, Inc 72,584
7,039 *,e TherapeuticsMD, Inc 5,219
806 * Theravance Biopharma, Inc 5,964
6,791 Thermo Fisher Scientific, Inc 3,879,902
6,354 *,e Tonix Pharmaceuticals Holding Corp 3,819
940 * Travere Therapeutics, Inc 22,795
3,659 *,e Trevena, Inc 4,501
1,670 * Trillium Therapeutics, Inc 29,325
777 * Turning Point Therapeutics Inc 51,616
821 * Twist Bioscience Corp 87,822
1,092 * Ultragenyx Pharmaceutical, Inc 98,487
751 * United Therapeutics Corp 138,620

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
496 *,e UroGen Pharma Ltd $ 8,343
819 * Vanda Pharmaceuticals, Inc 14,038
2,085 * Vaxart Inc 16,576
676 *,e Vaxcyte, Inc 17,150
3,113 * VBI Vaccines, Inc 9,681
147 *,e Vera Therapeutics, Inc 2,550
1,155 * Veracyte, Inc 53,650
2,895 * Verastem, Inc 8,917
796 * Vericel Corp 38,845
295 *,e Verrica Pharmaceuticals, Inc 3,688
4,515 * Vertex Pharmaceuticals, Inc 818,976
245 * Verve Therapeutics, Inc 11,515
20,481 Viatris, Inc 277,518
1,907 *,e Viking Therapeutics, Inc 11,976
254 * Vincerx Pharma, Inc 4,107
1,020 * Vir Biotechnology, Inc 44,390
638 * Viracta Therapeutics, Inc 5,117
3,518 * VistaGen Therapeutics, Inc 9,639
198 * Vor BioPharma, Inc 3,105
1,074 * Waters Corp 383,740
504 * WaVe Life Sciences Ltd 2,470
150 * Werewolf Therapeutics, Inc 2,574
344 XBiotech, Inc 4,455
962 * Xencor, Inc 31,419
131 *,e XOMA Corp 3,242
616 * Y-mAbs Therapeutics, Inc 17,581
576 * Zentalis Pharmaceuticals, Inc 38,385
3,757 * ZIOPHARM Oncology, Inc 6,838
8,223 Zoetis, Inc 1,596,413
966 * Zogenix, Inc 14,674
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,324,769
REAL ESTATE - 3.4%
1,300 Acadia Realty Trust 26,533
848 Agree Realty Corp 56,163
1,021 Alexander & Baldwin, Inc 23,932
57 Alexander's, Inc 14,855
2,450 Alexandria Real Estate Equities, Inc 468,121
714 American Assets Trust, Inc 26,718
2,413 American Campus Communities, Inc 116,910
1,878 American Finance Trust, Inc 15,099
4,773 American Homes 4 Rent 181,947
7,823 American Tower Corp 2,076,302
4,178 Americold Realty Trust 121,371
2,744 Apartment Income REIT Corp 133,935
2,744 Apartment Investment and Management Co 18,796
4,063 Apple Hospitality REIT, Inc 63,911
1,769 Armada Hoffler Properties, Inc 23,652
197 * Ashford Hospitality Trust, Inc 2,900
2,397 AvalonBay Communities, Inc 531,271
2,732 Boston Properties, Inc 296,012
936 * BraeMar Hotels & Resorts, Inc 4,540
2,649 Brandywine Realty Trust 35,550
5,352 Brixmor Property Group, Inc 118,333
2,197 Broadstone Net Lease, Inc 54,508
572 Brt Realty Trust 11,028
1,599 Camden Property Trust 235,805
1,679 CareTrust REIT, Inc 34,117
568 CatchMark Timber Trust, Inc 6,742
5,770 * CBRE Group, Inc 561,767
192 Centerspace 18,144
572 * Chatham Lodging Trust 7,007
262 CIM Commercial Trust Corp 2,374
471 City Office REIT, Inc 8,412
588 Clipper Realty, Inc 4,763
1,903 Columbia Property Trust, Inc 36,195

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
544 Community Healthcare Trust, Inc $ 24,583
675 * CorePoint Lodging, Inc 10,462
696 Coresite Realty 96,424
2,132 Corporate Office Properties Trust 57,521
2,578 Cousins Properties, Inc 96,134
7,329 Crown Castle International Corp 1,270,262
91 CTO Realty Growth, Inc 4,892
3,658 CubeSmart 177,230
2,000 * Cushman & Wakefield plc 37,220
2,071 CyrusOne, Inc 160,316
3,453 * DiamondRock Hospitality Co 32,631
4,847 Digital Realty Trust, Inc 700,149
8,422 * DigitalBridge Group, Inc 50,785
4,896 Diversified Healthcare Trust 16,597
2,632 Douglas Emmett, Inc 83,198
6,484 Duke Realty Corp 310,389
1,427 Easterly Government Properties, Inc 29,482
673 EastGroup Properties, Inc 112,142
3,012 Empire State Realty Trust, Inc 30,210
1,375 EPR Properties 67,897
1,553 Equinix, Inc 1,227,072
1,868 * Equity Commonwealth 48,531
3,060 Equity Lifestyle Properties, Inc 238,986
6,436 Equity Residential 520,801
1,702 Essential Properties Realty Trust, Inc 47,520
1,143 Essex Property Trust, Inc 365,463
1,030 eXp World Holdings Inc 40,963
2,226 Extra Space Storage, Inc 373,946
482 Farmland Partners, Inc 5,779
84 *,e Fathom Holdings, Inc 2,243
1,347 Federal Realty Investment Trust 158,933
1,998 First Industrial Realty Trust, Inc 104,056
240 * Forestar Group, Inc 4,471
1,235 Four Corners Property Trust, Inc 33,172
1,621 Franklin Street Properties Corp 7,521
102 * FRP Holdings, Inc 5,704
3,696 Gaming and Leisure Properties, Inc 171,199
2,553 Geo Group, Inc 19,071
763 Getty Realty Corp 22,364
475 Gladstone Commercial Corp 9,989
687 Gladstone Land Corp 15,643
1,151 Global Medical REIT, Inc 16,920
1,848 Global Net Lease, Inc 29,605
2,421 Healthcare Realty Trust, Inc 72,097
3,603 Healthcare Trust of America, Inc 106,865
9,296 Healthpeak Properties Inc 311,230
697 * Hersha Hospitality Trust 6,503
1,796 Highwoods Properties, Inc 78,773
12,302 * Host Hotels and Resorts, Inc 200,892
692 * Howard Hughes Corp 60,765
2,438 Hudson Pacific Properties 64,046
2,499 Independence Realty Trust, Inc 50,855
50 Indus Realty Trust, Inc 3,505
1,471 Industrial Logistics Properties Trust 37,378
393 Innovative Industrial Properties, Inc 90,850
9,619 Invitation Homes, Inc 368,696
4,939 Iron Mountain, Inc 214,600
1,070 iStar Inc 26,836
2,053 JBG SMITH Properties 60,789
906 * Jones Lang LaSalle, Inc 224,770
2,137 Kennedy-Wilson Holdings, Inc 44,706
1,970 Kilroy Realty Corp 130,434
10,503 Kimco Realty Corp 217,937
1,264 Kite Realty Group Trust 25,735
1,519 Lamar Advertising Co 172,331
5,428 Lexington Realty Trust 69,207

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,287 Life Storage, Inc $ 147,670
917 LTC Properties, Inc 29,060
3,615 Macerich Co 60,407
1,437 * Mack-Cali Realty Corp 24,601
406 * Marcus & Millichap, Inc 16,492
9,371 Medical Properties Trust, Inc 188,076
1,928 Mid-America Apartment Communities, Inc 360,054
2,033 Monmouth Real Estate Investment Corp (Class A) 37,915
885 National Health Investors, Inc 47,347
3,193 National Retail Properties, Inc 137,906
1,159 National Storage Affiliates Trust 61,184
509 NETSTREIT Corp 12,038
2,520 Newmark Group, Inc 36,061
478 NexPoint Residential Trust, Inc 29,579
965 Office Properties Income Trust 24,443
3,987 Omega Healthcare Investors, Inc 119,451
254 One Liberty Properties, Inc 7,744
7,126 *,e Opendoor Technologies, Inc 146,297
2,712 Outfront Media, Inc 68,342
3,099 Paramount Group, Inc 27,860
4,260 * Park Hotels & Resorts, Inc 81,536
2,135 Pebblebrook Hotel Trust 47,845
3,336 Physicians Realty Trust 58,780
2,219 Piedmont Office Realty Trust, Inc 38,677
445 Plymouth Industrial REIT, Inc 10,124
255 Postal Realty Trust, Inc 4,753
1,281 PotlatchDeltic Corp 66,074
1,193 Preferred Apartment Communities, Inc 14,590
12,784 Prologis, Inc 1,603,497
358 PS Business Parks, Inc 56,113
2,624 Public Storage, Inc 779,590
302 *,e Rafael Holdings, Inc 9,280
2,525 Rayonier, Inc 90,092
349 Re/Max Holdings, Inc 10,875
2,208 * Realogy Holdings Corp 38,728
6,519 Realty Income Corp 422,822
1,693 *,e Redfin Corp 84,819
2,945 Regency Centers Corp 198,287
2,533 Retail Opportunities Investment Corp 44,125
3,851 Retail Properties of America, Inc 49,601
291 Retail Value, Inc 7,662
2,165 Rexford Industrial Realty, Inc 122,864
3,244 RLJ Lodging Trust 48,206
497 RMR Group, Inc 16,625
1,201 RPT Realty 15,325
875 * Ryman Hospitality Properties 73,237
3,697 Sabra Healthcare REIT, Inc 54,420
319 Safehold, Inc 22,933
370 Saul Centers, Inc 16,302
1,896 SBA Communications Corp 626,761
793 * Seritage Growth Properties 11,760
3,197 Service Properties Trust 35,838
5,663 Simon Property Group, Inc 736,020
2,580 SITE Centers Corp 39,835
1,294 SL Green Realty Corp 91,667
1,927 Spirit Realty Capital, Inc 88,719
747 St. Joe Co 31,449
2,541 STAG Industrial, Inc 99,734
3,908 STORE Capital Corp 125,173
2,137 * Summit Hotel Properties, Inc 20,579
1,786 Sun Communities, Inc 330,589
4,344 * Sunstone Hotel Investors, Inc 51,867
1,735 Tanger Factory Outlet Centers, Inc 28,281
268 * Tejon Ranch Co 4,760
1,413 Terreno Realty Corp 89,344
5,209 UDR, Inc 275,973

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
567 UMH Properties, Inc $ 12,984
3,290 Uniti Group, Inc 40,697
198 Universal Health Realty Income Trust 10,943
2,537 Urban Edge Properties 46,452
1,302 Urstadt Biddle Properties, Inc (Class A) 24,647
6,969 Ventas, Inc 384,758
3,725 VEREIT, Inc 168,482
10,150 VICI Properties, Inc 288,362
3,062 Vornado Realty Trust 128,635
1,848 Washington REIT 45,738
7,264 Welltower, Inc 598,554
13,039 Weyerhaeuser Co 463,797
550 Whitestone REIT 5,379
2,940 WP Carey, Inc 214,738
2,302 * Xenia Hotels & Resorts, Inc 40,837
TOTAL REAL ESTATE 25,649,650
RETAILING - 6.4%
426 * 1-800-FLOWERS.COM, Inc (Class A) 12,997
667 Aaron's Co, Inc 18,369
1,074 * Abercrombie & Fitch Co (Class A) 40,415
910 * Academy Sports & Outdoors, Inc 36,418
1,153 Advance Auto Parts, Inc 240,850
7,499 * Amazon.com, Inc 24,634,515
2,547 e American Eagle Outfitters, Inc 65,713
122 * America's Car-Mart, Inc 14,247
1,783 * Arko Corp 18,008
305 * Asbury Automotive Group, Inc 60,006
842 * Autonation, Inc 102,522
375 * AutoZone, Inc 636,746
647 * Barnes & Noble Education, Inc 6,463
4,095 Bath & Body Works, Inc 258,108
1,949 * Bed Bath & Beyond, Inc 33,669
4,166 Best Buy Co, Inc 440,388
365 Big 5 Sporting Goods Corp 8,410
638 Big Lots, Inc 27,664
455 * Boot Barn Holdings, Inc 40,436
526 Buckle, Inc 20,824
1,156 * Burlington Stores, Inc 327,807
639 Caleres, Inc 14,199
670 Camping World Holdings, Inc 26,043
657 *,e CarLotz, Inc 2,503
2,857 * CarMax, Inc 365,582
961 * CarParts.com, Inc 15,001
1,321 * Carvana Co 398,334
368 Cato Corp (Class A) 6,087
2,088 * Chico's FAS, Inc 9,375
288 * Children's Place, Inc 21,675
207 * Citi Trends, Inc 15,103
291 * Conn's, Inc 6,643
508 * Container Store Group, Inc 4,836
1,238 * Designer Brands, Inc 17,245
1,109 Dick's Sporting Goods, Inc 132,825
119 Dillard's, Inc (Class A) 20,530
4,068 Dollar General Corp 862,985
4,030 * Dollar Tree, Inc 385,752
2,464 * DoorDash, Inc 507,535
144 * Duluth Holdings, Inc 1,963
11,311 eBay, Inc 788,037
2,188 * Etsy, Inc 455,016
969 * Five Below, Inc 171,329
1,672 * Floor & Decor Holdings, Inc 201,961
1,616 Foot Locker, Inc 73,787
429 Franchise Group, Inc 15,191
389 * Funko, Inc 7,084
1,105 * GameStop Corp (Class A) 193,894

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
3,094 Gap, Inc $ 70,234
313 * Genesco, Inc 18,069
2,425 Genuine Parts Co 293,983
585 * Greenlane Holdings Inc 1,386
324 Group 1 Automotive, Inc 60,873
354 * Groupon, Inc 8,075
934 * GrowGeneration Corp 23,042
904 Guess?, Inc 18,993
286 Haverty Furniture Cos, Inc 9,641
323 Hibbett Sports, Inc 22,849
18,359 Home Depot, Inc 6,026,525
263 *,e Kirkland's, Inc 5,052
2,758 Kohl's Corp 129,874
221 * Lands' End, Inc 5,202
181 * Lazydays Holdings, Inc 3,863
1,735 * Leslie's, Inc 35,637
484 * Liquidity Services, Inc 10,459
472 Lithia Motors, Inc (Class A) 149,643
4,728 * LKQ Corp 237,913
12,238 Lowe's Companies, Inc 2,482,601
442 * Lumber Liquidators, Inc 8,257
5,634 Macy's, Inc 127,328
389 * MarineMax, Inc 18,874
566 Monro Muffler, Inc 32,551
469 Murphy USA, Inc 78,445
1,477 * National Vision Holdings, Inc 83,849
1,826 * Nordstrom, Inc 48,298
888 * ODP Corp 35,662
1,041 * Ollie's Bargain Outlet Holdings, Inc 62,751
180 OneWater Marine, Inc 7,238
1,188 * O'Reilly Automotive, Inc 725,939
752 * Overstock.com, Inc 58,596
1,889 * Party City Holdco, Inc 13,412
554 Penske Auto Group, Inc 55,732
1,122 * Petco Health & Wellness Co, Inc 23,674
306 e PetMed Express, Inc 8,222
686 Pool Corp 298,005
1,286 * Porch Group, Inc 22,736
1,517 * Quotient Technology, Inc 8,829
6,780 Qurate Retail Group, Inc QVC Group 69,088
1,403 * RealReal, Inc 18,492
1,084 Rent-A-Center, Inc 60,932
610 * Revolve Group, Inc 37,680
289 * RH 192,737
6,036 Ross Stores, Inc 657,019
2,062 * Sally Beauty Holdings, Inc 34,745
1,030 *,e Shift Technologies, Inc 7,148
406 Shoe Carnival, Inc 13,162
366 Shutterstock, Inc 41,475
920 Signet Jewelers Ltd 72,643
441 * Sleep Number Corp 41,225
455 Sonic Automotive, Inc (Class A) 23,906
689 * Sportsman's Warehouse Holdings, Inc 12,126
297 * Stamps.com, Inc 97,948
989 * Stitch Fix Inc 39,511
8,575 Target Corp 1,961,703
297 Tilly's, Inc 4,161
20,747 TJX Companies, Inc 1,368,887
1,997 Tractor Supply Co 404,612
232 * TravelCenters of America, Inc 11,551
920 * Ulta Beauty, Inc 332,046
1,237 * Urban Outfitters, Inc 36,727
1,365 * Victoria's Secret & Co 75,430
1,979 *,e Vroom, Inc 43,677
1,297 *,e Wayfair, Inc 331,396
1,326 Williams-Sonoma, Inc 235,140

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
37 Winmark Corp $ 7,956
119 *,e Xometry, Inc 6,863
314 * Zumiez, Inc 12,485
TOTAL RETAILING 49,349,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
20,971 * Advanced Micro Devices, Inc 2,157,916
579 * Allegro MicroSystems, Inc 18,505
302 * Alpha & Omega Semiconductor Ltd 9,474
567 * Ambarella, Inc 88,305
1,455 Amkor Technology, Inc 36,302
9,293 Analog Devices, Inc 1,556,392
15,839 Applied Materials, Inc 2,038,954
320 *,e Atomera, Inc 7,389
510 * Axcelis Technologies, Inc 23,985
582 * AXT, Inc 4,848
6,902 Broadcom, Inc 3,346,987
1,252 Brooks Automation, Inc 128,142
333 * Ceva, Inc 14,209
1,003 * Cirrus Logic, Inc 82,597
535 CMC Materials, Inc 65,928
772 * Cohu, Inc 24,658
1,899 * Cree, Inc 153,306
836 * Diodes, Inc 75,733
406 * DSP Group, Inc 8,895
2,271 * Enphase Energy, Inc 340,582
2,358 Entegris, Inc 296,872
1,763 * First Solar, Inc 168,296
1,150 * Formfactor, Inc 42,930
434 * Ichor Holdings Ltd 17,833
285 * Impinj, Inc 16,282
69,802 Intel Corp 3,719,051
2,671 KLA Corp 893,476
1,318 *,e Kopin Corp 6,761
970 Kulicke & Soffa Industries, Inc 56,532
2,462 Lam Research Corp 1,401,247
2,478 * Lattice Semiconductor Corp 160,203
799 * MACOM Technology Solutions Holdings, Inc 51,831
13,809 Marvell Technology, Inc 832,821
1,137 * MaxLinear, Inc 55,997
3,772 *,e Meta Materials, Inc 21,802
4,405 Microchip Technology, Inc 676,123
19,412 Micron Technology, Inc 1,377,864
1,013 MKS Instruments, Inc 152,872
797 Monolithic Power Systems, Inc 386,290
943 * Nanometrics, Inc 68,132
813 * NeoPhotonics Corp Ltd 7,081
77 NVE Corp 4,926
41,355 NVIDIA Corp 8,567,102
4,603 NXP Semiconductors NV 901,590
7,472 * ON Semiconductor Corp 341,993
409 * PDF Solutions, Inc 9,423
1,020 * Photronics, Inc 13,903
990 Power Integrations, Inc 98,000
1,951 * Qorvo, Inc 326,188
19,493 QUALCOMM, Inc 2,514,207
2,225 * Rambus, Inc 49,395
1,258 * Semtech Corp 98,086
797 * Silicon Laboratories, Inc 111,708
209 * SiTime Corp 42,672
106 *,e SkyWater Technology, Inc 2,883
2,872 Skyworks Solutions, Inc 473,248
233 * SMART Global Holdings, Inc 10,368
1,332 *,e SunPower Corp 30,210
570 * Synaptics, Inc 102,446
2,927 Teradyne, Inc 319,541

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
15,973 Texas Instruments, Inc $ 3,070,170
789 * Ultra Clean Holdings 33,611
754 Universal Display Corp 128,904
729 * Veeco Instruments, Inc 16,191
4,292 Xilinx, Inc 648,049
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,508,217
SOFTWARE & SERVICES - 15.0%
1,702 * 8x8, Inc 39,810
978 * A10 Networks, Inc 13,183
10,998 Accenture plc 3,518,480
2,058 * ACI Worldwide, Inc 63,242
8,278 * Adobe, Inc 4,765,810
400 * Agilysys, Inc 20,944
2,817 * Akamai Technologies, Inc 294,630
790 * Alarm.com Holdings, Inc 61,770
118 * Alkami Technology, Inc 2,912
829 Alliance Data Systems Corp 83,638
708 * Altair Engineering, Inc 48,810
994 * Alteryx, Inc 72,661
2,273 Amdocs Ltd 172,089
370 American Software, Inc (Class A) 8,787
2,321 * Anaplan, Inc 141,326
1,538 * Ansys, Inc 523,612
306 * Appfolio, Inc 36,842
674 *,e Appian Corp 62,352
1,244 * Asana, Inc 129,177
1,207 * Aspen Technology, Inc 148,220
2,326 * Atlassian Corp plc 910,443
3,849 * Autodesk, Inc 1,097,619
7,383 Automatic Data Processing, Inc 1,476,009
1,410 * Avalara, Inc 246,426
1,505 * Avaya Holdings Corp 29,784
527 * Benefitfocus, Inc 5,850
2,294 Bentley Systems, Inc 139,108
798 * BigCommerce Holdings, Inc 40,411
1,292 * Bill.Com Holdings, Inc 344,899
2,568 * Black Knight, Inc 184,896
919 * Blackbaud, Inc 64,652
875 * Blackline, Inc 103,302
808 * Bottomline Technologies, Inc 31,738
2,592 * Box, Inc 61,353
653 * Brightcove, Inc 7,536
1,981 Broadridge Financial Solutions, Inc 330,114
1,007 * BTRS Holdings, Inc 10,714
551 *,e C3.ai, Inc 25,533
4,842 * Cadence Design Systems, Inc 733,272
923 * Cantaloupe, Inc 9,950
222 Cass Information Systems, Inc 9,291
2,269 CDK Global, Inc 96,546
664 * Cerence Inc 63,817
2,180 * Ceridian HCM Holding, Inc 245,512
499 * ChannelAdvisor Corp 12,590
2,198 Citrix Systems, Inc 235,999
600 *,e Cleanspark, Inc 6,954
3,805 * Cloudera, Inc 60,766
4,425 * Cloudflare, Inc 498,476
9,165 Cognizant Technology Solutions Corp (Class A) 680,135
679 * Commvault Systems, Inc 51,135
752 * Concentrix Corp 133,104
3,045 * Conduent, Inc 20,067
985 * Cornerstone OnDemand, Inc 56,401
146 * Couchbase, Inc 4,542
1,237 * Coupa Software, Inc 271,126
3,384 * Crowdstrike Holdings, Inc 831,720
181 * CS Disco, Inc 8,677

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
520 CSG Systems International, Inc $ 25,064
3,973 * Datadog, Inc 561,584
360 *,e Datto Holding Corp 8,604
348 *,e Digimarc Corp 11,985
1,549 * Digital Turbine, Inc 106,494
789 * DigitalOcean Holdings, Inc 61,250
3,281 * DocuSign, Inc 844,628
1,151 Dolby Laboratories, Inc (Class A) 101,288
549 * Domo, Inc 46,358
212 *,e DoubleVerify Holdings, Inc 7,242
5,083 * Dropbox, Inc 148,525
1,275 * Duck Creek Technologies, Inc 56,406
4,448 * DXC Technology Co 149,497
3,263 * Dynatrace, Inc 231,575
2,514 *,e E2open Parent Holdings, Inc 28,408
387 Ebix, Inc 10,422
543 * eGain Corp 5,539
1,160 * Elastic NV 172,828
884 * Envestnet, Inc 70,932
940 * EPAM Systems, Inc 536,251
898 * Euronet Worldwide, Inc 114,297
638 * Everbridge, Inc 96,364
184 * EverCommerce, Inc 3,034
941 EVERTEC, Inc 43,023
774 * Evo Payments, Inc 18,328
511 * ExlService Holdings, Inc 62,914
501 * Fair Isaac Corp 199,363
1,817 *,e Fastly, Inc 73,479
10,749 Fidelity National Information Services, Inc 1,307,938
3,955 * FireEye, Inc 70,399
10,392 * Fiserv, Inc 1,127,532
1,139 * Five9, Inc 181,944
1,431 * FleetCor Technologies, Inc 373,877
107 * Flywire Corp 4,691
2,343 * Fortinet, Inc 684,250
1,429 * Gartner, Inc 434,245
3,330 Genpact Ltd 158,208
5,101 Global Payments, Inc 803,816
671 * Globant S.A. 188,558
2,965 * GoDaddy, Inc 206,660
346 *,e GreenBox POS 2,868
1,073 * GreenSky, Inc 11,996
699 * Grid Dynamics Holdings, Inc 20,425
1,102 * GTY Technology Holdings Inc 8,287
1,428 * Guidewire Software, Inc 169,746
450 Hackett Group, Inc 8,829
759 * HubSpot, Inc 513,152
280 * I3 Verticals, Inc 6,779
112 * IBEX Ltd 1,904
142 * Intapp, Inc 3,658
229 *,e Intelligent Systems Corp 9,300
539 InterDigital, Inc 36,555
15,470 International Business Machines Corp 2,149,247
339 * International Money Express Inc 5,661
4,439 Intuit, Inc 2,394,885
795 * j2 Global, Inc 108,613
1,312 Jack Henry & Associates, Inc 215,247
827 * Jamf Holding Corp 31,856
864 * JFrog Ltd 28,944
252 * Kaltura, Inc 2,593
2,061 *,e Limelight Networks, Inc 4,905
1,122 * Liveperson, Inc 66,142
1,208 * LiveRamp Holdings, Inc 57,054
1,102 * Manhattan Associates, Inc 168,639
1,642 *,e Marathon Digital Holdings, Inc 51,854
15,123 Mastercard, Inc (Class A) 5,257,965

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
1,185 MAXIMUS, Inc $ 98,592
690 McAfee Corp 15,256
1,701 * Medallia, Inc 57,613
156 * MeridianLink, Inc 3,488
130,240 Microsoft Corp 36,717,261
134 *,e MicroStrategy, Inc (Class A) 77,506
967 * Mimecast Ltd 61,501
781 * Mitek Systems, Inc 14,448
704 * Model N, Inc 23,584
1,365 * MoneyGram International, Inc 10,947
1,059 * MongoDB, Inc 499,329
426 * N-Able, Inc 5,287
931 * nCino, Inc 66,129
2,313 * NCR Corp 89,652
885 * New Relic, Inc 63,516
9,648 NortonLifelock, Inc 244,094
5,006 * Nuance Communications, Inc 275,530
3,276 * Nutanix, Inc 123,505
2,107 * Okta, Inc 500,075
432 * ON24, Inc 8,614
634 * OneSpan, Inc 11,907
29,221 Oracle Corp 2,546,026
1,327 * Pagerduty, Inc 54,964
28,022 * Palantir Technologies, Inc 673,649
1,663 * Palo Alto Networks, Inc 796,577
1,026 * Paya Holdings, Inc 11,153
5,624 Paychex, Inc 632,419
896 * Paycom Software, Inc 444,192
235 * Paycor HCM, Inc 8,263
625 * Paylocity Holding Corp 175,250
20,315 * PayPal Holdings, Inc 5,286,166
6,358 * Paysafe Ltd 49,274
748 Pegasystems, Inc 95,071
509 * Perficient, Inc 58,891
734 * Ping Identity Holding Corp 18,034
108 * Procore Technologies, Inc 9,649
766 Progress Software Corp 37,680
671 * PROS Holdings, Inc 23,807
1,840 * PTC, Inc 220,414
877 * Q2 Holdings, Inc 70,283
215 QAD, Inc (Class A) 18,789
667 * Qualys, Inc 74,230
738 *,e Rackspace Technology, Inc 10,494
883 * Rapid7, Inc 99,797
603 * Rekor Systems, Inc 6,928
1,096 * Repay Holdings Corp 25,241
1,545 * Rimini Street, Inc 14,909
1,368 * RingCentral, Inc 297,540
1,454 * Riot Blockchain, Inc 37,368
5,391 * Sabre Corp 63,829
1,565 * SailPoint Technologies Holding, Inc 67,107
15,994 * salesforce.com, Inc 4,337,893
433 Sapiens International Corp NV 12,462
96 * SecureWorks Corp 1,908
3,429 * ServiceNow, Inc 2,133,764
719 * Shift4 Payments, Inc 55,737
307 * ShotSpotter, Inc 11,166
1,969 * Smartsheet, Inc 135,507
933 * Smith Micro Software, Inc 4,516
3,356 * Snowflake, Inc 1,014,955
426 SolarWinds Corp 7,127
2,866 * Splunk, Inc 414,739
757 * Sprout Social, Inc 92,316
599 * SPS Commerce, Inc 96,625
6,796 * Square, Inc 1,629,953
3,873 SS&C Technologies Holdings, Inc 268,786

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
298 * StarTek, Inc $ 1,642
3,753 * StoneCo Ltd 130,304
1,401 * Sumo Logic, Inc 22,584
2,089 * SVMK, Inc 40,944
1,636 Switch, Inc 41,538
2,666 * Synopsys, Inc 798,227
649 * Telos Corp 18,445
1,434 * Tenable Holdings, Inc 66,165
1,952 * Teradata Corp 111,947
7,380 * Trade Desk, Inc 518,814
369 TTEC Holdings, Inc 34,513
143 * Tucows, Inc 11,290
2,852 * Twilio, Inc 909,931
718 * Tyler Technologies, Inc 329,311
1,098 * Unisys Corp 27,604
2,543 * Unity Software, Inc 321,054
395 * Upland Software, Inc 13,209
1,710 * Varonis Systems, Inc 104,053
1,154 * Verint Systems, Inc 51,688
1,723 * VeriSign, Inc 353,232
422 * Veritone, Inc 10,082
2,291 * Verra Mobility Corp 34,525
187 * Viant Technology, Inc 2,285
1,303 *,e VirnetX Holding Corp 5,108
29,240 Visa, Inc (Class A) 6,513,210
1,376 *,e VMware, Inc (Class A) 204,611
4,303 * Vonage Holdings Corp 69,364
7,231 Western Union Co 146,211
739 * WEX, Inc 130,167
902 * Wix.com Ltd 176,765
3,165 * Workday, Inc 790,902
697 * Workiva, Inc 98,249
1,587 Xperi Holding Corp 29,899
1,753 * Yext, Inc 21,089
1,979 * Zendesk, Inc 230,336
803 * Zix Corp 5,677
3,688 * Zoom Video Communications, Inc 964,412
1,306 * Zscaler, Inc 342,459
1,687 * Zuora Inc 27,970
TOTAL SOFTWARE & SERVICES 114,846,764
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
2,107 * 3D Systems Corp 58,090
125 *,e 908 Devices, Inc 4,065
806 Adtran, Inc 15,121
617 Advanced Energy Industries, Inc 54,142
1,019 * Aeva Technologies, Inc 8,091
720 * Akoustis Technologies, Inc 6,984
10,075 Amphenol Corp (Class A) 737,792
271,227 Apple, Inc 38,378,620
1,056 * Arista Networks, Inc 362,884
1,538 * Arlo Technologies, Inc 9,859
1,300 * Arrow Electronics, Inc 145,977
170 * Aviat Networks, Inc 5,586
612 * Avid Technology, Inc 17,699
1,997 Avnet, Inc 73,829
438 Badger Meter, Inc 44,299
636 Belden CDT, Inc 37,053
773 Benchmark Electronics, Inc 20,647
528 * CalAmp Corp 5,254
909 * Calix, Inc 44,932
141 * Cambium Networks Corp 5,103
1,029 * Casa Systems, Inc 6,977
2,388 CDW Corp 434,664
2,798 * Ciena Corp 143,677
72,927 Cisco Systems, Inc 3,969,417

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
153 * Clearfield, Inc $ 6,755
2,887 Cognex Corp 231,595
405 * Coherent, Inc 101,286
3,317 * CommScope Holding Co, Inc 45,078
356 Comtech Telecommunications Corp 9,117
13,018 Corning, Inc 475,027
426 *,e Corsair Gaming, Inc 11,046
485 CTS Corp 14,991
548 * Daktronics, Inc 2,976
4,541 * Dell Technologies, Inc 472,446
1,239 * Diebold, Inc 12,526
400 * Digi International, Inc 8,408
284 * DZS, Inc 3,482
830 *,e Eastman Kodak Co 5,652
740 * EchoStar Corp (Class A) 18,877
600 * EMCORE Corp 4,488
202 * ePlus, Inc 20,727
1,698 * Extreme Networks, Inc 16,725
1,062 * F5 Networks, Inc 211,104
727 * Fabrinet 74,525
288 * FARO Technologies, Inc 18,953
1,256 * Harmonic, Inc 10,990
22,442 Hewlett Packard Enterprise Co 319,798
20,846 HP, Inc 570,347
376 *,e Identiv, Inc 7,084
1,784 * II-VI, Inc 105,898
2,966 * Infinera Corp 24,677
1,471 *,e Inseego Corp 9,797
661 * Insight Enterprises, Inc 59,543
631 * IPG Photonics Corp 99,950
1,145 * Iteris, Inc 6,046
678 * Itron, Inc 51,277
2,556 Jabil Inc 149,194
5,922 Juniper Networks, Inc 162,973
3,243 * Keysight Technologies, Inc 532,792
548 * Kimball Electronics, Inc 14,122
1,352 * Knowles Corp 25,336
254 * KVH Industries, Inc 2,446
375 Littelfuse, Inc 102,476
1,378 * Lumentum Holdings, Inc 115,118
523 * Luna Innovations, Inc 4,968
569 Methode Electronics, Inc 23,926
2,725 *,e Microvision, Inc 30,111
2,874 Motorola Solutions, Inc 667,688
171 * Napco Security Technologies, Inc 7,367
2,304 National Instruments Corp 90,386
3,916 NetApp, Inc 351,500
505 * Netgear, Inc 16,115
1,389 * Netscout Systems, Inc 37,434
829 * nLight, Inc 23,370
592 * Novanta, Inc 91,464
280 * OSI Systems, Inc 26,544
403 *,e Ouster, Inc 2,950
404 *,e PAR Technology Corp 24,850
196 PC Connection, Inc 8,630
679 * Plantronics, Inc 17,457
521 * Plexus Corp 46,583
4,460 * Pure Storage, Inc 112,214
1,135 * Quantum Corp 5,879
1,053 * Ribbon Communications, Inc 6,297
323 * Rogers Corp 60,233
1,157 * Sanmina Corp 44,591
463 * Scansource, Inc 16,108
764 * Super Micro Computer, Inc 27,939
765 SYNNEX Corp 79,636
815 * Teledyne Technologies, Inc 350,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
4,414 * Trimble Inc $ 363,051
1,439 * TTM Technologies, Inc 18,088
301 * Turtle Beach Corp 8,374
125 Ubiquiti, Inc 37,334
1,172 *,e Velodyne Lidar, Inc 6,938
1,095 * Viasat, Inc 60,302
4,189 * Viavi Solutions, Inc 65,935
2,099 Vishay Intertechnology, Inc 42,169
301 * Vishay Precision Group, Inc 10,466
2,801 Vontier Corp 94,114
5,297 * Western Digital Corp 298,963
2,809 Xerox Holdings Corp 56,658
913 * Zebra Technologies Corp (Class A) 470,578
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 52,433,728
TELECOMMUNICATION SERVICES - 1.2%
184 * Anterix, Inc 11,169
123,036 AT&T, Inc 3,323,202
251 ATN International, Inc 11,759
378 * Bandwidth Inc 34,126
772 Cogent Communications Group, Inc 54,688
1,064 * Consolidated Communications Holdings, Inc 9,778
10,525 *,e Globalstar, Inc 17,577
987 *,e Gogo, Inc 17,075
350 * IDT Corp (Class B) 14,682
1,842 * Iridium Communications, Inc 73,404
681 * Liberty Latin America Ltd (Class A) 8,907
2,483 * Liberty Latin America Ltd (Class C) 32,577
19,284 Lumen Technologies, Inc 238,929
365 * Ooma, Inc 6,793
906 * Radius Global Infrastructure, Inc 14,795
869 Shenandoah Telecom Co 27,443
1,775 Telephone & Data Systems, Inc 34,613
9,956 * T-Mobile US, Inc 1,271,979
247 * US Cellular Corp 7,877
71,674 Verizon Communications, Inc 3,871,113
TOTAL TELECOMMUNICATION SERVICES 9,082,486
TRANSPORTATION - 1.9%
1,148 * Air Transport Services Group, Inc 29,630
2,129 * Alaska Air Group, Inc 124,759
268 * Allegiant Travel Co 52,389
157 Amerco, Inc 101,427
10,876 * American Airlines Group, Inc 223,175
424 ArcBest Corp 34,670
421 * Atlas Air Worldwide Holdings, Inc 34,387
902 * Avis Budget Group, Inc 105,092
2,351 CH Robinson Worldwide, Inc 204,537
554 * Copa Holdings S.A. (Class A) 45,084
542 Costamare, Inc 8,396
185 * Covenant Transportation Group, Inc 5,115
39,030 CSX Corp 1,160,752
828 * Daseke, Inc 7,626
11,365 * Delta Air Lines, Inc 484,263
132 * Eagle Bulk Shipping, Inc 6,655
427 * Echo Global Logistics, Inc 20,372
2,934 Expeditors International of Washington, Inc 349,527
4,240 FedEx Corp 929,790
480 Forward Air Corp 39,850
497 Genco Shipping & Trading Ltd 10,005
1,622 * GXO Logistics, Inc 127,230
905 * Hawaiian Holdings, Inc 19,602
728 Heartland Express, Inc 11,663
505 * Hub Group, Inc (Class A) 34,719
339 * HyreCar, Inc 2,881
1,477 JB Hunt Transport Services, Inc 246,984

TIAA-CREF LIFE FUNDS - Stock Index Fund
SHARES COMPANY VALUE
5,315 * JetBlue Airways Corp $ 81,266
1,581 Kansas City Southern 427,882
1,157 * Kirby Corp 55,490
2,319 Knight-Swift Transportation Holdings, Inc 118,617
719 Landstar System, Inc 113,473
4,798 * Lyft, Inc (Class A) 257,125
796 Marten Transport Ltd 12,489
668 Matson, Inc 53,914
712 * Mesa Air Group, Inc 5,454
4,282 Norfolk Southern Corp 1,024,468
1,737 Old Dominion Freight Line 496,747
68 * PAM Transportation Services, Inc 3,059
580 * Radiant Logistics, Inc 3,706
883 Ryder System, Inc 73,033
715 * Safe Bulkers, Inc 3,696
499 * Saia, Inc 118,777
932 Schneider National, Inc 21,194
802 * Skywest, Inc 39,571
10,244 * Southwest Airlines Co 526,849
1,623 * Spirit Airlines, Inc 42,101
159 * Sun Country Airlines Holdings, Inc 5,333
411 *,e TuSimple Holdings, Inc 15,260
27,820 * Uber Technologies, Inc 1,246,336
11,255 Union Pacific Corp 2,206,093
5,488 * United Airlines Holdings Inc 261,064
12,539 United Parcel Service, Inc (Class B) 2,283,352
122 Universal Logistics Holdings Inc 2,450
315 * US Xpress Enterprises, Inc 2,718
1,147 Werner Enterprises, Inc 50,778
1,622 * XPO Logistics, Inc 129,079
977 * Yellow Corp 5,520
TOTAL TRANSPORTATION 14,107,474
UTILITIES - 2.4%
11,476 AES Corp 261,997
1,097 Allete, Inc 65,293
4,194 Alliant Energy Corp 234,780
4,249 Ameren Corp 344,169
8,719 American Electric Power Co, Inc 707,808
745 American States Water Co 63,712
3,189 American Water Works Co, Inc 539,069
111 Artesian Resources Corp 4,237
2,236 Atmos Energy Corp 197,215
788 Avangrid, Inc 38,297
1,326 Avista Corp 51,873
1,043 Black Hills Corp 65,459
877 e Brookfield Infrastructure Corp 52,515
2,251 Brookfield Renewable Corp 87,361
324 * Cadiz, Inc 2,281
934 California Water Service Group 55,041
9,295 Centerpoint Energy, Inc 228,657
358 Chesapeake Utilities Corp 42,978
545 Clearway Energy, Inc (Class A) 15,369
1,281 Clearway Energy, Inc (Class C) 38,776
4,975 CMS Energy Corp 297,157
6,042 Consolidated Edison, Inc 438,589
14,090 Dominion Energy, Inc 1,028,852
3,346 DTE Energy Co 373,782
12,947 Duke Energy Corp 1,263,498
6,251 Edison International 346,743
3,424 Entergy Corp 340,037
3,872 Essential Utilities Inc 178,422
3,984 Evergy, Inc 247,805
5,967 Eversource Energy 487,862
16,978 Exelon Corp 820,716
9,412 FirstEnergy Corp 335,255

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES COMPANY VALUE
133 Global Water Resources, Inc $ 2,490
2,117 Hawaiian Electric Industries, Inc 86,437
960 Idacorp, Inc 99,245
3,858 MDU Resources Group, Inc 114,467
640 MGE Energy, Inc 47,040
240 Middlesex Water Co 24,667
1,540 National Fuel Gas Co 80,881
1,561 New Jersey Resources Corp 54,338
34,109 NextEra Energy, Inc 2,678,239
6,737 NiSource, Inc 163,237
666 Northwest Natural Holding Co 30,629
812 NorthWestern Corp 46,528
4,180 NRG Energy, Inc 170,669
3,276 OGE Energy Corp 107,977
919 ONE Gas, Inc 58,237
751 Ormat Technologies, Inc 50,024
743 Otter Tail Corp 41,586
25,748 *,b PG&E Corp 247,181
1,897 Pinnacle West Capital Corp 137,267
1,358 PNM Resources, Inc 67,194
1,712 Portland General Electric Co 80,447
13,284 PPL Corp 370,358
8,810 Public Service Enterprise Group, Inc 536,529
250 * Pure Cycle Corp 3,327
5,248 Sempra Energy 663,872
505 SJW Corp 33,360
1,730 e South Jersey Industries, Inc 36,780
18,518 Southern Co 1,147,560
833 Southwest Gas Holdings Inc 55,711
880 Spire, Inc 53,838
1,471 * Sunnova Energy International, Inc 48,455
3,726 UGI Corp 158,802
537 Unitil Corp 22,973
162 Via Renewables, Inc 1,651
8,582 Vistra Energy Corp 146,752
5,438 WEC Energy Group, Inc 479,632
9,168 Xcel Energy, Inc 573,000
203 York Water Co 8,867
TOTAL UTILITIES 17,985,852
TOTAL COMMON STOCKS 760,361,425
(Cost $258,394,739)
EXPIRATION DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
35 e Nabors Industries Ltd 06/11/26 205
TOTAL ENERGY 205
MEDIA & ENTERTAINMENT - 0.0%
1,666 † Media General, Inc 0
TOTAL MEDIA & ENTERTAINMENT 0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
854 † Chinook Therapeutics, Inc 0
626 † Elanco Animal Health, Inc CVR 35
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 44
TOTAL RIGHTS/WARRANTS 249
(Cost $24)

TIAA-CREF LIFE FUNDS - Stock Index Fund
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.6%
$ 5,015,000 Federal Home Loan Bank (FHLB) 0 .000% 10/20/21 $ 5,014,947
TOTAL GOVERNMENT AGENCY DEBT 5,014,947
REPURCHASE AGREEMENT - 0.2%
1,670,000 r Fixed Income Clearing Corp (FICC) 0 .010 10/01/21 1,670,000
TOTAL REPURCHASE AGREEMENT 1,670,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
2,166,247 c State Street Navigator Securities Lending Government Money
Market Portfolio
0 .030 2,166,247
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,166,247
TOTAL SHORT-TERM INVESTMENTS 8,851,194
(Cost $8,851,142)
TOTAL INVESTMENTS - 100.3% 769,212,868
(Cost $267,245,905)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (2,621,171)
NET ASSETS - 100.0% $ 766,591,697
CVR Contingent Value Right
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,901,415.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $57,692 or 0.0% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $1,670,000 on 10/1/21, collateralized by U.S. Government Securities valued at $1,703,489.
Futures contracts outstanding as of September 30, 2021 were as follows:
Description
Number of
long (short)
contracts Expiration date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 30 12/17/21 $6,717,744 $ 6,446,625 $ (271,119)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES COMPANY VALUE
COMMON STOCKS - 96.6%
AUSTRALIA - 4.5%
52,221 BHP Billiton Ltd $ 1,394,710
29,522 Commonwealth Bank of Australia 2,190,837
1,200 CSL Ltd 250,717
101,424 * NEXTDC Ltd 863,974
21,880 Rio Tinto plc 1,434,281
TOTAL AUSTRALIA 6,134,519
BRAZIL - 0.9%
212,410 Banco Bradesco S.A. (Preference) 812,468
117,000 Sendas Distribuidora S.A. 409,068
TOTAL BRAZIL 1,221,536
CHINA - 1.8%
13,349 * GDS Holdings Ltd (ADR) 755,687
9,960 Tencent Holdings Ltd 594,599
69,000 *,g Wuxi Biologics Cayman, Inc 1,119,200
TOTAL CHINA 2,469,486
DENMARK - 1.8%
10,274 DSV AS 2,459,223
TOTAL DENMARK 2,459,223
FINLAND - 1.9%
14,282 Neste Oil Oyj 805,680
137,353 * Nordea Bank Abp 1,780,183
TOTAL FINLAND 2,585,863
FRANCE - 15.7%
26,532 * Airbus SE 3,517,502
38,991 BNP Paribas S.A. 2,494,670
36,086 Compagnie de Saint-Gobain 2,428,480
108,932 Credit Agricole S.A. 1,497,318
34,930 Dassault Systemes SE 1,838,209
11,516 Essilor International S.A. 2,200,628
2,836 Kering 2,014,299
38,116 Total S.A. 1,821,866
23,107 Valeo S.A. 644,867
13,854 Vinci S.A. 1,440,938
41,663 * Vivendi SE 1,115,537
41,663 Vivendi Universal S.A. 524,535
TOTAL FRANCE 21,538,849
GERMANY - 10.4%
5,346 Adidas-Salomon AG. 1,680,015
5,992 BASF SE 454,255
26,517 Deutsche Post AG. 1,662,875
17,525 HeidelbergCement AG. 1,307,424
33,168 Infineon Technologies AG. 1,356,510
18,144 Lanxess AG. 1,226,251
34,736 RWE AG. 1,225,082
23,503 Siemens AG. 3,843,939
6,521 Volkswagen AG. (Preference) 1,453,548
TOTAL GERMANY 14,209,899
HONG KONG - 1.8%
40,999 Hong Kong Exchanges and Clearing Ltd 2,519,409
TOTAL HONG KONG 2,519,409

TIAA-CREF LIFE FUNDS - International Equity Fund
SHARES COMPANY VALUE
IRELAND - 1.5%
44,310 CRH plc $ 2,091,203
TOTAL IRELAND 2,091,203
ITALY - 2.0%
138,230 Enel S.p.A. 1,060,945
27,171 Moncler S.p.A 1,657,176
TOTAL ITALY 2,718,121
JAPAN - 20.6%
83,100 Daiichi Sankyo Co Ltd 2,208,893
8,184 Daikin Industries Ltd 1,784,425
7,000 * Fanuc Ltd 1,534,833
56,851 * Hitachi Ltd 3,363,345
3,500 Keyence Corp 2,089,048
4,174 Nintendo Co Ltd 1,994,682
60,200 ORIX Corp 1,126,434
49,300 Recruit Holdings Co Ltd 3,013,503
45,300 * SBI Holdings, Inc 1,109,506
20,700 Shiseido Co Ltd 1,391,235
37,092 Sony Corp 4,117,904
40,200 Sumitomo Mitsui Financial Group, Inc 1,414,211
169,915 * Toyota Motor Corp 3,027,441
TOTAL JAPAN 28,175,460
KOREA, REPUBLIC OF - 1.0%
11,544 * Coupang, Inc 321,501
1,670 LG Chem Ltd 1,083,112
TOTAL KOREA, REPUBLIC OF 1,404,613
NETHERLANDS - 7.9%
5,668 ASML Holding NV 4,234,326
13,263 Heineken NV 1,384,323
224,891 ING Groep NV 3,269,578
89,294 Royal Dutch Shell plc (A Shares) 1,985,825
TOTAL NETHERLANDS 10,874,052
RUSSIA - 2.3%
30,708 Sberbank of Russia (ADR) 575,775
17,311 TCS Group Holding plc (ADR) 1,589,150
12,936 * Yandex NV 1,030,870
TOTAL RUSSIA 3,195,795
SPAIN - 1.6%
324,764 Banco Bilbao Vizcaya Argentaria S.A. 2,143,639
TOTAL SPAIN 2,143,639
SWITZERLAND - 4.4%
2,492 Lonza Group AG. 1,869,272
11,979 Nestle S.A. 1,443,350
7,349 Roche Holding AG. 2,682,163
TOTAL SWITZERLAND 5,994,785
TAIWAN - 0.7%
8,709 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 972,360
TOTAL TAIWAN 972,360
UNITED KINGDOM - 13.5%
28,903 Ashtead Group plc 2,184,875
27,648 AstraZeneca plc 3,332,074
1,043,771 Barclays plc 2,652,198
66,833 Diageo plc 3,235,720
152,202 HSBC Holdings plc 795,815
7,508 Linde plc (Xetra) 2,207,941
498,015 Lloyds TSB Group plc 309,975

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES COMPANY VALUE
15,960 Reckitt Benckiser Group plc $ 1,253,821
441,007 Tesco plc 1,501,908
136,469 * THG Holdings Ltd 932,263
TOTAL UNITED KINGDOM 18,406,590
UNITED STATES - 2.3%
18,831 Schneider Electric S.A. 3,136,376
TOTAL UNITED STATES 3,136,376
TOTAL COMMON STOCKS 132,251,778
(Cost $103,906,822)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENT - 3.0%
$ 4,060,000 r Fixed Income Clearing Corp (FICC) 0 .010% 10/01/21 4,060,000
TOTAL REPURCHASE AGREEMENT 4,060,000
TOTAL SHORT-TERM INVESTMENTS 4,060,000
(Cost $4,060,000)
TOTAL INVESTMENTS - 99.6% 136,311,778
(Cost $107,966,822)
OTHER ASSETS & LIABILITIES, NET - 0.4% 612,046
NET ASSETS - 100.0% $ 136,923,824
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $1,119,200 or 0.8% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $4,060,000 on 10/1/21, collateralized by U.S. Government Securities valued at $4,141,279.

TIAA-CREF LIFE FUNDS - Core Bond Fund

TIAA-CREF LIFE FUNDS
CORE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0.1%
$ 35,070 i Sensata Technologies, Inc LIBOR 1 M + 1.750% 1 .837% 09/18/26 $ 35,041
96,769 i TransDigm, Inc LIBOR 1 M + 2.250% 2 .334 08/22/24 95,680
TOTAL CAPITAL GOODS 130,721
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
37,876 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .500 05/30/25 37,924
100,000 i Maxar Technologies Ltd LIBOR 1 M + 2.750% 2 .870 10/04/24 99,141
74,813 i Spin Holdco, Inc LIBOR 3 M + 4.000% 4 .750 03/01/28 74,991
88,891 i Trans Union LLC LIBOR 1 M + 1.750% 1 .834 11/16/26 88,294
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 300,350
CONSUMER SERVICES - 0.1%
99,250 i IRB Holding Corp LIBOR 3 M + 3.250% 4 .250 12/15/27 99,374
44,870 i KUEHG Corp LIBOR 3 M + 3.750% 4 .750 02/21/25 44,408
48,617 i Scientific Games International, Inc LIBOR 1 M + 2.750% 2 .834 08/14/24 48,381
70,000 i Stars Group Holdings BV LIBOR 1 M + 2.250% 2 .382 07/21/26 69,738
TOTAL CONSUMER SERVICES 261,901
DIVERSIFIED FINANCIALS - 0.0%
34,114 i Lions Gate Capital Holdings LLC LIBOR 1 M + 2.250% 2 .334 03/24/25 33,805
TOTAL DIVERSIFIED FINANCIALS 33,805
ENERGY - 0.1%
73,879 i Buckeye Partners LP LIBOR 1 M + 2.250% 2 .334 11/01/26 73,483
49,113 i Delek US Holdings, Inc LIBOR 1 M + 2.250% 2 .334 03/31/25 47,591
TOTAL ENERGY 121,074
FOOD, BEVERAGE & TOBACCO - 0.3%
148,125 i Froneri US, Inc LIBOR 1 M + 2.250% 2 .334 01/29/27 146,273
99,750 i Hayward Industries, Inc LIBOR 1 M + 2.500% 3 .000 05/28/28 99,439
99,231 i Hearthside Food Solutions LLC LIBOR 1 M + 3.688% 3 .772 05/23/25 98,880
126,699 i Hostess Brands LLC LIBOR 1 M + 2.250% 3 .000 08/01/25 126,241
133,000 i Triton Water Holdings, Inc LIBOR 3 M + 3.500% 4 .000 03/31/28 132,751
TOTAL FOOD, BEVERAGE & TOBACCO 603,584
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
74,625 i ADMI Corp LIBOR 1 M + 3.125% 3 .625 12/23/27 73,972
74,250 i Da Vinci Purchaser Corp LIBOR 1 M + 4.000% 5 .000 01/08/27 74,505
96,884 i Envision Healthcare Corp LIBOR 1 M + 3.750% 3 .834 10/10/25 85,985
99,500 i Global Medical Response, Inc LIBOR 3 M + 4.750% 5 .750 10/02/25 99,799
3,688 i Grifols Worldwide Operations USA, Inc LIBOR 1 W + 2.000% 2 .072 11/15/27 3,626
40,202 i NMN Holdings III Corp LIBOR 1 M + 3.750% 3 .834 11/13/25 39,096
8,625 i NMN Holdings III Corp LIBOR 1 M + 3.750% 3 .834 11/13/25 8,388
TOTAL HEALTH CARE EQUIPMENT & SERVICES 385,371
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
34,825 i Energizer Holdings, Inc LIBOR 1 M + 2.250% 2 .750 12/16/27 34,781
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 34,781
INSURANCE - 0.1%
97,023 i Acrisure LLC LIBOR 3 M + 3.500% 3 .632 02/15/27 96,032
98,500 i NFP Corp LIBOR 1 M + 3.250% 3 .334 02/15/27 97,410
TOTAL INSURANCE 193,442
MATERIALS - 0.1%
99,750 i Eco Services Operations Corp LIBOR 3 M + 2.750% 3 .250 06/09/28 99,771
17,853 i Messer Industries USA, Inc LIBOR 3 M + 2.500% 2 .584 03/01/26 17,751

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 79,834 i Starfruit US Holdco LLC LIBOR 1 M + 2.750% 2 .832% 10/01/25 $ 79,255
TOTAL MATERIALS 196,777
MEDIA & ENTERTAINMENT - 0.2%
36,545 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 6.000% 7 .000 11/24/25 36,462
34,201 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 2 .000 11/24/27 33,736
24,875 i CNT Holdings I Corp LIBOR 3 M + 3.750% 4 .500 11/08/27 24,891
70,000 i DIRECTV Financing LLC LIBOR 3 M + 5.000% 5 .750 08/02/27 70,022
99,750 i INEOS US Petrochem LLC LIBOR 1 M + 2.750% 3 .250 01/29/26 99,750
34,624 i Nielsen Finance LLC LIBOR 1 M + 2.000% 2 .083 10/04/23 34,559
142,917 i Ryan Specialty Group LLC LIBOR 1 M + 3.000% 3 .750 09/01/27 142,774
50,000 i Virgin Media Bristol LLC LIBOR 1 M + 2.500% 2 .584 01/31/28 49,644
43,780 i Woof Holdings, Inc LIBOR 3 M + 3.750% 4 .500 12/21/27 43,808
TOTAL MEDIA & ENTERTAINMENT 535,646
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
62,595 i Bausch Health Americas, Inc LIBOR 1 M + 3.000% 3 .085 06/02/25 62,501
56,691 i Bausch Health Americas, Inc LIBOR 1 M + 2.750% 2 .834 11/27/25 56,521
95,710 i Endo Luxembourg Finance Co I Sarl LIBOR 3 M + 5.000% 5 .750 03/27/28 93,424
100,000 i PAREXEL International Corp LIBOR 1 M + 2.750% 2 .834 09/27/24 99,915
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 312,361
REAL ESTATE - 0.0%
97,269 i Cushman & Wakefield plc LIBOR 1 M + 2.750% 2 .834 08/21/25 96,320
TOTAL REAL ESTATE 96,320
SOFTWARE & SERVICES - 0.2%
24,568 i Camelot Finance S.A. LIBOR 1 M + 3.000% 3 .084 10/30/26 24,496
73,879 i Dun & Bradstreet Corp LIBOR 1 M + 3.250% 3 .336 02/06/26 73,787
50,000 i Magenta Buyer LLC LIBOR 3 M + 5.000% 5 .750 07/27/28 49,984
87,830 i NeuStar, Inc LIBOR 1 M + 3.500% 4 .500 08/08/24 87,838
99,500 i Rackspace Technology Global, Inc LIBOR 3 M + 2.750% 3 .500 02/03/28 98,743
73,678 i Rocket Software, Inc LIBOR 1 M + 4.250% 4 .334 11/28/25 72,969
TOTAL SOFTWARE & SERVICES 407,817
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
63,021 i Dell International LLC LIBOR 1 M + 1.750% 2 .000 09/19/25 62,990
81,892 i Plantronics, Inc LIBOR 1 M + 2.500% 2 .585 07/02/25 79,879
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 142,869
TRANSPORTATION - 0.0%
30,000 i Air Canada LIBOR 3 M + 3.500% 4 .250 08/11/28 30,100
47,990 i American Airlines, Inc LIBOR 1 M + 2.000% 2 .084 12/14/23 46,917
25,000 i Mileage Plus Holdings LLC LIBOR 3 M + 5.250% 6 .250 06/18/27 26,547
TOTAL TRANSPORTATION 103,564
UTILITIES - 0.0%
28,976 i ProQuest LLC LIBOR 1 M + 3.250% 3 .334 10/23/26 28,942
TOTAL UTILITIES 28,942
TOTAL BANK LOAN OBLIGATIONS 3,889,325
(Cost $3,900,532)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 94.2%
CORPORATE BONDS - 45.1%
AUTOMOBILES & COMPONENTS - 0.3%
13,000 g Adient US LLC 9 .000 04/15/25 14,040
5,000 Dana, Inc 5 .375 11/15/27 5,269
25,000 Dana, Inc 4 .250 09/01/30 25,711
50,000 Ford Motor Co 8 .500 04/21/23 54,997
100,000 g Gates Global LLC 6 .250 01/15/26 103,750

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 150,000 General Motors Co 6 .125% 10/01/25 $ 175,754
125,000 General Motors Co 5 .200 04/01/45 152,218
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 107,465
TOTAL AUTOMOBILES & COMPONENTS 639,204
BANKS - 9.3%
200,000 g Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 207,892
200,000 g Banco de Credito del Peru 3 .250 09/30/31 195,802
200,000 g Banco del Estado de Chile 2 .704 01/09/25 207,000
200,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 203,502
200,000 g Banco Santander Mexico S.A. Institucion de Banca Multiple
Grupo Financiero Santand
5 .375 04/17/25 223,540
200,000 Banco Santander S.A. 1 .722 09/14/27 199,071
200,000 Banco Santander S.A. 3 .800 02/23/28 219,210
200,000 Banco Santander S.A. 4 .750 N/A‡ 203,714
200,000 Bancolombia S.A. 3 .000 01/29/25 201,752
200,000 g Bangkok Bank PCL 3 .466 09/23/36 197,755
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 204,750
200,000 Bank of America Corp 3 .875 08/01/25 220,410
600,000 Bank of America Corp 2 .456 10/22/25 626,718
225,000 Bank of America Corp 1 .734 07/22/27 225,926
475,000 Bank of America Corp 3 .824 01/20/28 524,186
350,000 Bank of America Corp 2 .496 02/13/31 354,197
1,100,000 Bank of America Corp 2 .592 04/29/31 1,122,691
500,000 Bank of America Corp 1 .922 10/24/31 480,985
125,000 Bank of America Corp 3 .311 04/22/42 131,159
200,000 Bank of America Corp 6 .100 N/A‡ 223,026
100,000 Bank of Montreal 3 .803 12/15/32 109,565
200,000 Barclays plc 4 .338 05/16/24 211,703
150,000 g BNP Paribas S.A. 2 .819 11/19/25 157,105
100,000 g BNP Paribas S.A. 2 .219 06/09/26 102,638
200,000 g BNP Paribas S.A. 1 .323 01/13/27 196,642
300,000 g BNP Paribas S.A. 1 .904 09/30/28 298,605
200,000 g BNP Paribas S.A. 7 .375 N/A‡ 232,000
125,000 Citigroup, Inc 3 .875 03/26/25 135,756
500,000 Citigroup, Inc 3 .200 10/21/26 539,088
175,000 Citigroup, Inc 4 .300 11/20/26 196,548
95,000 Citigroup, Inc 4 .450 09/29/27 108,033
100,000 Citigroup, Inc 4 .125 07/25/28 111,624
775,000 Citigroup, Inc 2 .666 01/29/31 793,706
150,000 Citigroup, Inc 4 .412 03/31/31 173,199
140,000 Citigroup, Inc 2 .572 06/03/31 142,702
200,000 Citigroup, Inc 5 .000 N/A‡ 208,895
250,000 Cooperatieve Rabobank UA 3 .750 07/21/26 275,526
200,000 g Credicorp Ltd 2 .750 06/17/25 204,468
150,000 g Credit Agricole S.A. 3 .250 10/04/24 159,977
250,000 g Credit Agricole S.A. 1 .247 01/26/27 246,467
150,000 Discover Bank 2 .450 09/12/24 156,423
150,000 Discover Bank 3 .450 07/27/26 162,619
250,000 Discover Bank 2 .700 02/06/30 259,273
510,000 HSBC Holdings plc 4 .292 09/12/26 562,597
50,000 HSBC Holdings plc 4 .375 11/23/26 55,729
50,000 HSBC Holdings plc 2 .013 09/22/28 49,988
200,000 HSBC Holdings plc 2 .206 08/17/29 198,372
250,000 HSBC Holdings plc 6 .000 N/A‡ 274,063
150,000 JPMorgan Chase & Co 2 .700 05/18/23 155,152
225,000 JPMorgan Chase & Co 2 .301 10/15/25 233,373
250,000 JPMorgan Chase & Co 3 .200 06/15/26 270,056
500,000 JPMorgan Chase & Co 3 .702 05/06/30 552,167
600,000 JPMorgan Chase & Co 2 .739 10/15/30 621,373
150,000 JPMorgan Chase & Co 2 .522 04/22/31 153,031
350,000 JPMorgan Chase & Co 2 .956 05/13/31 364,125
725,000 JPMorgan Chase & Co 1 .953 02/04/32 699,423
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 104,375
178,000 JPMorgan Chase & Co 6 .100 N/A‡ 193,450

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 310,000 JPMorgan Chase & Co 3 .650 % N/A‡ $ 311,550
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 232,022
250,000 M&T Bank Corp 3 .500 N/A‡ 248,125
125,000 MUFG Americas Holdings Corp 3 .500 06/18/22 127,802
200,000 Natwest Group plc 3 .032 11/28/35 200,265
200,000 Natwest Group plc 4 .600 N/A‡ 200,960
200,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 199,316
100,000 PNC Bank NA 2 .700 10/22/29 104,863
300,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 299,250
200,000 Royal Bank of Canada 2 .550 07/16/24 209,829
200,000 Royal Bank of Scotland Group plc 3 .073 05/22/28 212,359
200,000 Santander Holdings USA, Inc 3 .400 01/18/23 206,828
200,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 210,074
100,000 Toronto-Dominion Bank 3 .625 09/15/31 109,867
125,000 Truist Bank 1 .500 03/10/25 127,256
200,000 Truist Financial Corp 4 .950 N/A‡ 218,464
200,000 Truist Financial Corp 4 .800 N/A‡ 210,716
200,000 g UBS Group AG. 1 .494 08/10/27 197,684
200,000 g UBS Group AG. 3 .875 N/A‡ 199,978
150,000 Wells Fargo & Co 3 .750 01/24/24 160,361
100,000 Wells Fargo & Co 3 .550 09/29/25 108,941
425,000 Wells Fargo & Co 2 .393 06/02/28 438,362
200,000 Wells Fargo & Co 2 .879 10/30/30 208,872
400,000 Wells Fargo & Co 3 .900 N/A‡ 412,500
120,000 Westpac Banking Corp 2 .668 11/15/35 117,500
TOTAL BANKS 21,116,866
CAPITAL GOODS - 1.4%
200,000 g BAE Systems plc 1 .900 02/15/31 191,791
450,000 Boeing Co 2 .196 02/04/26 453,317
200,000 Boeing Co 2 .950 02/01/30 203,920
25,000 Boeing Co 3 .250 02/01/35 24,998
250,000 Boeing Co 5 .805 05/01/50 333,243
200,000 g DAE Funding LLC 3 .375 03/20/28 206,141
200,000 g Embraer Netherlands Finance BV 6 .950 01/17/28 227,160
62,000 g H&E Equipment Services, Inc 3 .875 12/15/28 61,758
100,000 L3Harris Technologies, Inc 3 .850 06/15/23 105,361
100,000 e Lockheed Martin Corp 1 .850 06/15/30 99,506
200,000 g Molex Electronic Technologies LLC 3 .900 04/15/25 210,104
175,000 Northrop Grumman Corp 3 .250 01/15/28 189,332
100,000 Parker-Hannifin Corp 3 .250 06/14/29 107,557
175,000 Raytheon Technologies Corp 4 .125 11/16/28 199,183
100,000 Raytheon Technologies Corp 2 .250 07/01/30 100,977
125,000 Roper Technologies, Inc 1 .400 09/15/27 123,442
75,000 Roper Technologies, Inc 2 .000 06/30/30 73,432
200,000 g TSMC Global Ltd 1 .000 09/28/27 191,706
10,000 g Univar Solutions USA, Inc 5 .125 12/01/27 10,499
15,000 g WESCO Distribution, Inc 7 .125 06/15/25 16,007
15,000 g WESCO Distribution, Inc 7 .250 06/15/28 16,612
TOTAL CAPITAL GOODS 3,146,046
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 g ADT Corp 4 .875 07/15/32 40,350
15,000 g ASGN, Inc 4 .625 05/15/28 15,525
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 13,326
25,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 25,625
10,000 g GFL Environmental, Inc 4 .250 06/01/25 10,312
65,000 g GFL Environmental, Inc 5 .125 12/15/26 68,257
31,000 g GFL Environmental, Inc 3 .500 09/01/28 31,194
100,000 IHS Markit Ltd 4 .125 08/01/23 106,020
100,000 IHS Markit Ltd 4 .250 05/01/29 113,962
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 54,088
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 24,944
70,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 72,365
100,000 Verisk Analytics, Inc 3 .625 05/15/50 106,254

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 32,000 g WASH Multifamily Acquisition, Inc 5 .750% 04/15/26 $ 33,415
100,000 Waste Management, Inc 2 .500 11/15/50 92,507
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 808,144
CONSUMER DURABLES & APPAREL - 0.0%
8,000 Newell Brands, Inc 4 .875 06/01/25 8,830
TOTAL CONSUMER DURABLES & APPAREL 8,830
CONSUMER SERVICES - 0.5%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 548,411
110,000 g Carnival Corp 4 .000 08/01/28 111,100
37,000 g Cedar Fair LP 5 .500 05/01/25 38,434
6,000 g Hilton Domestic Operating Co, Inc 5 .375 05/01/25 6,270
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 6,462
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 72,890
150,000 Hyatt Hotels Corp 1 .300 10/01/23 150,199
20,000 g International Game Technology plc 4 .125 04/15/26 20,787
60,000 g International Game Technology plc 6 .250 01/15/27 67,800
25,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 25,313
TOTAL CONSUMER SERVICES 1,047,666
DIVERSIFIED FINANCIALS - 5.1%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 148,468
150,000 AerCap Ireland Capital DAC 3 .650 07/21/27 159,334
200,000 Ally Financial, Inc 4 .700 N/A‡ 208,170
300,000 American Express Co 3 .550 N/A‡ 305,655
225,000 Bank of New York Mellon Corp 4 .700 N/A‡ 246,937
25,000 Berkshire Hathaway, Inc 3 .125 03/15/26 27,132
75,000 g BPCE S.A. 4 .625 07/11/24 81,652
360,000 Capital One Bank USA NA 3 .375 02/15/23 374,430
185,000 Capital One Financial Corp 3 .950 N/A‡ 190,550
200,000 Charles Schwab Corp 4 .000 N/A‡ 208,500
200,000 Charles Schwab Corp 5 .375 N/A‡ 222,250
30,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 31,387
200,000 g Credit Suisse Group AG. 2 .997 12/14/23 205,395
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 122,162
250,000 g Credit Suisse Group AG. 3 .091 05/14/32 255,631
200,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 210,715
150,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 161,768
150,000 Deutsche Bank AG. 3 .035 05/28/32 152,191
200,000 Deutsche Bank AG. 4 .789 N/A‡ 201,620
150,000 Ford Motor Credit Co LLC 3 .096 05/04/23 152,437
200,000 GE Capital International Funding Co 3 .373 11/15/25 216,773
925,000 GE Capital International Funding Co 4 .418 11/15/35 1,110,048
900,000 General Motors Financial Co, Inc 3 .450 01/14/22 905,400
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 365,925
100,000 General Motors Financial Co, Inc 5 .650 01/17/29 120,350
150,000 General Motors Financial Co, Inc 2 .700 06/10/31 149,541
150,000 Goldman Sachs Group, Inc 3 .500 01/23/25 160,670
150,000 Goldman Sachs Group, Inc 3 .500 04/01/25 161,265
150,000 Goldman Sachs Group, Inc 1 .431 03/09/27 149,588
325,000 Goldman Sachs Group, Inc 3 .691 06/05/28 357,738
350,000 Goldman Sachs Group, Inc 2 .615 04/22/32 354,231
100,000 Goldman Sachs Group, Inc 4 .017 10/31/38 114,923
125,000 Goldman Sachs Group, Inc 4 .800 07/08/44 159,884
50,000 Icahn Enterprises LP 5 .250 05/15/27 51,875
38,000 Icahn Enterprises LP 4 .375 02/01/29 37,953
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 201,394
100,000 International Lease Finance Corp 5 .875 08/15/22 104,589
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 82,086
68,000 g LPL Holdings, Inc 4 .000 03/15/29 69,846
200,000 g MACQUARIE BANK LONDON 6 .125 N/A‡ 219,200
150,000 Morgan Stanley 2 .720 07/22/25 157,174
300,000 Morgan Stanley 2 .188 04/28/26 309,751
700,000 Morgan Stanley 3 .125 07/27/26 753,398

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 150,000 Morgan Stanley 2 .699% 01/22/31 $ 154,664
175,000 Morgan Stanley 2 .239 07/21/32 171,988
60,000 Northern Trust Corp 4 .600 N/A‡ 65,764
200,000 g Power Finance Corp Ltd 3 .950 04/23/30 204,266
50,000 SLM Corp 5 .500 01/25/23 52,250
200,000 g Societe Generale S.A. 2 .889 06/09/32 201,132
15,000 Springleaf Finance Corp 5 .375 11/15/29 16,258
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 229,490
75,000 Synchrony Financial 4 .375 03/19/24 80,936
75,000 Synchrony Financial 4 .250 08/15/24 81,045
200,000 g UBS Group AG 2 .859 08/15/23 204,212
TOTAL DIVERSIFIED FINANCIALS 11,441,991
ENERGY - 4.4%
19,000 g Archrock Partners LP 6 .250 04/01/28 19,650
100,000 e Calumet Specialty Products Partners LP 7 .750 04/15/23 99,125
200,000 Cenovus Energy, Inc 4 .250 04/15/27 222,301
100,000 Cenovus Energy, Inc 2 .650 01/15/32 98,110
150,000 Chevron Corp 1 .554 05/11/25 153,364
300,000 g ConocoPhillips 2 .400 02/15/31 305,076
150,000 Diamondback Energy, Inc 2 .875 12/01/24 157,500
100,000 Diamondback Energy, Inc 3 .125 03/24/31 103,837
35,000 g DT Midstream, Inc 4 .125 06/15/29 35,492
30,000 g DT Midstream, Inc 4 .375 06/15/31 30,900
50,000 Ecopetrol S.A. 5 .875 09/18/23 53,850
45,000 Ecopetrol S.A. 6 .875 04/29/30 52,672
200,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 196,400
375,000 Enbridge, Inc 3 .125 11/15/29 399,965
150,000 Enbridge, Inc 5 .750 07/15/80 169,492
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 33,826
100,000 Energy Transfer Operating LP 2 .900 05/15/25 104,819
50,000 Energy Transfer Operating LP 4 .750 01/15/26 55,882
100,000 Energy Transfer Operating LP 5 .500 06/01/27 117,333
150,000 Energy Transfer Operating LP 4 .950 06/15/28 172,104
100,000 Energy Transfer Operating LP 6 .250 04/15/49 131,401
175,000 Energy Transfer Operating LP 5 .000 05/15/50 201,902
6,000 g EnLink Midstream LLC 5 .625 01/15/28 6,388
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 109,763
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 107,399
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 113,266
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 112,654
125,000 Enterprise Products Operating LLC 3 .300 02/15/53 121,905
100,000 g EQM Midstream Partners LP 4 .500 01/15/29 103,750
25,000 g EQT Corp 3 .125 05/15/26 25,628
40,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 39,096
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 42,680
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 196,628
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 10,275
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 9,247
100,000 g Leviathan Bond Ltd 6 .125 06/30/25 108,449
100,000 Magellan Midstream Partners LP 3 .250 06/01/30 106,895
75,000 Marathon Petroleum Corp 3 .800 04/01/28 82,194
100,000 Marathon Petroleum Corp 5 .000 09/15/54 119,188
150,000 MPLX LP 1 .750 03/01/26 150,924
450,000 MPLX LP 2 .650 08/15/30 451,545
125,000 MPLX LP 4 .700 04/15/48 144,321
34,000 Murphy Oil Corp 5 .875 12/01/27 35,385
33,000 Occidental Petroleum Corp 5 .500 12/01/25 36,548
75,000 Occidental Petroleum Corp 4 .100 02/15/47 71,317
200,000 e,g Oleoducto Central S.A. 4 .000 07/14/27 206,000
225,000 ONEOK, Inc 4 .550 07/15/28 255,316
225,000 ONEOK, Inc 4 .350 03/15/29 253,891
100,000 ONEOK, Inc 4 .500 03/15/50 110,876
67,000 g Parkland Corp 4 .500 10/01/29 67,911
200,000 g Pertamina Persero PT 1 .400 02/09/26 195,698

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 200,000 g Pertamina Persero PT 3 .650% 07/30/29 $ 214,046
100,000 Petrobras Global Finance BV 5 .600 01/03/31 108,550
100,000 Petroleos Mexicanos 6 .500 03/13/27 105,611
100,000 Petroleos Mexicanos 5 .950 01/28/31 96,940
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 200,751
200,000 Phillips 66 2 .150 12/15/30 195,120
200,000 Phillips 66 Partners LP 3 .150 12/15/29 209,033
200,000 g Qatar Petroleum 2 .250 07/12/31 198,167
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 198,028
175,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 195,387
100,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 115,261
100,000 g Santos Finance Ltd 3 .649 04/29/31 101,836
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 195,868
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 137,908
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 29,790
23,000 Sunoco LP 4 .500 05/15/29 23,328
28,000 g Superior Plus LP 4 .500 03/15/29 28,910
25,000 Targa Resources Partners LP 6 .500 07/15/27 26,956
20,000 g Targa Resources Partners LP 4 .000 01/15/32 20,669
150,000 Total Capital International S.A. 3 .127 05/29/50 150,823
350,000 TransCanada PipeLines Ltd 4 .250 05/15/28 398,462
200,000 Transcanada Trust 5 .500 09/15/79 220,500
40,000 USA Compression Partners LP 6 .875 04/01/26 41,648
25,000 USA Compression Partners LP 6 .875 09/01/27 26,465
25,000 Vale Overseas Ltd 6 .875 11/21/36 33,313
250,000 Williams Cos, Inc 2 .600 03/15/31 253,375
75,000 Williams Partners LP 3 .750 06/15/27 82,587
TOTAL ENERGY 9,919,470
FOOD & STAPLES RETAILING - 0.2%
100,000 Costco Wholesale Corp 1 .600 04/20/30 97,719
100,000 Kroger Co 3 .700 08/01/27 110,702
110,000 Kroger Co 3 .875 10/15/46 121,646
50,000 Kroger Co 4 .450 02/01/47 59,776
TOTAL FOOD & STAPLES RETAILING 389,843
FOOD, BEVERAGE & TOBACCO - 1.2%
50,000 Altria Group, Inc 3 .400 05/06/30 52,910
75,000 Altria Group, Inc 2 .450 02/04/32 71,867
100,000 Altria Group, Inc 5 .950 02/14/49 126,647
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 447,365
85,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 99,442
125,000 BAT Capital Corp 2 .259 03/25/28 124,065
200,000 BAT Capital Corp 4 .906 04/02/30 229,002
125,000 BAT Capital Corp 2 .726 03/25/31 123,096
150,000 BAT Capital Corp 3 .984 09/25/50 144,291
100,000 Constellation Brands, Inc 4 .400 11/15/25 111,985
100,000 Constellation Brands, Inc 3 .700 12/06/26 110,130
100,000 Constellation Brands, Inc 3 .150 08/01/29 106,936
100,000 Constellation Brands, Inc 2 .875 05/01/30 104,024
100,000 Constellation Brands, Inc 2 .250 08/01/31 98,398
100,000 Diageo Capital plc 2 .125 10/24/24 104,224
100,000 Diageo Capital plc 2 .375 10/24/29 102,954
200,000 Diageo Capital plc 2 .000 04/29/30 199,225
150,000 g Embotelladora Andina S.A. 3 .950 01/21/50 158,439
100,000 J M Smucker Co 2 .125 03/15/32 97,613
41,000 g Post Holdings, Inc 4 .625 04/15/30 41,317
75,000 g Primo Water Holdings, Inc 4 .375 04/30/29 74,801
TOTAL FOOD, BEVERAGE & TOBACCO 2,728,731
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
100,000 Abbott Laboratories 5 .300 05/27/40 136,693
100,000 Anthem, Inc 2 .550 03/15/31 102,777
100,000 Becton Dickinson & Co 2 .823 05/20/30 104,782
100,000 Boston Scientific Corp 2 .650 06/01/30 103,197

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 75,000 Centene Corp 4 .250% 12/15/27 $ 78,499
35,000 Centene Corp 2 .450 07/15/28 35,175
180,000 Centene Corp 3 .000 10/15/30 184,500
200,000 Children's Hospital Medic 4 .268 05/15/44 246,449
100,000 Cigna Corp 2 .400 03/15/30 101,659
100,000 Cigna Corp 3 .200 03/15/40 102,980
250,000 CVS Health Corp 3 .625 04/01/27 275,326
225,000 CVS Health Corp 3 .750 04/01/30 249,964
400,000 CVS Health Corp 1 .750 08/21/30 383,406
400,000 CVS Health Corp 4 .780 03/25/38 490,457
200,000 CVS Health Corp 5 .050 03/25/48 257,440
250,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 292,657
60,000 g DaVita, Inc 4 .625 06/01/30 61,717
100,000 g DaVita, Inc 3 .750 02/15/31 97,375
160,000 HCA, Inc 5 .625 09/01/28 190,352
100,000 HCA, Inc 5 .500 06/15/47 129,676
100,000 Humana, Inc 3 .950 03/15/27 111,563
300,000 Humana, Inc 2 .150 02/03/32 293,062
20,000 g LifePoint Health, Inc 4 .375 02/15/27 19,950
45,000 g Mozart Debt Merger Sub, Inc 3 .875 04/01/29 45,000
25,000 g Mozart Debt Merger Sub, Inc 5 .250 10/01/29 25,000
67,000 MPT Operating Partnership LP 3 .500 03/15/31 68,340
10,000 g Tenet Healthcare Corp 4 .625 06/15/28 10,362
375,000 UnitedHealth Group, Inc 2 .300 05/15/31 382,609
100,000 Zimmer Biomet Holdings, Inc 3 .700 03/19/23 104,322
55,000 Zimmer Biomet Holdings, Inc 3 .550 04/01/25 59,125
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,744,414
INSURANCE - 1.6%
62,000 g Acrisure LLC 4 .250 02/15/29 61,303
100,000 American Financial Group, Inc 3 .500 08/15/26 109,131
25,000 g AmWINS Group, Inc 4 .875 06/30/29 25,351
175,000 Aon plc 3 .500 06/14/24 186,818
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 99,558
100,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 121,911
100,000 CNA Financial Corp 3 .950 05/15/24 107,470
175,000 CNA Financial Corp 2 .050 08/15/30 171,507
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 100,607
100,000 g Five Corners Funding Trust II 2 .850 05/15/30 104,529
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 522,492
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 118,277
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 96,451
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 110,979
100,000 MetLife, Inc 3 .600 11/13/25 109,405
115,000 e MetLife, Inc 3 .850 N/A‡ 120,175
100,000 g Metropolitan Life Global Funding I 2 .950 04/09/30 106,932
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 158,166
175,000 Prudential Financial, Inc 3 .700 10/01/50 182,384
100,000 g Prudential Funding LLC 6 .750 09/15/23 110,968
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 111,718
500,000 g,i Vitality Re IX Ltd U.S. Treasury Bill 3 M + 1.600% 1 .633 01/10/22 496,250
250,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 1 .778 01/10/23 245,625
135,000 Voya Financial, Inc 5 .650 05/15/53 142,425
TOTAL INSURANCE 3,720,432
MATERIALS - 1.8%
250,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 256,489
200,000 g Anglo American Capital plc 2 .625 09/10/30 198,662
200,000 e AngloGold Ashanti Holdings plc 3 .750 10/01/30 205,196
38,000 Ball Corp 2 .875 08/15/30 36,884
100,000 Bemis Co, Inc 2 .630 06/19/30 102,105
225,000 g Berry Global, Inc 1 .570 01/15/26 224,941
150,000 g Berry Global, Inc 1 .650 01/15/27 148,112
50,000 g Berry Global, Inc 5 .625 07/15/27 52,836
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 215,190

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 200,000 g Cemex SAB de C.V. 5 .450% 11/19/29 $ 216,750
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 206,404
200,000 g First Quantum Minerals Ltd 6 .875 10/15/27 211,500
100,000 Freeport-McMoRan, Inc 5 .450 03/15/43 123,125
50,000 International Paper Co 5 .000 09/15/35 61,871
27,000 International Paper Co 4 .350 08/15/48 33,050
100,000 g Midwest Connector Capital Co LLC 3 .900 04/01/24 104,587
100,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 107,492
100,000 Newmont Corp 2 .250 10/01/30 99,474
100,000 g Nova Chemicals Corp 4 .875 06/01/24 104,500
100,000 Nutrien Ltd 3 .375 03/15/25 107,116
100,000 Nutrien Ltd 2 .950 05/13/30 105,565
200,000 g OCP S.A. 3 .750 06/23/31 199,462
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 200,328
80,000 g Owens-Brockway Glass Container, Inc 5 .875 08/15/23 84,600
19,000 g PolyOne Corp 5 .750 05/15/25 20,021
200,000 Sasol Financing USA LLC 4 .375 09/18/26 202,910
200,000 Suzano Austria GmbH 3 .750 01/15/31 205,450
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 192,346
100,000 WRKCo, Inc 4 .900 03/15/29 118,245
TOTAL MATERIALS 4,145,211
MEDIA & ENTERTAINMENT - 2.5%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 92,680
150,000 Agree LP 2 .000 06/15/28 148,722
100,000 g Arches Buyer, Inc 4 .250 06/01/28 101,388
100,000 AstraZeneca Finance LLC 2 .250 05/28/31 101,571
200,000 g Banco Nacional de Panama 2 .500 08/11/30 191,800
200,000 g BOC Aviation USA Corp 1 .625 04/29/24 201,537
200,000 g Cable Onda S.A. 4 .500 01/30/30 209,800
100,000 g CCO Holdings LLC 5 .125 05/01/27 104,131
125,000 h Charter Communications Operating LLC 2 .250 01/15/29 124,902
25,000 Charter Communications Operating LLC 2 .800 04/01/31 25,056
50,000 Charter Communications Operating LLC 5 .125 07/01/49 58,812
600,000 Charter Communications Operating LLC 4 .800 03/01/50 673,323
475,000 Comcast Corp 2 .350 01/15/27 498,209
150,000 Comcast Corp 4 .150 10/15/28 172,505
200,000 Comcast Corp 2 .650 02/01/30 208,659
100,000 Comcast Corp 1 .500 02/15/31 94,927
300,000 Comcast Corp 3 .200 07/15/36 319,519
425,000 Comcast Corp 2 .800 01/15/51 402,279
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 41,750
100,000 Discovery Communications LLC 3 .625 05/15/30 108,451
100,000 Discovery Communications LLC 5 .200 09/20/47 124,592
50,000 DISH DBS Corp 5 .000 03/15/23 51,813
50,000 DISH DBS Corp 5 .125 06/01/29 48,990
35,000 Grupo Televisa SAB 6 .625 01/15/40 48,548
15,000 Lamar Media Corp 3 .625 01/15/31 15,000
33,000 g News Corp 3 .875 05/15/29 33,908
100,000 Omnicom Group, Inc 2 .600 08/01/31 101,676
110,000 g Sirius XM Radio, Inc 4 .000 07/15/28 111,856
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 50,232
50,000 g TEGNA, Inc 4 .750 03/15/26 52,156
25,000 TEGNA, Inc 4 .625 03/15/28 25,559
75,000 Time Warner Cable LLC 5 .875 11/15/40 94,605
100,000 ViacomCBS, Inc 3 .375 02/15/28 109,185
50,000 ViacomCBS, Inc 5 .850 09/01/43 68,139
250,000 Walt Disney Co 3 .000 09/15/22 256,496
100,000 Walt Disney Co 2 .000 09/01/29 100,900
250,000 Walt Disney Co 2 .650 01/13/31 260,962
200,000 Weibo Corp 3 .375 07/08/30 199,706
TOTAL MEDIA & ENTERTAINMENT 5,634,344
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
100,000 AbbVie, Inc 2 .850 05/14/23 103,454

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 300,000 AbbVie, Inc 2 .950% 11/21/26 $ 321,344
350,000 AbbVie, Inc 3 .200 11/21/29 377,129
225,000 AbbVie, Inc 4 .050 11/21/39 258,572
125,000 AbbVie, Inc 4 .400 11/06/42 149,323
50,000 AbbVie, Inc 4 .450 05/14/46 60,252
100,000 AbbVie, Inc 4 .250 11/21/49 118,445
100,000 Amgen, Inc 2 .000 01/15/32 96,167
100,000 AstraZeneca plc 3 .125 06/12/27 108,895
30,000 g Avantor Funding, Inc 4 .625 07/15/28 31,575
36,000 Bristol-Myers Squibb Co 3 .875 08/15/25 39,699
50,000 Bristol-Myers Squibb Co 3 .400 07/26/29 55,417
400,000 Bristol-Myers Squibb Co 1 .450 11/13/30 383,529
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 93,895
23,000 g Endo Luxembourg Finance Co I Sarl 6 .125 04/01/29 23,000
100,000 Gilead Sciences, Inc 1 .200 10/01/27 97,886
150,000 Gilead Sciences, Inc 2 .800 10/01/50 141,404
5,000 g Jaguar Holding Co II 4 .625 06/15/25 5,194
5,000 g Jaguar Holding Co II 5 .000 06/15/28 5,382
100,000 Johnson & Johnson 3 .400 01/15/38 112,309
200,000 g Organon Finance  LLC 5 .125 04/30/31 210,070
100,000 Royalty Pharma plc 2 .150 09/02/31 96,293
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 172,255
100,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 101,530
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 143,625
100,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 97,835
100,000 g Viatris, Inc 2 .700 06/22/30 101,090
100,000 g Viatris, Inc 3 .850 06/22/40 107,250
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,612,819
REAL ESTATE - 2.6%
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 111,300
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 112,257
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 120,957
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 94,096
100,000 American Tower Corp 3 .000 06/15/23 104,119
100,000 American Tower Corp 2 .950 01/15/25 105,611
50,000 American Tower Corp 3 .375 10/15/26 54,105
150,000 American Tower Corp 3 .800 08/15/29 166,335
250,000 American Tower Corp 2 .900 01/15/30 260,267
175,000 American Tower Corp 1 .875 10/15/30 168,064
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 161,631
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 216,200
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 100,852
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 98,527
100,000 Corporate Office Properties LP 2 .750 04/15/31 101,014
350,000 Crown Castle International Corp 2 .250 01/15/31 342,043
50,000 Digital Realty Trust LP 3 .600 07/01/29 54,704
100,000 Equinix, Inc 2 .150 07/15/30 98,069
150,000 Essential Properties LP 2 .950 07/15/31 150,783
100,000 Essex Portfolio LP 3 .000 01/15/30 105,423
125,000 Federal Realty Investment Trust 1 .250 02/15/26 123,927
200,000 g HAT Holdings I LLC 3 .375 06/15/26 203,000
175,000 Healthcare Realty Trust, Inc 3 .875 05/01/25 188,589
100,000 Healthcare Realty Trust, Inc 2 .400 03/15/30 100,352
100,000 Healthcare Realty Trust, Inc 2 .050 03/15/31 97,187
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 135,488
100,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 105,154
100,000 Highwoods Realty LP 3 .875 03/01/27 110,576
125,000 Highwoods Realty LP 2 .600 02/01/31 125,784
24,000 g Howard Hughes Corp 4 .125 02/01/29 24,030
26,000 g Howard Hughes Corp 4 .375 02/01/31 26,154
50,000 iStar, Inc 4 .750 10/01/24 52,875
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 28,490
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 29,652
100,000 Life Storage LP 2 .200 10/15/30 99,159

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 100,000 Mid-America Apartments LP 4 .300% 10/15/23 $ 106,516
125,000 Mid-America Apartments LP 3 .750 06/15/24 134,035
200,000 Mid-America Apartments LP 2 .750 03/15/30 208,027
100,000 Mid-America Apartments LP 1 .700 02/15/31 94,889
100,000 Mid-America Apartments LP 2 .875 09/15/51 96,601
150,000 Regency Centers LP 3 .900 11/01/25 163,264
100,000 Regency Centers LP 3 .600 02/01/27 110,156
100,000 Regency Centers LP 2 .950 09/15/29 104,910
100,000 Retail Properties of America, Inc 4 .750 09/15/30 109,973
87,000 SITE Centers Corp 3 .625 02/01/25 92,191
40,000 g Uniti Group LP 4 .750 04/15/28 40,850
50,000 Weingarten Realty Investors 3 .375 10/15/22 51,090
100,000 Weingarten Realty Investors 4 .450 01/15/24 106,789
100,000 Weingarten Realty Investors 3 .850 06/01/25 107,388
100,000 Weingarten Realty Investors 3 .250 08/15/26 106,389
TOTAL REAL ESTATE 5,809,842
RETAILING - 0.8%
50,000 e AutoNation, Inc 3 .800 11/15/27 54,876
100,000 AutoNation, Inc 2 .400 08/01/31 97,459
100,000 AutoZone, Inc 1 .650 01/15/31 94,987
25,000 Chevron USA, Inc 3 .850 01/15/28 28,228
100,000 Chevron USA, Inc 5 .050 11/15/44 133,065
45,000 g Lithia Motors, Inc 4 .625 12/15/27 47,363
38,000 g Magic Mergeco, Inc 5 .250 05/01/28 39,197
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 138,916
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 114,594
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 239,498
200,000 g Prosus NV 3 .680 01/21/30 207,492
50,000 g Staples, Inc 7 .500 04/15/26 50,711
200,000 Target Corp 2 .350 02/15/30 207,003
100,000 e Walmart, Inc 1 .050 09/17/26 99,976
225,000 Walmart, Inc 1 .800 09/22/31 223,067
100,000 Walmart, Inc 2 .500 09/22/41 99,565
TOTAL RETAILING 1,875,997
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
332,000 Broadcom, Inc 4 .150 11/15/30 367,847
175,000 g Broadcom, Inc 2 .450 02/15/31 169,475
39,000 g Broadcom, Inc 3 .469 04/15/34 40,160
18,000 g Broadcom, Inc 3 .187 11/15/36 17,948
100,000 e Lam Research Corp 4 .000 03/15/29 114,779
200,000 NVIDIA Corp 2 .000 06/15/31 198,943
100,000 g NXP BV 3 .875 06/18/26 110,173
100,000 g NXP BV 3 .400 05/01/30 108,545
150,000 Skyworks Solutions, Inc 1 .800 06/01/26 151,987
25,000 Texas Instruments, Inc 4 .150 05/15/48 31,008
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,310,865
SOFTWARE & SERVICES - 0.8%
150,000 Adobe, Inc 2 .300 02/01/30 155,153
10,000 g Camelot Finance S.A. 4 .500 11/01/26 10,387
30,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 30,000
100,000 Fidelity National Information Services, Inc 2 .250 03/01/31 99,259
250,000 Fiserv, Inc 2 .750 07/01/24 263,270
250,000 Fiserv, Inc 3 .500 07/01/29 272,236
100,000 Global Payments, Inc 2 .650 02/15/25 104,521
175,000 Global Payments, Inc 3 .200 08/15/29 184,992
147,000 Microsoft Corp 2 .525 06/01/50 141,452
48,000 Microsoft Corp 2 .921 03/17/52 49,622
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 15,413
50,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 48,261
100,000 salesforce.com, Inc 3 .700 04/11/28 112,246
100,000 salesforce.com, Inc 1 .950 07/15/31 99,526
100,000 salesforce.com, Inc 2 .700 07/15/41 99,704

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 100,000 Visa, Inc 2 .700% 04/15/40 $ 102,315
TOTAL SOFTWARE & SERVICES 1,788,357
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000 Amphenol Corp 2 .800 02/15/30 209,623
175,000 Apple, Inc 2 .450 08/04/26 185,171
575,000 Apple, Inc 2 .050 09/11/26 598,349
100,000 Apple, Inc 2 .650 02/08/51 95,661
100,000 Dell International LLC 5 .300 10/01/29 120,882
80,000 g Imola Merger Corp 4 .750 05/15/29 82,761
50,000 g Sensata Technologies BV 4 .000 04/15/29 50,898
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,343,345
TELECOMMUNICATION SERVICES - 3.3%
200,000 g Altice France S.A. 5 .125 07/15/29 196,095
225,000 AT&T, Inc 4 .300 02/15/30 258,205
200,000 AT&T, Inc 2 .250 02/01/32 194,733
564,000 AT&T, Inc 2 .550 12/01/33 554,873
150,000 AT&T, Inc 4 .500 05/15/35 175,597
300,000 AT&T, Inc 3 .300 02/01/52 290,478
405,000 AT&T, Inc 3 .550 09/15/55 399,388
76,000 AT&T, Inc 3 .800 12/01/57 77,638
11,000 AT&T, Inc 3 .650 09/15/59 10,966
100,000 g Avaya, Inc 6 .125 09/15/28 105,147
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 251,346
200,000 g C&W Senior Financing Designated Activity Co 7 .500 10/15/26 207,422
50,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 74,544
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 196,500
200,000 g Millicom International Cellular S.A. 4 .500 04/27/31 209,100
200,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 227,762
200,000 g Network i2i Ltd 3 .975 N/A‡ 201,500
50,000 Orange S.A. 5 .375 01/13/42 66,756
500,000 g SBA Tower Trust 2 .836 01/15/25 517,838
420,000 g SBA Tower Trust 1 .884 01/15/26 425,261
100,000 Telefonica Emisiones SAU 4 .103 03/08/27 112,348
100,000 Telefonica Emisiones SAU 4 .895 03/06/48 120,223
20,000 T-Mobile USA, Inc 2 .250 02/15/26 20,225
30,000 T-Mobile USA, Inc 2 .625 02/15/29 30,317
225,000 T-Mobile USA, Inc 3 .875 04/15/30 248,436
350,000 T-Mobile USA, Inc 2 .550 02/15/31 351,247
100,000 T-Mobile USA, Inc 3 .000 02/15/41 96,753
100,000 T-Mobile USA, Inc 4 .500 04/15/50 116,577
125,000 T-Mobile USA, Inc 3 .300 02/15/51 120,858
100,000 Verizon Communications, Inc 3 .150 03/22/30 106,946
50,000 Verizon Communications, Inc 1 .680 10/30/30 47,547
25,000 Verizon Communications, Inc 1 .750 01/20/31 23,762
258,000 Verizon Communications, Inc 4 .272 01/15/36 303,076
550,000 Verizon Communications, Inc 3 .400 03/22/41 574,388
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 204,336
175,000 Vodafone Group plc 4 .375 02/19/43 203,313
150,000 Vodafone Group plc 4 .250 09/17/50 172,450
TOTAL TELECOMMUNICATION SERVICES 7,493,951
TRANSPORTATION - 0.4%
100,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 103,088
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 271,581
100,000 CSX Corp 3 .800 03/01/28 111,777
100,000 CSX Corp 4 .250 03/15/29 114,954
26,000 g Delta Air Lines, Inc 7 .000 05/01/25 30,323
90,000 g First Student Bidco, Inc 4 .000 07/31/29 88,763
100,000 g Union Pacific Corp 2 .891 04/06/36 103,834
125,000 Union Pacific Corp 3 .839 03/20/60 143,411
TOTAL TRANSPORTATION 967,731
UTILITIES - 3.7%

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 100,000 AEP Transmission Co LLC 3 .100% 12/01/26 $ 107,757
100,000 AEP Transmission Co LLC 4 .000 12/01/46 117,082
100,000 AEP Transmission Co LLC 2 .750 08/15/51 95,330
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 205,589
100,000 American Water Capital Corp 3 .000 12/01/26 108,068
250,000 American Water Capital Corp 2 .800 05/01/30 262,226
100,000 American Water Capital Corp 4 .000 12/01/46 116,532
50,000 American Water Capital Corp 3 .750 09/01/47 56,055
100,000 American Water Capital Corp 3 .450 05/01/50 106,380
200,000 Atmos Energy Corp 1 .500 01/15/31 188,147
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 141,375
200,000 g Becle SAB de C.V. 2 .500 10/14/31 197,952
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 54,538
200,000 Black Hills Corp 4 .250 11/30/23 213,676
100,000 Black Hills Corp 3 .150 01/15/27 106,517
100,000 Commonwealth Edison Co 2 .750 09/01/51 95,733
100,000 Consumers Energy Co 2 .650 08/15/52 94,607
100,000 Dominion Energy, Inc 2 .250 08/15/31 99,685
250,000 Dominion Energy, Inc 3 .300 04/15/41 259,429
175,000 DTE Electric Co 2 .250 03/01/30 177,611
100,000 Duke Energy Carolinas LLC 2 .550 04/15/31 103,575
500,000 Duke Energy Corp 3 .300 06/15/41 507,913
50,000 Duke Energy Progress LLC 2 .500 08/15/50 45,335
100,000 Edison International 5 .375 N/A‡ 103,405
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 198,387
100,000 Eversource Energy 0 .800 08/15/25 98,464
275,000 Eversource Energy 1 .650 08/15/30 261,179
175,000 Exelon Generation Co LLC 3 .400 03/15/22 176,919
100,000 Florida Power & Light Co 3 .990 03/01/49 119,822
100,000 Indiana Michigan Power Co 3 .750 07/01/47 111,400
100,000 h Life Storage LP 2 .400 10/15/31 99,030
150,000 MidAmerican Energy Co 3 .650 04/15/29 167,847
125,000 MidAmerican Energy Co 3 .650 08/01/48 140,249
250,000 g NBK SPC Ltd 1 .625 09/15/27 246,875
200,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 201,141
450,000 NiSource, Inc 1 .700 02/15/31 423,895
125,000 g NRG Energy, Inc 2 .450 12/02/27 126,846
50,000 NRG Energy, Inc 5 .750 01/15/28 53,187
100,000 NSTAR Electric Co 3 .950 04/01/30 114,193
125,000 Ohio Power Co 4 .150 04/01/48 148,646
125,000 Ohio Power Co 4 .000 06/01/49 145,616
100,000 ONE Gas, Inc 3 .610 02/01/24 105,534
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 12,510
100,000 PECO Energy Co 3 .000 09/15/49 100,402
200,000 PECO Energy Co 2 .800 06/15/50 196,036
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 211,740
200,000 e,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 199,796
225,000 Public Service Co of Colorado 1 .875 06/15/31 221,137
125,000 Public Service Co of Colorado 3 .200 03/01/50 132,473
200,000 g Saka Energi Indonesia PT 4 .450 05/05/24 192,229
300,000 Southern Co 4 .000 01/15/51 317,121
55,000 e Virginia Electric & Power Co 2 .950 01/15/22 55,067
75,000 Virginia Electric & Power Co 2 .950 11/15/26 80,496
50,000 Virginia Electric & Power Co 3 .500 03/15/27 55,184
TOTAL UTILITIES 8,277,938
TOTAL CORPORATE BONDS 101,972,037
(Cost $98,060,509)
GOVERNMENT BONDS - 32.2%
FOREIGN GOVERNMENT BONDS - 3.5%
200,000 g African Export-Import Bank 2 .634 05/17/26 204,325
325,000 g Airport Authority 1 .625 02/04/31 312,845
200,000 g Bahrain Government International Bond 5 .450 09/16/32 194,337

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EUR $ 100,000 g Banque Ouest Africaine de Developpement 2 .750% 01/22/33 $ 123,725
200,000 g Bermuda Government International Bond 3 .717 01/25/27 219,002
50,000 g Bermuda Government International Bond 4 .750 02/15/29 57,990
200,000 g Bermuda Government International Bond 2 .375 08/20/30 198,000
200,000 g BNG Bank NV 2 .625 02/27/24 210,234
200,000 Brazilian Government International Bond 3 .875 06/12/30 193,890
400,000 Colombia Government International Bond 3 .250 04/22/32 373,008
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 177,502
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 204,002
13,286 g Ecuador Government International Bond 0 .000 07/31/30 7,092
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 66,802
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 37,182
200,000 g Egypt Government International Bond 7 .053 01/15/32 193,957
100,000 European Investment Bank 4 .875 02/15/36 137,317
200,000 g Export-Import Bank of India 2 .250 01/13/31 185,732
200,000 g Guatemala Government Bond 3 .700 10/07/33 195,258
200,000 g Hungary Government International Bond 3 .125 09/21/51 196,891
203,125 g Iraq Government International Bond 5 .800 01/15/28 195,812
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 211,165
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 105,579
300,000 e,g Jordan Government International Bond 4 .950 07/07/25 312,781
200,000 g Korea Electric Power Corp 1 .125 06/15/25 198,926
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 198,339
250,000 Mexico Government International Bond 4 .150 03/28/27 281,987
225,000 Mexico Government International Bond 3 .250 04/16/30 230,393
32,000 Mexico Government International Bond 6 .050 01/11/40 39,139
275,000 Mexico Government International Bond 4 .280 08/14/41 280,582
160,000 Panama Notas del Tesoro 3 .750 04/17/26 171,680
166,979 g Provincia de Buenos Aires 3 .900 09/01/37 80,150
200,000 g Provincia de Mendoza Argentina (Step Bond) 4 .250 03/19/29 140,000
200,000 g Qatar Government International Bond 3 .750 04/16/30 225,427
300,000 g Republic of Uzbekistan Bond 4 .750 02/20/24 314,104
200,000 g Republic of Uzbekistan Bond 3 .700 11/25/30 193,666
275,000 g Rwanda International Government Bond 5 .500 08/09/31 286,285
500,000 g Saudi Government International Bond 3 .750 01/21/55 521,455
200,000 g Serbia International Bond 2 .125 12/01/30 187,261
EUR 275,000 g Ukraine Government International Bond 4 .375 01/27/30 294,412
TOTAL FOREIGN GOVERNMENT BONDS 7,958,234
MORTGAGE BACKED - 21.5%
59,276 Federal Home Loan Mortgage Corp (FHLMC) 3 .500 08/15/43 60,648
89,963 FHLMC 3 .500 03/15/44 95,278
76,647 i FHLMC LIBOR 1 M + 5.920% 5 .836 03/15/44 13,589
321,433 FHLMC 4 .000 10/01/47 355,497
24,573 FHLMC 4 .000 06/01/48 26,945
130,980 i FHLMC LIBOR 1 M + 9.920% 9 .786 06/15/48 151,325
14,872 FHLMC 4 .000 07/01/48 16,372
176,421 i FHLMC LIBOR 1 M + 9.840% 9 .706 10/15/48 210,409
1,301,086 FHLMC 3 .000 11/01/49 1,383,202
269,578 FHLMC 2 .000 09/25/50 31,565
423,485 FHLMC 2 .500 11/25/50 70,315
530,174 FHLMC 2 .500 02/25/51 91,476
21,448 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 24,453
6,676 FGLMC 5 .000 07/01/39 7,638
169,601 FGLMC 3 .500 04/01/45 185,589
507,989 FGLMC 3 .500 08/01/45 558,291
197,426 FGLMC 4 .000 12/01/45 219,076
224,394 FGLMC 3 .500 08/01/46 244,986
14,049 FGLMC 4 .500 06/01/47 15,728
372,636 FGLMC 4 .000 09/01/47 412,138
120,006 FGLMC 3 .500 12/01/47 130,035
84,984 FGLMC 4 .000 07/01/48 93,580
117,733 FGLMC 4 .500 08/01/48 131,495
120,358 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 128,972
184,611 FNMA 3 .000 10/01/32 195,057

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 1,600,000 h FNMA 2 .500% 10/25/32 $ 1,666,812
95,754 FNMA 5 .000 05/01/35 109,031
6,641 FNMA 7 .500 07/01/35 6,668
2,700,000 h FNMA 2 .000 10/25/35 2,780,684
109,021 FNMA 5 .000 02/01/36 124,391
300,000 h FNMA 1 .500 10/25/36 302,965
114,481 FNMA 3 .000 10/01/39 119,781
87,573 FNMA 3 .000 05/01/40 92,065
177,218 FNMA 5 .000 09/01/40 200,366
86,613 FNMA 4 .000 09/01/42 94,576
105,871 i FNMA LIBOR 1 M + 5.950% 5 .864 09/25/43 19,675
44,757 FNMA 4 .000 01/01/44 49,537
46,528 FNMA 4 .500 03/01/44 52,354
202,528 FNMA 4 .500 10/01/44 225,681
399,576 FNMA 4 .500 11/01/44 445,257
92,168 FNMA 5 .000 11/01/44 104,847
32,333 FNMA 4 .000 01/01/45 35,306
254,007 FNMA 3 .000 02/25/45 263,269
27,444 FNMA 3 .000 02/25/45 28,079
115,780 FNMA 4 .000 06/01/45 127,443
101,824 FNMA 4 .000 12/01/45 112,633
448,852 FNMA 3 .000 12/25/45 460,675
408,159 FNMA 3 .500 01/01/46 445,486
262,286 FNMA 4 .000 01/01/46 290,312
14,761 FNMA 4 .000 03/01/46 16,309
25,128 FNMA 4 .000 04/01/46 27,661
152,899 FNMA 3 .500 07/01/46 166,882
410,761 FNMA 3 .500 07/01/46 448,080
79,635 FNMA 3 .000 10/01/46 82,282
295,291 FNMA 3 .000 11/01/46 312,135
64,790 FNMA 3 .000 04/25/47 68,645
192,518 FNMA 3 .500 09/01/47 206,957
9,202 FNMA 3 .000 11/01/47 9,480
19,996 FNMA 3 .000 11/01/47 20,613
191,079 FNMA 3 .500 11/01/47 208,443
325,037 FNMA 4 .000 12/01/47 359,037
33,534 FNMA 4 .000 12/01/47 36,175
69,640 FNMA 3 .500 01/01/48 76,021
247,441 FNMA 3 .500 01/01/48 269,174
114,339 FNMA 4 .500 01/01/48 127,308
109,772 FNMA 4 .500 02/01/48 122,198
604,876 FNMA 3 .000 02/25/48 637,477
154,874 FNMA 3 .500 03/01/48 164,728
86,889 FNMA 4 .000 03/01/48 95,072
446,925 FNMA 4 .500 03/01/48 495,370
28,127 FNMA 4 .000 04/01/48 30,102
62,654 FNMA 4 .500 05/01/48 69,195
86,803 FNMA 4 .500 05/01/48 96,213
124,270 FNMA 5 .000 08/01/48 138,409
76,159 FNMA 3 .000 08/01/49 81,921
210,767 FNMA 3 .000 01/25/50 220,450
320,484 FNMA 3 .000 07/01/50 343,323
200,970 FNMA 2 .000 08/25/50 23,626
770,000 h FNMA 3 .000 10/25/50 805,703
597,425 FNMA 2 .500 11/25/50 84,250
109,805 FNMA 3 .000 02/25/51 16,297
3,810,000 h FNMA 2 .000 10/25/51 3,820,269
2,365,000 h FNMA 2 .500 10/25/51 2,438,444
4,020,000 h FNMA 2 .000 11/25/51 4,023,612
5,570,000 h FNMA 2 .500 11/25/51 5,732,096
3,000,000 h FNMA 3 .000 11/25/51 3,135,189
300,000 g,i Flagstar Mortgage Trust 3 .000 10/25/51 311,083
4,057 Government National Mortgage Association (GNMA) 5 .000 03/15/34 4,593
32,476 GNMA 5 .000 06/15/34 36,781
2,612 GNMA 5 .000 04/15/38 2,966

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 3,619 GNMA 4 .500% 04/15/40 $ 4,048
146,221 GNMA 4 .000 06/20/46 17,864
1,400,000 h GNMA 3 .000 10/20/46 1,462,672
1,350,000 h GNMA 3 .000 11/20/47 1,408,061
179,179 GNMA 3 .500 01/20/49 194,281
840,000 h GNMA 2 .000 10/20/51 852,108
4,800,000 h GNMA 2 .500 10/20/51 4,955,062
890,000 h GNMA 2 .000 11/20/51 901,125
173,429 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 173,768
148,159 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 148,541
TOTAL MORTGAGE BACKED 48,493,651
MUNICIPAL BONDS - 2.0%
200,000 City & County of San Francisco CA Community Facilities District 3 .264 09/01/25 215,605
200,000 City & County of San Francisco CA Community Facilities District 4 .038 09/01/34 223,158
300,000 City of New York NY 3 .430 12/01/24 325,304
150,000 Commonwealth Financing Authority 3 .864 06/01/38 170,436
500,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 538,843
350,000 Michigan Finance Authority 2 .988 09/01/49 367,433
170,000 New York State Dormitory Authority 4 .294 07/01/44 193,665
1,400,000 State of Illinois 5 .100 06/01/33 1,631,765
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 332,559
500,000 University of California 3 .063 07/01/25 537,919
TOTAL MUNICIPAL BONDS 4,536,687
U.S. TREASURY SECURITIES - 5.2%
1,100,000 United States Treasury Bond 3 .125 11/15/41 1,310,031
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,810,326
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,870,687
765,000 United States Treasury Bond 3 .000 05/15/47 907,511
176,000 United States Treasury Bond 3 .375 11/15/48 224,208
1,082,280 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,155,799
205,000 United States Treasury Note 0 .125 01/31/23 204,896
100,000 United States Treasury Note 0 .125 05/31/23 99,840
715,000 United States Treasury Note 0 .750 08/31/26 707,347
240,000 United States Treasury Note 0 .500 10/31/27 230,334
1,679,000 United States Treasury Note 1 .125 08/31/28 1,659,062
130,000 United States Treasury Note 1 .250 08/15/31 126,852
300,000 United States Treasury Note 2 .250 05/15/41 311,953
945,000 United States Treasury Note 2 .375 05/15/51 1,008,492
3,200 United States Treasury Note 2 .000 08/15/51 3,144
TOTAL U.S. TREASURY SECURITIES 11,630,482
TOTAL GOVERNMENT BONDS 72,619,054
(Cost $70,808,526)
STRUCTURED ASSETS - 16.9%
ASSET BACKED - 7.8%
250,000 g Affirm Asset Securitization Trust 1 .660 08/15/25 251,214
Series - 2021 A (Class C)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 256,424
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 252,191
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 248,830
Series - 2021 1 (Class D)
99,904 g AMSR Trust 1 .819 04/17/37 100,817
Series - 2020 SFR1 (Class A)
100,000 g AMSR Trust 3 .148 01/19/39 102,828
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 103,464
Series - 2019 SFR1 (Class D)
500,000 g Avis Budget Rental Car Funding AESOP LLC 3 .450 03/20/23 503,955
Series - 2019 1A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 200,000 g Avis Budget Rental Car Funding AESOP LLC 3 .700% 03/20/23 $ 201,580
Series - 2019 1A (Class B)
250,000 g Avis Budget Rental Car Funding AESOP LLC 2 .970 03/20/24 258,087
Series - 2017 2A (Class A)
228,768 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 238,600
Series - 2019 A (Class A)
203,420 g Capital Automotive REIT 3 .870 04/15/47 203,918
Series - 2017 1A (Class A1)
98,755 g Capital Automotive REIT 1 .440 08/15/51 98,712
Series - 2021 1A (Class A1)
100,000 g Capital Automotive REIT 1 .920 08/15/51 99,975
Series - 2021 1A (Class A3)
250,000 CarMax Auto Owner Trust 1 .280 07/15/27 248,977
Series - 2021 1 (Class D)
99,250 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 98,406
Series - 2020 1A (Class A1)
99,625 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 102,158
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 107,902
Series - 2020 1A (Class B1)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 250,178
Series - 2020 1A (Class B1R)
144,702 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .520 04/07/52 362
Series - 2007 1A (Class A2)
5,136 Centex Home Equity 5 .540 01/25/32 5,277
Series - 2002 A (Class AF6)
473,040 g CF Hippolyta LLC 1 .690 07/15/60 479,450
Series - 2020 1 (Class A1)
234,434 g CF Hippolyta LLC 1 .990 07/15/60 234,506
Series - 2020 1 (Class A2)
94,879 g CF Hippolyta LLC 2 .280 07/15/60 96,264
Series - 2020 1 (Class B1)
248,535 g CF Hippolyta LLC 1 .530 03/15/61 250,166
Series - 2021 1A (Class A1)
248,535 g CF Hippolyta LLC 1 .980 03/15/61 249,159
Series - 2021 1A (Class B1)
250,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 1 .784 08/24/32 250,000
Series - 2020 2A (Class A1)
122,500 g DB Master Finance LLC 4 .352 05/20/49 133,073
Series - 2019 1A (Class A23)
78,367 g Diamond Resorts Owner Trust 3 .700 01/21/31 81,147
Series - 2018 1 (Class A)
102,089 g Diamond Resorts Owner Trust 2 .890 02/20/32 104,710
Series - 2019 1A (Class A)
81,673 g Diamond Resorts Owner Trust 2 .050 11/21/33 82,244
Series - 2021 1A (Class B)
333,374 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 345,477
Series - 2015 1A (Class A2II)
218,813 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 226,552
Series - 2018 1A (Class A2I)
149,625 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 153,877
Series - 2021 1A (Class A2I)
154,800 g Driven Brands Funding LLC 4 .739 04/20/48 163,734
Series - 2018 1A (Class A2)
500,000 g DT Auto Owner Trust 1 .160 11/16/26 498,333
Series - 2021 1A (Class D)
61,940 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 1 .184 05/25/37 62,029
Series - 2007 2 (Class A2C)
246,873 g FNA VI LLC 1 .350 01/10/32 246,610
Series - 2021 1A (Class A)
99,413 g HERO Funding Trust 3 .190 09/20/48 103,259
Series - 2017 3A (Class A1)
99,413 g HERO Funding Trust 3 .950 09/20/48 104,938
Series - 2017 3A (Class A2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 150,000 g Hertz Vehicle Financing LLC 1 .560% 12/26/25 $ 150,616
Series - 2021 1A (Class B)
189,791 g Hilton Grand Vacations Trust 2 .960 12/26/28 193,309
Series - 2017 AA (Class B)
138,863 g Hilton Grand Vacations Trust 2 .340 07/25/33 142,507
Series - 2019 AA (Class A)
6,245 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 6,303
Series - 2003 1 (Class M1)
439,430 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 440,568
Series - 2019 1 (Class A)
230,555 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 229,984
Series - 2019 2 (Class A)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 1 .334 01/17/38 100,148
Series - 2018 SFR4 (Class B)
73,976 i JP Morgan Mortgage Acquisition Trust LIBOR 1 M + 0.320% 0 .406 03/25/37 73,584
Series - 2007 CH3 (Class A1B)
78,712 i JP Morgan Mortgage Acquisition Trust LIBOR 1 M + 0.160% 0 .246 06/25/37 77,838
Series - 2007 CH5 (Class A1)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 2 .866 10/06/23 250,100
250,000 g,i Madison Park Funding X Ltd LIBOR 3 M + 1.600% 1 .734 01/20/29 250,007
Series - 2012 10A (Class BR3)
215,108 g MVW Owner Trust 2 .420 12/20/34 219,148
Series - 2017 1A (Class A)
148,016 g MVW Owner Trust 3 .450 01/21/36 153,421
Series - 2018 1A (Class A)
125,161 g MVW Owner Trust 3 .000 11/20/36 127,250
Series - 2019 1A (Class B)
63,866 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 64,295
Series - 2020 HA (Class A)
100,000 g Navient Private Education Refi Loan Trust 2 .780 01/15/69 102,761
Series - 2020 HA (Class B)
213,329 g Navient Student Loan Trust 3 .390 12/15/59 222,190
Series - 2019 BA (Class A2A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 1 .186 04/16/33 250,725
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 1 .526 04/16/33 250,193
Series - 2021 40A (Class B)
245,644 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 245,178
Series - 2021 1A (Class A1)
250,000 g OneMain Financial Issuance Trust 3 .840 05/14/32 258,399
Series - 2020 1A (Class A)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 151,973
Series - 2020 2A (Class A)
250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 250,668
Series - 2021 A (Class A)
200,000 g PFS Financing Corp 1 .270 06/15/25 202,448
Series - 2020 A (Class A)
125,000 g PFS Financing Corp 1 .000 10/15/25 125,992
Series - 2020 E (Class A)
200,000 g PFS Financing Corp 0 .970 02/15/26 201,167
Series - 2020 G (Class A)
250,000 g PFS Financing Corp 0 .960 04/15/26 249,792
Series - 2021 A (Class B)
100,000 g Progress Residential Trust 2 .937 10/17/36 101,422
Series - 2019 SFR4 (Class B)
100,000 g Progress Residential Trust 2 .082 10/17/38 99,172
Series - 2021 SFR8 (Class D)
250,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 253,196
Series - 2020 4 (Class D)
124,375 g ServiceMaster Funding LLC 2 .841 10/30/51 126,584
Series - 2020 1 (Class A2I)
245,625 g SERVPRO Master Issuer LLC 3 .882 10/25/49 256,178
Series - 2019 1A (Class A2)
249,375 g SERVPRO Master Issuer LLC 2 .394 04/25/51 250,501
Series - 2021 1A (Class A2)

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 471,565 †,g Settlement Fee Finance LLC 3 .840% 11/01/49 $ 467,566
Series - 2019 1A (Class A)
166,529 g Sierra Timeshare Receivables Funding LLC 3 .200 03/20/34 167,346
Series - 2017 1A (Class B)
75,466 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 77,854
Series - 2019 1A (Class A)
73,487 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 73,555
Series - 2021 1A (Class A)
73,487 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 73,416
Series - 2021 1A (Class B)
73,487 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 73,592
Series - 2021 1A (Class C)
28,094 g SoFi Professional Loan Program LLC 2 .760 12/26/36 28,285
Series - 2016 A (Class A2)
215,239 g SoFi Professional Loan Program LLC 2 .840 01/25/41 220,128
Series - 2017 F (Class A2FX)
29,771 g SoFi Professional Loan Program LLC 2 .060 05/15/46 29,827
Series - 2020 A (Class A1FX)
130,365 g SolarCity LMC 4 .020 07/20/44 132,602
Series - 2014 2 (Class A)
380,829 g Sonic Capital LLC 3 .845 01/20/50 400,683
Series - 2020 1A (Class A2I)
250,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 251,361
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 249,539
Series - 2021 1A (Class A2)
5,605 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 0 .986 09/25/34 5,602
Series - 2004 8 (Class M1)
12,267 i Structured Asset Investment Loan Trust LIBOR 1 M + 1.000% 1 .086 09/25/34 12,361
Series - 2004 8 (Class A9)
95,750 g Taco Bell Funding LLC 4 .970 05/25/46 102,544
Series - 2016 1A (Class A23)
130,000 g Taco Bell Funding LLC 1 .946 08/25/51 129,896
Series - 2021 1A (Class A2I)
100,000 g Taco Bell Funding LLC 2 .294 08/25/51 99,590
Series - 2021 1A (Class A2II)
96,449 g Tricon American Homes Trust 2 .716 09/17/34 96,388
Series - 2017 SFR1 (Class A)
100,000 g Tricon American Homes Trust 4 .011 09/17/34 99,938
Series - 2017 SFR1 (Class E)
97,036 g Tricon American Homes Trust 2 .928 01/17/36 98,689
Series - 2017 SFR2 (Class A)
100,000 g Tricon American Homes Trust 3 .275 01/17/36 101,570
Series - 2017 SFR2 (Class B)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 3 .778 12/07/23 259,025
289,275 g Wendy's Funding LLC 2 .370 06/15/51 291,695
Series - 2021 1A (Class A2I)
497,500 g Wingstop Funding LLC 2 .841 12/05/50 511,723
Series - 2020 1A (Class A2)
TOTAL ASSET BACKED 17,731,775
OTHER MORTGAGE BACKED - 9.1%
6,844 g,i Agate Bay Mortgage Trust 3 .500 11/25/44 6,896
Series - 2014 3 (Class A13)
166,305 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 167,938
Series - 2015 6 (Class A9)
13,686 i Alternative Loan Trust LIBOR 1 M + 0.750% 0 .836 06/25/34 14,063
Series - 2004 8CB (Class M1)
200,000 g BBCMS Trust 4 .197 08/10/35 224,971
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 453,660
Series - 2019 B9 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 486,511
Series - 2021 B28 (Class B)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 500,000 i Benchmark Mortgage Trust 2 .429% 08/15/54 $ 502,346
Series - 2021 B28 (Class AS)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 251,275
Series - 2020 P1 (Class A2)
500,000 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 534,413
Series - 2016 C7 (Class ASB)
13,617 i CHL Mortgage Pass-Through Trust 2 .684 02/20/35 13,795
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 258,233
Series - 2013 375P (Class B)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 290,898
Series - 2019 GC41 (Class B)
745,447 COMM Mortgage Trust 2 .853 10/15/45 759,752
Series - 2012 CR4 (Class A3)
1,000,000 g,i COMM Mortgage Trust 4 .061 06/10/46 1,035,290
Series - 2013 CR8 (Class B)
500,000 g,i COMM Mortgage Trust 4 .927 06/10/47 503,856
Series - 2014 UBS3 (Class D)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 321,585
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .243 03/10/48 201,848
Series - 2015 CR22 (Class D)
250,000 COMM Mortgage Trust 3 .801 05/10/48 270,170
Series - 2015 CR23 (Class AM)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 586,967
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .433 05/10/48 212,978
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 542,618
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 271,902
Series - 2015 CR27 (Class AM)
600,000 i COMM Mortgage Trust 4 .158 10/10/48 655,068
Series - 2015 LC23 (Class AM)
93,907 i Connecticut Avenue Securities LIBOR 1 M + 2.600% 2 .686 05/25/24 95,042
Series - 2014 C02 (Class 1M2)
126,512 i Connecticut Avenue Securities LIBOR 1 M + 3.000% 3 .086 07/25/24 128,701
Series - 2014 C03 (Class 1M2)
35,391 i Connecticut Avenue Securities LIBOR 1 M + 5.900% 5 .986 10/25/28 37,174
Series - 2016 C03 (Class 2M2)
86,979 i Connecticut Avenue Securities LIBOR 1 M + 0.850% 0 .936 09/25/29 84,991
Series - 2017 C02 (Class 2ED4)
42,449 i Connecticut Avenue Securities LIBOR 1 M + 2.200% 2 .286 01/25/30 43,379
Series - 2017 C05 (Class 1M2)
7,740 i Connecticut Avenue Securities LIBOR 1 M + 2.200% 2 .286 01/25/30 7,748
Series - 2017 C05 (Class 1M2A)
26,351 i Connecticut Avenue Securities LIBOR 1 M + 0.850% 0 .936 10/25/30 26,275
Series - 2018 C03 (Class 1EA2)
22,287 g,i Credit Suisse Commercial Mortgage Trust LIBOR 1 M + 1.150% 1 .236 05/25/36 22,314
Series - 2006 CF2 (Class M3)
46,444 g,i CSMC Trust 3 .500 02/25/48 47,629
Series - 2018 J1 (Class A2)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 200,241
Series - 2020 C9 (Class AM)
43,182 i Fieldstone Mortgage Investment Trust LIBOR 1 M + 0.735% 0 .821 12/25/35 43,128
Series - 2005 2 (Class M2)
73,355 g,i FirstKey Mortgage Trust 3 .500 11/25/44 74,643
Series - 2014 1 (Class A8)
91,551 g,i Flagstar Mortgage Trust 4 .103 10/25/47 91,896
Series - 2017 2 (Class B3)
9,351 g,i Flagstar Mortgage Trust 4 .000 09/25/48 9,411
Series - 2018 5 (Class A11)
197,171 g,i Flagstar Mortgage Trust 2 .500 06/01/51 197,931
Series - 2021 4 (Class A21)

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 10,000 g,i Freddie Mac STACR REMIC Trust 2 .100% 12/25/33 $ 10,091
Series - 2021 HQA2 (Class M2)
65,000 g,i Freddie Mac STACR REMIC Trust 1 .700 01/25/34 65,531
Series - 2021 DNA5 (Class M2)
10,465 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .728 02/25/48 10,443
Series - 2018 SPI1 (Class M2)
21,261 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .809 05/25/48 21,252
Series - 2018 SPI2 (Class M2)
11,628 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 11,655
Series - 2019 PJ2 (Class A4)
49,276 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 50,056
Series - 2020 PJ4 (Class A4)
97,886 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 98,077
Series - 2021 PJ5 (Class A4)
92,067 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 92,016
Series - 2021 PJ2 (Class A4)
368,896 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 369,949
Series - 2021 PJ7 (Class A4)
177,844 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 178,351
Series - 2021 PJ8 (Class A4)
279,092 g,i GS MortSecurities Trust 2 .500 11/25/51 279,804
Series - 2021 PJ6 (Class A4)
36,099 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 0 .707 08/19/45 36,526
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 422,811
Series - 2016 10HY (Class A)
71,220 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 71,702
Series - 2020 NQM1 (Class A3)
57,277 g,i JP Morgan Chase Commercial Mortgage Securities Corp 5 .575 07/15/46 59,582
Series - 2011 C4 (Class C)
300,000 g JP Morgan Chase Commercial Mortgage Securities Trust 4 .021 07/05/32 304,118
Series - 2012 HSBC (Class C)
78,120 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 2 .103 12/25/44 79,598
Series - 2015 1 (Class B1)
14,143 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 14,323
Series - 2016 1 (Class A13)
32,694 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 33,198
Series - 2017 2 (Class A13)
23,298 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 23,476
Series - 2018 3 (Class A13)
60,847 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 62,164
Series - 2018 5 (Class A13)
47,902 g,i JP Morgan Mortgage Trust 3 .090 10/26/48 49,835
Series - 2017 5 (Class A2)
6,517 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 6,575
Series - 2018 8 (Class A13)
4,529 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 4,578
Series - 2018 9 (Class A13)
20,703 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 20,989
Series - 2019 1 (Class A15)
5,805 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 5,892
Series - 2019 1 (Class A3)
23,908 g,i JP Morgan Mortgage Trust 4 .689 09/25/49 24,309
Series - 2019 3 (Class B1)
39,443 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 1 .036 10/25/49 39,649
Series - 2019 INV1 (Class A11)
101,450 g,i JP Morgan Mortgage Trust 3 .869 06/25/50 104,062
Series - 2020 1 (Class B2)
170,863 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 171,197
Series - 2021 6 (Class A15)
82,482 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 82,850
Series - 2021 7 (Class A15)
114,313 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 114,893
Series - 2021 8 (Class A15)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 680,000 JPMBB Commercial Mortgage Securities Trust 3 .775% 08/15/47 $ 729,157
Series - 2014 C21 (Class A5)
500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 537,021
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 420,771
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 543,592
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .773 08/15/48 490,207
Series - 2015 C31 (Class B)
500,000 g,i Manhattan West 2 .413 09/10/39 507,938
Series - 2020 1MW (Class B)
66,834 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 65,309
Series - 2006 WMC1 (Class A1B)
328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 350,681
Series - 2014 C14 (Class AS)
23,155 i Morgan Stanley Capital I Trust LIBOR 1 M + 0.825% 0 .911 08/25/34 22,983
Series - 2004 HE6 (Class M1)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 1 .584 07/15/36 499,851
Series - 2019 MILE (Class A)
36,886 g,i New Residential Mortgage Loan Trust 3 .750 05/28/52 38,755
Series - 2015 1A (Class A3)
100,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 100,213
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 98,750
Series - 2021 INV2 (Class M1)
23,197 g,i OBX Trust LIBOR 1 M + 0.650% 0 .736 06/25/57 23,201
Series - 2018 1 (Class A2)
96,488 g,i Oceanview Mortgage Trust 2 .500 05/25/51 96,792
Series - 2021 1 (Class A19)
13,971 g,i Sequoia Mortgage Trust 3 .500 05/25/45 14,215
Series - 2015 2 (Class A1)
20,230 g,i Sequoia Mortgage Trust 3 .500 11/25/46 20,265
Series - 2016 3 (Class A10)
25,660 g,i Sequoia Mortgage Trust 3 .500 02/25/47 26,065
Series - 2017 2 (Class A19)
22,144 g,i Sequoia Mortgage Trust 3 .500 02/25/48 22,517
Series - 2018 2 (Class A1)
60,117 g,i Sequoia Mortgage Trust 3 .500 03/25/48 60,944
Series - 2018 3 (Class A1)
8,652 g,i Sequoia Mortgage Trust 4 .000 11/25/48 8,741
Series - 2018 8 (Class A19)
31,127 g,i Sequoia Mortgage Trust 4 .000 06/25/49 31,597
Series - 2019 2 (Class A1)
15,564 g,i Sequoia Mortgage Trust 4 .000 06/25/49 15,789
Series - 2019 2 (Class A19)
242,831 g,i Sequoia Mortgage Trust 3 .500 11/25/49 244,789
Series - 2019 4 (Class A1)
109,759 g,i Sequoia Mortgage Trust 3 .500 12/25/49 111,281
Series - 2019 5 (Class A1)
61,740 g,i Sequoia Mortgage Trust 3 .500 12/25/49 62,416
Series - 2019 5 (Class A19)
64,261 g,i Sequoia Mortgage Trust 3 .500 03/25/50 65,799
Series - 2020 2 (Class A1)
68,195 g,i Sequoia Mortgage Trust 3 .000 04/25/50 69,445
Series - 2020 3 (Class A19)
98,443 g,i Sequoia Mortgage Trust 2 .500 06/25/51 98,759
Series - 2021 4 (Class A19)
22,404 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 22,688
Series - 2017 1 (Class A19)
770,000 g SLG Office Trust 2 .851 07/15/41 746,532
Series - 2021 OVA (Class E)
57,734 i Structured Agency Credit Risk Debt Note (STACR) LIBOR 1 M + 2.300% 2 .472 08/25/30 58,465
Series - 2018 HQA1 (Class M2)

TIAA-CREF LIFE FUNDS - Core Bond Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
$ 250,000 g,i STACR 2 .150% 10/25/33 $ 255,078
Series - 2021 DNA3 (Class M2)
4,492 g,i STACR 4 .039 09/25/47 4,484
Series - 2017 SPI1 (Class M2)
675,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 680,874
Series - 2013 C6 (Class B)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 101,542
Series - 2019 4 (Class M1)
63,641 g Verus Securitization Trust 1 .733 05/25/65 63,911
Series - 2020 5 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 290,167
Series - 2015 NXS3 (Class D)
6,541 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 6,566
Series - 2019 2 (Class A17)
24,625 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 24,979
Series - 2019 4 (Class A1)
230,000 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 230,126
Series - 2021 2 (Class A17)
40,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 41,244
Series - 2013 C13 (Class AS)
TOTAL OTHER MORTGAGE BACKED 20,501,587
TOTAL STRUCTURED ASSETS 38,233,362
(Cost $37,641,029)
TOTAL BONDS 212,824,453
(Cost $206,510,064)
SHARES COMPANY
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
3,600 e Bank of America Corp 94,860
5,517 *,i Federal Home Loan Mortgage Corp 13,186
17,265 * Federal National Mortgage Association 44,889
4,000 JPMorgan Chase & Co 104,400
TOTAL BANKS 257,335
TOTAL PREFERRED STOCKS 257,335
(Cost $759,550)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 19.0%
GOVERNMENT AGENCY DEBT - 15.4%
$ 26,140,000 Federal Home Loan Bank (FHLB) 0 .000 10/22/21 26,139,695
5,730,000 FHLB 0 .000 10/25/21 5,729,923
3,000,000 FHLB 0 .000 10/27/21 2,999,957
TOTAL GOVERNMENT AGENCY DEBT 34,869,575
REPURCHASE AGREEMENT - 2.9%
6,535,000 r Fixed Income Clearing Corp (FICC) 0 .010 10/01/21 6,535,000
TOTAL REPURCHASE AGREEMENT 6,535,000
TREASURY DEBT - 0.1%
3,200,000 Egypt Treasury Bill 0 .000 02/22/22 194,300
TOTAL TREASURY DEBT 194,300
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%

TIAA-CREF LIFE FUNDS - Core Bond Fund

Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE VALUE
1,411,437 c State Street Navigator Securities Lending Government Money
Market Portfolio
0 .030% $ 1,411,437
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,411,437
TOTAL SHORT-TERM INVESTMENTS 43,010,312
(Cost $43,010,034)
TOTAL INVESTMENTS - 115.0% 259,981,425
(Cost $254,180,180)
OTHER ASSETS & LIABILITIES, NET - (15.0)% (34,000,410)
NET ASSETS - 100.0% $ 225,981,015
EGP Egyptian Pound
EUR Euro
IRB Interest Rate Reduction Bond
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,381,264.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $55,954,575 or 24.8% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $6,535,000 on 10/1/21, collateralized by U.S. Government Securities valued at $6,665,754.
Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:
Currency to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 125,649 EUR 106,371 CITIBANK N.A. 10/25/21 $2,444
EUR Euro

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS
BALANCED FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021
SHARES SECURITY VALUE
TIAA-CREF LIFE FUNDS—100.0%
a
FIXED INCOME—50.4%
3,663,097
TIAA-CREF Life Core Bond Fund $ 38,755,564
TOTAL FIXED INCOME 38,755,564
INTERNATIONAL EQUITY—10.0%
778,384
TIAA-CREF Life International Equity Fund 7,674,865
TOTAL INTERNATIONAL EQUITY 7,674,865
U.S. EQUITY—39.6%
354,947
TIAA-CREF Life Growth Equity Fund 7,102,479
319,214
TIAA-CREF Life Growth & Income Fund 7,603,671
376,142
TIAA-CREF Life Large-Cap Value Fund 6,578,730
87,867
TIAA-CREF Life Real Estate Securities Fund 1,515,714
91,281
TIAA-CREF Life Small-Cap Equity Fund 1,525,301
162,132
TIAA-CREF Life Stock Index Fund 6,084,805
TOTAL U.S. EQUITY 30,410,700
TOTAL TIAA-CREF LIFE FUNDS 76,841,129
(Cost $62,189,006)
TOTAL INVESTMENTS—100.0% 76,841,129
(Cost $62,189,006)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,862
NET ASSETS—100.0% $ 76,843,991
a The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of September 30, 2021 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Equity Investments:
Communication services $27,078,803 $2,149,505 $— $29,228,308
Consumer discretionary 30,362,746 5,445,053 — 35,807,799
Consumer staples 6,741,200 837,115 — 7,578,315
Financials 4,193,761 670,773 — 4,864,534
Health care 16,830,367 2,404,505 — 19,234,872
Industrials 11,487,487 2,814,064 — 14,301,551
Information technology 58,780,406 1,635,287 — 60,415,693
All other equity investments* 872,805 — — 872,805
Short-term investments 114 — — 114
Total $156,347,689 $15,956,302 $— $172,303,991
Growth & Income
Equity Investments:
Consumer discretionary $24,375,392 $1,184,034 $— $25,559,426
Consumer staples 10,557,589 397,495 — 10,955,084
Financials 19,536,882 1,142,859 — 20,679,741
Health care 26,929,747 1,044,522 — 27,974,269
Industrials 18,539,005 996,950 — 19,535,955
Information technology 53,073,277 296,308 — 53,369,585
All other equity investments* 37,879,762 — — 37,879,762
Purchased options 2,007 — — 2,007
Written options** (329,661) — — (329,661)
Total $190,564,000 $5,062,168 $— $195,626,168
Large-Cap Value
Equity investments* $83,259,870 $— $— $83,259,870
Total $83,259,870 $— $— $83,259,870

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Equity Investments:
Internet services & infrastructure $1,426,572 $750,185 $— $2,176,757
Residential REITs   23,637,298 473,897 — 24,111,195
All other equity investments* 64,229,708 — — 64,229,708
Short-term investments — 3,885,000 — 3,885,000
Total $89,293,578 $5,109,082 $— $94,402,660
Small-Cap Equity
Equity investments* $67,366,498 $— $— $67,366,498
Short-term investments 457,841 2,100,000 — 2,557,841
Futures contracts** (38,381) — — (38,381)
Total $67,785,958 $2,100,000 $— $69,885,958
Social Choice Equity
Equity investments* $92,939,426 $— $— $92,939,426
Short-term investments 448,950 880,000 — 1,328,950
Futures contracts** (15,005) — — (15,005)
Total $93,373,371 $880,000 $— $94,253,371
Stock Index
Equity Investments:
Financials $90,199,078 $— $117 $90,199,195
Health care 103,316,315 — 1,629 103,317,944
All other equity investments* 566,844,535 — — 566,844,535
Short-term investments 2,166,247 6,684,947 — 8,851,194
Futures contracts** (271,119) — — (271,119)
Total $762,255,056 $6,684,947 $1,746 $768,941,749
International Equity
Equity Investments:
Asia $— $28,175,460 $— $28,175,460
Australasia — 6,134,519 — 6,134,519
Europe 1,606,645 72,613,325 — 74,219,970
North America — 3,136,376 — 3,136,376
All other equity investments* 3,271,084 17,314,369 — 20,585,453
Short-term investments — 4,060,000 — 4,060,000
Total $4,877,729 $131,434,049 $— $136,311,778
Core Bond
Bank loan obligations $— $3,889,325 $— $3,889,325
Corporate bonds — 101,972,037 — 101,972,037
Government bonds — 72,619,054 — 72,619,054
Structured assets — 37,765,434 467,928 38,233,362
Preferred stocks 257,335 — — 257,335
Short-term investments 1,411,437 41,598,875 — 43,010,312
Forward foreign currency contracts** — 2,444 — 2,444
Total $1,668,772 $257,847,169 $467,928 $259,983,869
Balanced
Registered investment companies $76,841,129 $— $— $76,841,129
Total $76,841,129 $— $— $76,841,129
* For detailed categories, see the accompanying Summary portfolio of investments.
** Derivative instruments are not reflected in the market value of portfolio investments.
A10942-D (11/21)